HARTFORD SELECT LEADERS LAST SURVIVOR
VARIABLE UNIVERSAL LIFE INSURANCE
SEPARATE ACCOUNT VL II
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CONNECTICUT 06104-2999
TELEPHONE: (800) 231-5453                                                    [The Hartford LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Prospectus describes information you should know before you purchase Hartford Select Leaders Last Survivor variable universal life insurance policy. Please read it carefully.

Hartford Select Leaders Last Survivor is a contract between you and Hartford Life and Annuity Insurance Company. You agree to make sufficient premium payments to us, and we agree to pay a death benefit to your beneficiary. The policy is a last survivor flexible premium variable life insurance policy. It is:

x Last survivor, because we pay a death benefit after the death of the last surviving insured.

x Flexible premium, because you may add payments to your policy after the first payment.

x Variable, because the value of your life insurance policy will fluctuate with the performance of the investment options you select and the Fixed Account.
--------------------------------------------------------------------------------

The following Sub-Accounts are available under the policy:


                         SUB-ACCOUNT                                                PURCHASES SHARES OF:
 Money Market Sub-Account                                       Class Y shares of Money Market Portfolio of the Morgan
                                                                Stanley Select Dimensions Investment Series
 Diversified Income Sub-Account                                 Class Y shares of Diversified Income Portfolio of the Morgan
                                                                Stanley Select Dimensions Investment Series
 Balanced Growth Sub-Account                                    Class Y shares of Balanced Growth Portfolio of the Morgan
                                                                Stanley Select Dimensions Investment Series
 Utilities Sub-Account                                          Class Y shares of Utilities Portfolio of the Morgan Stanley
                                                                Select Dimensions Investment Series
 Dividend Growth Sub-Account                                    Class Y shares of Dividend Growth Portfolio of the Morgan
                                                                Stanley Select Dimensions Investment Series
 Value-Added Market Sub-Account                                 Class Y shares of Value-Added Market Portfolio of the Morgan
                                                                Stanley Select Dimensions Investment Series
 Growth Sub-Account                                             Class Y shares of Growth Portfolio of the Morgan Stanley
                                                                Select Dimensions Investment Series
 American Opportunities Sub-Account                             Class Y shares of American Opportunities Portfolio of the
                                                                Morgan Stanley Select Dimensions Investment Series
 Capital Opportunities Sub-Account (formerly Mid-Cap Equity     Class Y shares of Capital Opportunities Portfolio (formerly
 Sub-Account)                                                   Mid-Cap Equity Portfolio) of the Morgan Stanley Select
                                                                Dimensions Investment Series
 Global Equity Sub-Account                                      Class Y shares of Global Equity Portfolio of the Morgan
                                                                Stanley Select Dimensions Investment Series
 Developing Growth Sub-Account                                  Class Y shares of Developing Growth Portfolio of the Morgan
                                                                Stanley Select Dimensions Investment Series
 High Yield Sub-Account                                         Shares of High Yield Portfolio of The Universal
                                                                Institutional Funds, Inc.
 Mid Cap Value Sub-Account                                      Shares of Mid Cap Value Portfolio of The Universal
                                                                Institutional Funds, Inc.


                         SUB-ACCOUNT                                                PURCHASES SHARES OF:
 Emerging Markets Debt Sub-Account                              Shares of Emerging Markets Debt Portfolio of The Universal
                                                                Institutional Funds, Inc.
 Emerging Markets Equity Sub-Account                            Shares of Emerging Markets Equity Portfolio of The Universal
                                                                Institutional Funds, Inc.
 Fixed Income Sub-Account                                       Shares of Fixed Income Portfolio of The Universal
                                                                Institutional Funds, Inc.
 Active International Allocation Sub-Account                    Shares of Active International Allocation Portfolio of The
                                                                Universal Institutional Funds, Inc.
 Technology Sub-Account                                         Shares of Technology Portfolio of The Universal
                                                                Institutional Funds, Inc.
 Growth and Income Sub-Account (formerly Strategic Stock        Class II shares of Growth and Income Portfolio (formerly
 Sub-Account)                                                   Strategic Stock Portfolio) of the Van Kampen Life Investment
                                                                Trust
 Enterprise Sub-Account                                         Class II shares of Enterprise Portfolio of the Van Kampen
                                                                Life Investment Trust
 American Funds Global Growth Fund Sub-Account                  Class 2 shares of the Global Growth Fund of American Funds
                                                                Insurance Series ("American Funds Global Growth Fund")
 American Funds Global Small Capitalization Fund Sub-Account    Class 2 shares of the Global Small Capitalization Fund of
                                                                American Funds Insurance Series ("American Funds Global
                                                                Small Capitalization Fund")
 American Funds Growth Fund Sub-Account                         Class 2 shares of the Growth Fund of American Funds
                                                                Insurance Series ("American Funds Growth Fund")
 American Funds Growth-Income Fund Sub-Account                  Class 2 shares of the Growth-Income Fund of American Funds
                                                                Insurance Series ("American Funds Growth-Income Fund")
 American Funds International Fund Sub-Account                  Class 2 shares of the International Fund of American Funds
                                                                Insurance Series ("American Funds International Fund")
 MFS Capital Opportunities Series Sub-Account                   Initial Class shares of MFS-Registered Trademark- Capital
                                                                Opportunities Series of the MFS-Registered Trademark-
                                                                Variable Insurance Trust-SM-
 MFS Emerging Growth Series Sub-Account                         Initial Class shares of MFS-Registered Trademark- Emerging
                                                                Growth Series of the MFS-Registered Trademark- Variable
                                                                Insurance Trust-SM-
 MFS Investors Growth Stock Series Sub-Account                  Initial Class shares of MFS-Registered Trademark- Investors
                                                                Growth Stock Series (formerly MFS-Registered Trademark-
                                                                Growth Series) of the MFS-Registered Trademark- Variable
                                                                Insurance Trust-SM-
 MFS Investors Trust Series Sub-Account                         Initial Class shares of MFS-Registered Trademark- Investors
                                                                Trust Series (formerly MFS-Registered Trademark- Growth with
                                                                Income Series) of the MFS-Registered Trademark- Variable
                                                                Insurance Trust-SM-
 MFS Total Return Series Sub-Account                            Initial Class shares of MFS-Registered Trademark- Total
                                                                Return Series of the MFS-Registered Trademark- Variable
                                                                Insurance Trust-SM-
 Franklin Small Cap Fund Sub-Account                            Class 2 shares of the Franklin Small Cap Fund of the
                                                                Franklin Templeton Variable Insurance Products Trust
                                                                ("Franklin Small Cap Fund")
 Franklin Strategic Income Securities Fund Sub-Account          Class 1 shares of the Franklin Strategic Income Securities
                                                                Fund of the Franklin Templeton Variable Insurance Products
                                                                Trust ("Franklin Strategic Income Securities Fund")


                         SUB-ACCOUNT                                                PURCHASES SHARES OF:
 Mutual Shares Securities Fund Sub-Account                      Class 2 shares of Mutual Shares Securities Fund of the
                                                                Franklin Templeton Variable Insurance Products Trust
                                                                ("Mutual Shares Securities Fund")
 Templeton Developing Markets Securities Fund Sub-Account       Class 1 shares of Templeton Developing Markets Securities
                                                                Fund of the Franklin Templeton Variable Insurance Products
                                                                Trust ("Templeton Developing Markets Securities Fund")
 Templeton Growth Securities Fund Sub-Account                   Class 2 shares of the Templeton Growth Securities Fund of
                                                                the Franklin Templeton Variable Insurance Products Trust
                                                                ("Templeton Growth Securities Fund")

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities, or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The policy may not be available for sale in all states.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (HTTP://WWW.SEC.GOV).

This life insurance policy IS NOT:

 -  a bank deposit or obligation;

 -  federally insured; or

 -  endorsed by any bank or governmental agency.
--------------------------------------------------------------------------------
PROSPECTUS DATED: MAY 1, 2002

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                PAGE
----------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                     5
----------------------------------------------------------------------
FEE TABLES                                                        7
----------------------------------------------------------------------
ABOUT US                                                         12
----------------------------------------------------------------------
  Hartford Life and Annuity Insurance Company                    12
----------------------------------------------------------------------
  Separate Account VL II                                         12
----------------------------------------------------------------------
  The Portfolios                                                 12
----------------------------------------------------------------------
  The Fixed Account                                              15
----------------------------------------------------------------------
CHARGES AND DEDUCTIONS                                           16
----------------------------------------------------------------------
YOUR POLICY                                                      18
----------------------------------------------------------------------
PREMIUMS                                                         20
----------------------------------------------------------------------
DEATH BENEFITS AND POLICY VALUES                                 22
----------------------------------------------------------------------
MAKING WITHDRAWALS FROM YOUR POLICY                              23
----------------------------------------------------------------------
LOANS                                                            23
----------------------------------------------------------------------
LAPSE AND REINSTATEMENT                                          24
----------------------------------------------------------------------
TAXES                                                            25
----------------------------------------------------------------------
LEGAL PROCEEDINGS                                                28
----------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                        29
----------------------------------------------------------------------
WHERE YOU CAN FIND MORE INFORMATION                              30
----------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------

SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY

FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.

DEATH BENEFIT -- While the policy is in force and when the last surviving insured dies, we pay a death benefit to your beneficiary. You select one of three death benefit options:

x  LEVEL OPTION: The death benefit equals the current Face Amount.

x RETURN OF ACCOUNT VALUE OPTION: The death benefit is the current Face Amount plus the Account Value of your policy;

x RETURN OF PREMIUM OPTION: The death benefit is the current Face Amount plus the total of your premium payments, however, it will be no more than the current Face Amount plus $5 million.

The death benefit is reduced by any money you owe us, such as outstanding loans, loan interest, or unpaid charges. You may change your death benefit option under certain circumstances. You may increase or decrease the Face Amount on your policy under certain circumstances.

DEATH BENEFIT GUARANTEE -- Generally, your death benefit coverage will last as long as there is enough value in your policy to pay for the monthly charges we deduct. Since this is a variable life policy, values of your policy will fluctuate based on the performance of the underlying investment options you have chosen. Without the Death Benefit Guarantee your policy will lapse if the value of your policy is insufficient to pay your monthly charges. However, when the Death Benefit Guarantee feature is in effect, the policy will not lapse, regardless of the investment performance of the underlying funds.

When you apply for the policy you choose what percentage of the total face amount that is covered by the Death Benefit Guarantee. The Death Benefit Guarantee period is the maximum number of policy years that the Death Benefit Guarantee is available on the policy. The Death Benefit Guarantee period is individualized based on the issue ages, sexes and risk classes of the insureds and is provided in the policy. In order to maintain the Death Benefit Guarantee feature, the cumulative premiums paid into the policy, less withdrawals and indebtedness, must exceed the Cumulative Death Benefit Guarantee Premium. The Death Benefit Guarantee is not available in the states of Maryland or New Jersey.

INVESTMENT CHOICES -- You may invest in up to 9 different investment choices within your policy, from a choice of 35 investment options and a Fixed Account. You may transfer money among your investment choices, subject to restrictions.

PREMIUM PAYMENTS -- You have the flexibility to choose how you pay premiums. You choose a planned premium when you purchase the policy. You may change your planned premium, or pay additional premium any time, subject to certain limitations.

RIGHT TO EXAMINE YOUR POLICY -- For 10 days after you receive your policy, you may cancel it without paying a sales charge. A longer period is provided in some states.

WITHDRAWALS -- You may take money out of your policy once a month, subject to certain minimums. (See "Risks of Your Policy," below).

LOANS -- You may take a loan on the policy. The policy secures the loan.

SETTLEMENT OPTIONS -- You or your beneficiary may choose to receive the proceeds of the policy over a period of time by using one of several settlement options.

OPTIONAL COVERAGE -- You may add other coverages to your policy. See "Your Policy -- Other Benefits."

WHAT DOES YOUR PREMIUM PAY FOR?

Your premium pays for three things. It pays for life insurance coverage, it acts as an investment in the Sub-Accounts, and it pays for sales loads and other charges.

RISKS OF YOUR POLICY

INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of the investment options you choose. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed.

UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long term financial planning. You should not purchase the policy if you will need the premium payment in a short time period.

RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes too low to support the policy's monthly charges. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.

WITHDRAWAL LIMITATIONS -- You are limited to one withdrawal per month. Withdrawals will reduce your policy's death benefit, and may be subject to a surrender charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account.

LOANS -- Taking a loan from your policy may increase the risk that your policy will lapse, will have a permanent effect on the policy's Account Value, and will reduce the death proceeds.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any loans, withdrawals or other amounts from the policy, and you may be subject to a 10% penalty tax. Under certain circumstances (usually if you prefund future benefits in seven years or less), your policy may become a modified endowment policy under federal tax law. If these circumstances were to occur, loans and other pre-death distributions are includable in gross income on an income first basis, and may be subject to a 10% penalty (unless you have attained age
59 1/2). You should consult with a tax adviser before taking steps that may affect whether your policy becomes a modified endowment policy. See "Taxes."

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------

FEE TABLES

The following tables describe the MAXIMUM fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options.

TRANSACTION FEES


         CHARGE              WHEN CHARGE IS DEDUCTED              AMOUNT DEDUCTED             POLICIES FROM WHICH CHARGE IS DEDUCTED
Sales Charge                When you pay premium.       6% of premium                                         All
Premium Tax Charge          When you pay premium.       A percent of premium which varies                     All
                                                        by your state and municipality of
                                                        residence. The range of premium tax
                                                        charge is generally between 0% and
                                                        4%.
                                                        This rate will change if your state
                                                        or municipality changes its premium
                                                        tax charges. It may change if you
                                                        change your state or municipality
                                                        of residence.
Surrender Charges           When you surrender your     Surrender charge varies by policy     Policies surrendered during the first
                            policy.                     year and equals a percentage times    nine policy years.
                            When you make certain       the sum of two components: the        Policies where the Face Amount is
                            Face Amount decreases.      sales surrender charge and the        reduced below the initial Face Amount
                            When you take certain       underwriting surrender charge. The    during the first nine policy years.
                            withdrawals.                sales surrender charge equals the
                                                        Death Benefit Guarantee Premium. In
                                                        Maryland and New Jersey, the sales
                                                        surrender charge is individualized
                                                        and based on the initial Face
                                                        Amount and the insureds' issue
                                                        ages, sexes, insurance classes and
                                                        standard ratings. The underwriting
                                                        surrender charge equals $1 per
                                                        $1000 of initial face amount, but
                                                        is at least $500 and no more than
                                                        $3000.
                                                        The percentage by policy years is
                                                        as follows:
                                                        POLICY YEAR           PERCENTAGE
                                                             1                   70%
                                                             2                   70%
                                                             3                   70%
                                                             4                   60%
                                                             5                   50%
                                                             6                   40%
                                                             7                   30%
                                                             8                   20%
                                                             9                   10%
                                                             10 and after           0%
Face Amount                 Each month for 12 months    1/12 of $1 per month per thousand     Policies where the owner has made an
Increase Fee                beginning on the            of Face Amount increase.              unscheduled increase.
                            effective date of any       Monthly fees charged will not be
                            unscheduled increase in     less than 1/12 of $500 and will not
                            Face Amount you request.    exceed 1/12 of $3,000.
Transfer Fees               When you make a transfer    $25 per transfer.                     Those policies with more than one
                            after the first transfer                                          transfer per month.
                            in any month.
Withdrawal Fee              When you take a             $10 per withdrawal.                   Those policies where the owner has
                            withdrawal.                                                       made a withdrawal.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

The next table describes the MAXIMUM fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

CHARGES OTHER THAN FUND OPERATING EXPENSES


         CHARGE              WHEN CHARGE IS DEDUCTED              AMOUNT DEDUCTED             POLICIES FROM WHICH CHARGE IS DEDUCTED
Cost of Insurance Charges   Monthly.                    The charge is the maximum cost of                     All
                                                        insurance rate times the net amount
                                                        at risk. Maximum cost of insurance
                                                        rates are individualized, depending
                                                        on the insureds' issue ages, sexes,
                                                        insurance classes, substandard
                                                        ratings, and age of the policy.
Mortality and Expense       Monthly.                    PER THE SUB-ACCOUNT ACCUMULATED                       All
Risk Charge                                             VALUE:
                                                        - 1/12 of 0.75% per month for
                                                        policy years 1-10.
                                                        - 1/12 of 0.60% per month for
                                                        policy years 11-20.
                                                        - 0.00% per month after the 20th
                                                        year.
                                                        PER $1000 OF INITIAL FACE AMOUNT
                                                        DURING THE FIRST 10 POLICY YEARS:
                                                        - individualized based on issue
                                                        ages and Death Benefit Guarantee
                                                          Amount.
                                                        - in Maryland and New Jersey,
                                                          individualized based on issue
                                                          ages and initial Face Amount. In
                                                          Maryland, this charge is known as
                                                          an Administrative Charge.
Administrative Charge       Monthly.                    YEARS 1-5:                                            All
                                                        $30
                                                        YEARS 6+:
                                                        $10
                                                        In New Jersey, this charge is $30
                                                        per month for all years.
Rider Charges               Monthly.                    Individualized based on optional      Only those policies with benefits
                                                        rider selected.                       provided by rider.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------

The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the policy. The table shows the actual fees and expenses charged by the Funds for the year ended December 31, 2001. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

ANNUAL FUND OPERATING EXPENSES

                                                                               12B-1
                                                                            DISTRIBUTION               TOTAL FUND
                                                              MANAGEMENT       AND/OR        OTHER     OPERATING
                                                                 FEES      SERVICING FEES   EXPENSES    EXPENSES
-----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES:
Money Market Portfolio                                          0.50%           0.25%        0.02%        0.77%
-----------------------------------------------------------------------------------------------------------------
Diversified Income Portfolio                                    0.40%           0.25%        0.09%        0.74%
-----------------------------------------------------------------------------------------------------------------
Balanced Growth Portfolio                                       0.60%           0.25%        0.04%        0.89%
-----------------------------------------------------------------------------------------------------------------
Utilities Portfolio                                             0.65%           0.25%        0.04%        0.94%
-----------------------------------------------------------------------------------------------------------------
Dividend Growth Portfolio                                       0.61%           0.25%        0.01%        0.87%
-----------------------------------------------------------------------------------------------------------------
Value-Added Market Portfolio                                    0.50%           0.25%        0.04%        0.79%
-----------------------------------------------------------------------------------------------------------------
Growth Portfolio                                                0.80%           0.25%        0.06%        1.11%
-----------------------------------------------------------------------------------------------------------------
American Opportunities Portfolio                                0.62%           0.25%        0.03%        0.90%
-----------------------------------------------------------------------------------------------------------------
Capital Opportunities Portfolio                                 0.75%           0.25%        0.05%        1.05%
-----------------------------------------------------------------------------------------------------------------
Global Equity Portfolio                                         1.00%           0.25%        0.07%        1.32%
-----------------------------------------------------------------------------------------------------------------
Developing Growth Portfolio                                     0.50%           0.25%        0.09%        0.84%
-----------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
High Yield Portfolio (1)                                        0.50%            N/A         0.33%        0.83%
-----------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio (1)                                     0.75%            N/A         0.35%        1.10%
-----------------------------------------------------------------------------------------------------------------
Emerging Markets Debt Portfolio (1)                             0.80%            N/A         0.37%        1.17%
-----------------------------------------------------------------------------------------------------------------
Emerging Markets Equity Portfolio (1)                           1.25%            N/A         0.87%        2.12%
-----------------------------------------------------------------------------------------------------------------
Fixed Income Portfolio (1)                                      0.40%            N/A         0.31%        0.71%
-----------------------------------------------------------------------------------------------------------------
Active International Allocation Portfolio (1)                   0.80%            N/A         0.88%        1.68%
-----------------------------------------------------------------------------------------------------------------
Technology Portfolio (1)                                        0.80%            N/A         0.51%        1.31%
-----------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST:
Growth and Income Portfolio -- Class II (2)(8)                  0.60%           0.25%        0.15%        1.00%
-----------------------------------------------------------------------------------------------------------------
Enterprise Portfolio -- Class II (8)                            0.50%           0.25%        0.12%        0.87%
-----------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES:
American Funds Global Growth Fund                               0.66%           0.25%        0.04%        0.95%
-----------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization Fund                 0.80%           0.25%        0.03%        1.08%
-----------------------------------------------------------------------------------------------------------------
American Funds Growth Fund                                      0.37%           0.25%        0.01%        0.63%
-----------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund                               0.33%           0.25%        0.02%        0.60%
-----------------------------------------------------------------------------------------------------------------
American Funds International Fund                               0.55%           0.25%        0.06%        0.86%
-----------------------------------------------------------------------------------------------------------------
MFS VARIABLE INSURANCE TRUST:
MFS-Registered Trademark- Capital Opportunities Series --
  Initial Class (3)                                             0.75%            N/A         0.16%        0.91%
-----------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Emerging Growth Series -- Initial
  Class (3)                                                     0.75%            N/A         0.12%        0.87%
-----------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors Growth Stock Series --
  Initial Class (3)(4)                                          0.75%            N/A         0.17%        0.92%
-----------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors Trust Series -- Initial
  Class (3)                                                     0.75%            N/A         0.15%        0.90%
-----------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Total Return Series -- Initial
  Class (3)                                                     0.75%            N/A         0.14%        0.89%
-----------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Franklin Small Cap Fund -- Class 2 (6)(7)                       0.53%           0.25%        0.31%        1.09%
-----------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund -- Class 1 (7)        0.42%            N/A         0.34%        0.76%
-----------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund -- Class 2 (6)                    0.60%           0.25%        0.19%        1.04%
-----------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund -- Class 1         1.25%            N/A         0.32%        1.57%
-----------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund -- Class 2 (5)(6)              0.80%           0.25%        0.05%        1.10%
-----------------------------------------------------------------------------------------------------------------

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

(1) The Management Fee and Other Expenses have been reduced to reflect a voluntary waiver of a portion or all of the Management Fee and the reimbursement of Other Expenses by the portfolio's adviser. The adviser may terminate this voluntary waiver at any time at its sole discretion. Including such reductions, expenses would be as follows:

                                                                 TOTAL FUND
                                         MANAGEMENT    OTHER     OPERATING
    PORTFOLIO                               FEES      EXPENSES    EXPENSES
    -----------------------------------------------------------------------
    High Yield                             0.47%       0.33%        0.80%
    -----------------------------------------------------------------------
    Mid-Cap Value                          0.70%       0.35%        1.05%
    -----------------------------------------------------------------------
    Emerging Markets Debt                  0.80%       0.37%        1.17%
    -----------------------------------------------------------------------
    Emerging Markets Equity                0.98%       0.87%        1.85%
    -----------------------------------------------------------------------
    Fixed Income                           0.39%       0.31%        0.70%
    -----------------------------------------------------------------------
    Active International Allocation        0.27%       0.88%        1.15%
    -----------------------------------------------------------------------
    Technology Portfolio                   0.66%       0.51%        1.17%
    -----------------------------------------------------------------------

(2) With respect to the Enterprise and the Growth and Income Portfolios, the investment adviser, Van Kampen Asset Management Inc. has voluntarily agreed to waive its investment advisory fees and to reimburse the Portfolios if such fees would cause their respective "Total Fund Operating Expenses" to exceed those set forth in the table above. Including the aforementioned reductions, it is estimated that "Management Fees", "Other Expenses" and "Total Fund Operating Expenses" for the Portfolios would be:

                                                          12B-1
                                                       DISTRIBUTION                TOTAL ANNUAL
                                         MANAGEMENT       AND/OR        OTHER     FUND OPERATING
                                            FEES      SERVICING FEES   EXPENSES      EXPENSES
    --------------------------------------------------------------------------------------------
    VAN KAMPEN LIFE INVESTMENT TRUST:
    Enterprise Portfolio -- Class II       0.48%           0.25%        0.12%          0.82%
    --------------------------------------------------------------------------------------------
    Growth and Income Portfolio --
      Class II                             0.25%           0.25%        0.40%          0.90%
    --------------------------------------------------------------------------------------------

(3) Each Series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend-disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, Total Fund Operating Expenses would be lower for certain series and would equal:

                                                          12B-1
                                                       DISTRIBUTION               TOTAL FUND
                                         MANAGEMENT       AND/OR        OTHER     OPERATING
                                            FEES      SERVICING FEES   EXPENSES    EXPENSES
    ----------------------------------------------------------------------------------------
    MFS-Registered Trademark- Capital
      Opportunities Series -- Initial
      Class                                0.75%            N/A         0.15%        0.90%
    ----------------------------------------------------------------------------------------
    MFS-Registered Trademark- Emerging
      Growth Series -- Initial Class       0.75%            N/A         0.11%        0.86%
    ----------------------------------------------------------------------------------------
    MFS-Registered Trademark- Investors
      Growth Stock Series -- Initial
      Class                                0.75%            N/A         0.15%        0.90%
    ----------------------------------------------------------------------------------------
    MFS-Registered Trademark- Investors
      Trust Series -- Initial Class        0.75%            N/A         0.14%        0.89%
    ----------------------------------------------------------------------------------------
    MFS-Registered Trademark- Total
      Return Series -- Initial Class       0.75%            N/A         0.13%        0.88%
    ----------------------------------------------------------------------------------------

(4) MFS has contractually agreed, subject to reimbursement, to bear certain "Other Expenses" for this series, after taking into account the expense offset arrangement described above. These contractual fee arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversees the series. Without these reductions, Total Fund Operating Expenses would have been:

                                                          12B-1
                                                       DISTRIBUTION               TOTAL FUND
                                         MANAGEMENT       AND/OR        OTHER     OPERATING
                                            FEES      SERVICING FEES   EXPENSES    EXPENSES
    ----------------------------------------------------------------------------------------
    MFS-Registered Trademark- Capital
      Opportunities Series -- Initial
      Class                                0.75%            N/A         0.21%        0.96%
    ----------------------------------------------------------------------------------------
    MFS-Registered Trademark- Investors
      Growth Stock Series -- Initial
      Class                                0.75%            N/A         0.17%        0.92%
    ----------------------------------------------------------------------------------------

(5) The Fund administration fee is paid indirectly through the Management Fee.

(6) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
--------------------------------------------------------------------------------

(7) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. With this reduction, Total Fund Operating Expenses are:

                                                          12B-1
                                                       DISTRIBUTION               TOTAL FUND
                                         MANAGEMENT       AND/OR        OTHER     OPERATING
                                            FEES      SERVICING FEES   EXPENSES    EXPENSES
    ----------------------------------------------------------------------------------------
    Franklin Small Cap Fund -- Class 2     0.45%           0.25%        0.31%        1.01%
    ----------------------------------------------------------------------------------------
    Franklin Strategic Income
      Securities Fund -- Class 1           0.37%            N/A         0.34%        0.71%
    ----------------------------------------------------------------------------------------

(8) Under the Distribution Plan and Service Plan, the portfolio may spend up to a total of 0.35% per year of the Portfolio's average daily net assets with respect to its Class II shares. Notwithstanding the foregoing, the Portfolio's Board of Trustees currently limits the aggregate amount payable under the Distribution Plan and Service Plan to 0.25% per year of the Portfolio's average daily net assets with respect to Class II shares.

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

ABOUT US

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS

                                     EFFECTIVE DATE
           RATING AGENCY               OF RATING     RATING            BASIS OF RATING
------------------------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.                           9/26/01       A+    Financial strength
------------------------------------------------------------------------------------------------
 Standard & Poor's                       9/20/01      AA     Financial security characteristics
------------------------------------------------------------------------------------------------
 Fitch                                   9/21/01      AA+    Claims paying ability
------------------------------------------------------------------------------------------------

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

SEPARATE ACCOUNT VL II

The Sub-Accounts are subdivisions of our separate account, called Separate Account VL II. The Separate Account exists to keep your life insurance policy assets separate from our company assets. As such, the investment performance of the Separate Account is independent from the investment performance of Hartford's other assets. Hartford's other assets are utilized to pay our insurance obligations under the policy. Your assets in the Separate Account are held exclusively for your benefit and may not be used for any other liability of Hartford. Separate Account VL II was established on September 30, 1994 under the laws of Connecticut.

THE PORTFOLIOS

The underlying investments for the Contracts are shares of the portfolios or funds of Morgan Stanley Select Dimensions Investment Series, The Universal Institutional Funds, Inc., Van Kampen Life Investment Trust, American Funds Insurance Series, MFS-Registered Trademark-Variable Insurance Trust-SM-, and Franklin Templeton Variable Insurance Products Trust, all open-ended investment companies. The underlying portfolios or funds corresponding to each Sub-Account and their investment objectives are described below. Hartford reserves the right, subject to compliance with the law, to offer additional portfolios with differing investment objectives. The portfolios may not be available in all states.

We do not guarantee the investment results of any of the underlying portfolios or funds. Since each underlying portfolio has different investment objectives, each is subject to different risks. These risks and the portfolio's expenses are more fully described in the accompanying Funds' prospectuses and the Statements of Additional Information. The Funds' prospectuses should be read in conjunction with this Prospectus before investing.

MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES:

MONEY MARKET PORTFOLIO -- Seeks high current income, preservation of capital and liquidity by investing in the following money market instruments: U.S. Government securities, obligations of U.S. regulated banks and savings institutions having total assets of more than $1 billion, or less than $1 billion if such are fully federally insured as to principal (the interest may not be insured), repurchase agreements and high grade corporate debt obligations maturing in thirteen months or less.

DIVERSIFIED INCOME PORTFOLIO -- Seeks, as a primary objective, to earn a high level of current income and, as a secondary objective, to maximize total return, but only to the extent consistent with its primary objective, by equally allocating its assets among three separate groupings of fixed-income securities. Up to one-third of the securities in which the Diversified Income Portfolio may invest will include securities rated Baa/BBB or lower. See the Special Considerations for investments for high yield securities disclosed in the Fund's prospectus.

BALANCED GROWTH PORTFOLIO -- Seeks to provide capital growth with reasonable current income by investing, under normal market conditions, at least 60% of its total assets in a diversified portfolio of common stocks of companies which have a record of paying dividends and, in the opinion of the Investment Manager, have the potential for increasing dividends and in securities convertible into common stock, and at least 25% of its total assets in investment grade fixed-income (fixed-rate and adjustable-rate) securities such as corporate notes and bonds and obligations issued or guaranteed by the U.S. Government, its agencies and its instrumentalities.

UTILITIES PORTFOLIO -- Seeks to provide both capital appreciation and current income.

DIVIDEND GROWTH PORTFOLIO -- Seeks to provide reasonable current income and long-term growth of income and capital by investing primarily in common stock of companies with a record of paying dividends and the potential for increasing dividends.

VALUE-ADDED MARKET PORTFOLIO -- Seeks to achieve a high level of total return on its assets through a combination of capital appreciation and current income, by investing, in approximately equal proportions, in a diversified portfolio of common stocks of the companies which are represented in the Standard & Poor's 500 Composite Stock Price Index. The Portfolio's investment manager will adjust the Portfolio's investment securities at least

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
--------------------------------------------------------------------------------
annually to maintain an approximate equal weighting of each S&P 500 stock.

GROWTH PORTFOLIO -- Seeks long-term growth of capital by investing primarily in common stocks and securities convertible into common stocks issued by domestic and foreign companies having stock market values or capitalizations of at least $1 billion.

AMERICAN OPPORTUNITIES PORTFOLIO -- Seeks long-term capital growth consistent with an effort to reduce volatility, by investing principally in common stock of companies in industries which, at the time of the investment, are believed to have attractive earnings growth potential and that the investment manager believes will have the relative earnings growth potential over the projected economic outlook.

CAPITAL OPPORTUNITIES PORTFOLIO (formerly Mid-Cap Equity Portfolio) -- Seeks long-term capital growth by investing primarily in equity securities of medium sized companies (that is, companies whose equity market capitalization falls within the range of companies comprising the S&P 400 Index).

GLOBAL EQUITY PORTFOLIO -- Seeks to obtain total return on its assets primarily through long-term capital growth and, to a lesser extent, from income, through investments in all types of common stocks and equivalents (such as convertible securities and warrants), preferred stocks and bonds and other debt obligations of domestic and foreign companies, governments and international organizations.

DEVELOPING GROWTH PORTFOLIO -- Seeks long-term capital growth by investing primarily in common stocks of smaller and medium-sized companies that, in the opinion of the Investment Manager, have the potential for growing more rapidly than the economy and which may benefit from new products or services, technological developments or changes in management.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:

HIGH YIELD PORTFOLIO -- Seeks above-average total return over a market cycle of three to five years by investing primarily in diversified portfolio of high yield securities (commonly referred to as "junk bonds"). The Portfolio also may invest in investment grade fixed income securities, including U.S. Government securities, corporate bonds and mortgage securities. The Portfolio may invest to a limited extent in foreign fixed income securities, including emerging market securities.

MID CAP VALUE PORTFOLIO -- Seeks above-average total return over a market cycle of three to five years by investing primarily in common stocks of companies with capitalizations in the range of companies included in the S&P MidCap 400 Index. The Portfolio focuses on stocks that are believed to be undervalued in comparison with the stock market as a whole, as measured by the S&P Index. The Portfolio may purchase stocks that typically do not pay dividends.

EMERGING MARKETS DEBT PORTFOLIO -- Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers located in emerging market countries. Using macroeconomic and fundamental analysis, the Investment Adviser seeks to identify developing countries that are believed to be undervalued and have attractive or improving fundamentals. After the country allocation is determined, the sector and security selection is made within each country.

EMERGING MARKETS EQUITY PORTFOLIO -- Seeks long-term capital appreciation by investing primarily in growth oriented equity securities of issuers in emerging market countries. The Investment Adviser's investment approach combines top-down country allocation with bottom-up stock selection. Investment selection criteria include attractive growth characteristics, reasonable valuations and management with strong shareholder value orientation.

FIXED INCOME PORTFOLIO -- Seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities. The portfolio invests primarily in a diversified mix of dollar denominated investment grade fixed income securities, particularly U.S. Government, corporate and mortgage securities. The Portfolio will ordinarily seek to maintain an average weighted maturity in excess of five years. The Portfolio may invest opportunistically in non-dollar denominated securities and in high yield securities (commonly referred to as "junk bonds").

ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO -- Seeks long-term capital appreciation by investing primarily in accordance with country and sector weightings determined by the Investment Adviser, in equity securities of non-U.S. issuers which, in the aggregate, replicate broad-market indices. The Investment Adviser seeks to maintain a diversified portfolio of international equity securities based on a top-down approach that emphasizes country and sector selection and weighting rather than individual stock selection. The Investment Adviser seeks to capitalize on the significance of country and sector selection in international equity portfolio returns by over and underweighting countries and/or sectors based on three factors: (i) valuation;
(ii) fundamental change; and (iii) market momentum/technicals.

TECHNOLOGY PORTFOLIO -- Seeks long-term capital appreciation by investing primarily in equity securities of companies that the Investment Adviser expects will benefit from their involvement in technology and technology-related industries. The Investment Adviser seeks to maximize long-term capital appreciation by identifying significant long-term technology trends and investing primarily in companies the Investment Adviser believes are positioned to benefit materially from these trends.

VAN KAMPEN LIFE INVESTMENT TRUST:

GROWTH AND INCOME PORTFOLIO (formerly Strategic Stock Portfolio) -- Seeks an above average total return through a combination of potential capital appreciation and dividend income, consistent with the preservation of invested capital. Under normal market conditions, the Portfolio's investment adviser seeks to achieve the investment objectives by investing in a portfolio of high dividend yielding equity securities of companies included in the Dow Jones Industrial Average or in the Morgan Stanley Capital International USA Index.

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

ENTERPRISE PORTFOLIO -- Seeks capital appreciation through investments in securities believed by the Portfolio's investment adviser to have above average potential for capital appreciation.

AMERICAN FUNDS INSURANCE SERIES:

AMERICAN FUNDS GLOBAL GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers located around the world.

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND -- Seeks long-term growth of capital by investing primarily in equity securities of smaller companies located around the world that typically have market capitalizations of $50 million to $1.5 billion.

AMERICAN FUNDS GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks which demonstrate the potential for appreciation.

AMERICAN FUNDS GROWTH-INCOME FUND -- Seeks growth of capital and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.

AMERICAN FUNDS INTERNATIONAL FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled outside of the United States.

MFS VARIABLE INSURANCE TRUST:

MFS-REGISTERED TRADEMARK- CAPITAL OPPORTUNITIES SERIES -- Seeks capital appreciation.

MFS-REGISTERED TRADEMARK- EMERGING GROWTH SERIES -- Seeks to provide long-term growth of capital.

MFS-REGISTERED TRADEMARK- INVESTORS GROWTH STOCK SERIES (formerly MFS-Registered Trademark-Growth Series) -- Seeks to provide long-term growth of capital and future income rather than current income.

MFS-REGISTERED TRADEMARK- INVESTORS TRUST SERIES (formerly MFS-Registered Trademark- Growth with Income Series) -- Seeks mainly to provide long-term growth of capital and secondarily to provide reasonable current income.

MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES -- Seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:

FRANKLIN SMALL CAP FUND -- Seeks long-term capital growth by investing in investments of small capitalization companies, with market cap values not exceeding (i) $1.5 billion; or (ii) the highest market cap value in the Russell 2000 Index; whichever is greater, at the time of purchase.

FRANKLIN STRATEGIC INCOME SECURITIES FUND -- Seeks to earn a high level of current income, with capital appreciation as a secondary goal, by investing primarily in U.S. and foreign debt securities, including high yield, lower-rated bonds (junk bonds), government securities, mortgage and other asset-backed securities, convertible securities and preferred stock.

MUTUAL SHARES SECURITIES FUND -- Seeks capital appreciation, with income as a secondary goal, by investing in equity securities that the manager believes are undervalued, including those of small capitalization companies, undervalued stocks, restructuring companies, and distressed companies.

TEMPLETON DEVELOPING MARKETS SECURITIES FUND -- Seeks long-term capital appreciation by investing primarily in investments of emerging market companies.

TEMPLETON GROWTH SECURITIES FUND -- Seeks long-term capital growth by investing in equity securities of companies of any nation, including those in the U.S. and emerging markets.

THE INVESTMENT ADVISERS -- Morgan Stanley Investment Advisors Inc. ("MS Advisors"), a Delaware Corporation, whose address is 1221 Avenue of the Americas, New York, New York 10020, is the Investment Manager for the Money Market Portfolio, the Diversified Income Portfolio, the Balanced Growth Portfolio, the Utilities Portfolio, the Dividend Growth Portfolio, the Value-Added Market Portfolio, the Growth Portfolio, the American Opportunities Portfolio, the Capital Opportunities Portfolio (Mid-Cap Equity Portfolio), the Global Equity Portfolio, and the Developing Growth Portfolio of the Morgan Stanley Select Dimensions Investment Series (the "Morgan Stanley Portfolios"). MS Advisors was incorporated in July, 1992 and is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. ("MSDW").

MS Advisors provides administrative services, manages the Morgan Stanley Portfolios' business affairs and manages the investment of the Morgan Stanley Portfolios' assets, including the placing of orders for the purchase and sales of portfolio securities. MS Advisors has retained Morgan Stanley Services Company Inc., its wholly-owned subsidiary, to perform the aforementioned administrative services for the Morgan Stanley Portfolios. For its services, the Morgan Stanley Portfolios pay MS Advisors a monthly fee. See the accompanying Fund prospectus for a more complete description of MS Advisors and the respective fees of the Morgan Stanley Portfolios.

With regard to the Capital Opportunities Portfolio (formerly Mid-Cap Equity Portfolio) and the Emerging Markets Portfolio, TCW Investment Management Company ("TCW"), under a Sub-Advisory Agreement with MS Advisors, provides these Portfolios with investment advice and portfolio management, in each case subject to the overall supervision of the MS Advisors. TCW's address is 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017.

With regard to the Growth Portfolio, Morgan Stanley Investment Management Inc. ("MS Investment Management"), under a Sub-Advisory Agreement with MS Advisors, provides the Growth Portfolio with investment advice and portfolio management, subject to the overall supervision of MS Advisors. MS Investment Management, like MS Advisors, is a wholly-owned subsidiary of

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
--------------------------------------------------------------------------------
MSDW. MS Investment Management's address is 1221 Avenue of the Americas, New York, New York 10020.

In addition to acting as the Sub-Adviser for the Growth Portfolio, MS Investment Management, pursuant to an Investment Advisory Agreement with The Universal Institutional Funds, Inc., is the investment adviser for the Emerging Markets Debt Portfolio, Emerging Markets Equity Portfolio, Active International Allocation Portfolio, High Yield Portfolio, Fixed Income Portfolio, MidCap Value Portfolio, and Technology Portfolio. As the investment adviser to these Portfolios, MS Investment Management, provides investment advice and portfolio management services. Prior to May 1, 2002, Morgan Stanley Investments LP (formerly Miller Anderson & Sherrerd, LLP), an affiliate of MS Investment Management, served as investment adviser to the High Yield Portfolio, Fixed Income Portfolio and MidCap Value Portfolio.

The Investment Adviser with respect to the Growth and Income Portfolio and the Enterprise Portfolio is Van Kampen Asset Management Inc., a wholly owned subsidiary of Van Kampen Investments Inc. Van Kampen Investments Inc. is an indirect wholly owned subsidiary of MSDW. Van Kampen Investments Inc. is a diversified asset management company with more than three million retail investor accounts, extensive capabilities for managing institutional portfolios, and more than $97 billion under management or supervision as of December 31, 2000. Van Kampen Investments Inc.'s more than 50 open-end and 30 closed-end funds and more than 2,700 unit investment trusts are professionally distributed by leading authorized dealers nationwide.

American Fund Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds Growth Fund, American Funds Growth-Income Fund and American Funds International Fund are all part of American Funds Insurance Series. American Funds Insurance Series is a fully managed, diversified, open-end investment company organized as a Massachusetts business trust in 1983. American Funds Insurance Series offers two classes of fund shares: Class 1 shares and Class 2 shares. This Annuity invests only in Class 2 shares of American Funds Insurance Series. The investment adviser for each of the funds of American Funds Insurance Series is Capital Research and Management Company located at
333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group
Companies, Inc.

MFS-Registered Trademark- Capital Opportunities Series, MFS-Registered Trademark- Emerging Growth Series, MFS-Registered Trademark- Investors Growth Stock Series, MFS-Registered Trademark- Investors Trust Series and MFS-Registered Trademark- Total Return Series are series of the MFS-Registered Trademark-Variable Insurance Trust(SM). The MFS Variable Insurance Trust SM is a professionally managed open-end management investment company. The MFS Variable Insurance Trust(SM) is registered as a Massachusetts business trust. MFS Investment Management-Registered Trademark-serves as the investment adviser to each of the Series of the MFS-Registered Trademark- Variable Insurance Trust(SM). MFS Investment Management-Registered Trademark- is located at
500 Boylston Street, Boston, Massachusetts 02116.

Franklin Small Cap Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, and Templeton Growth Securities Fund are all part of the Franklin Templeton Variable Insurance Products Trust. The Franklin Templeton Variable Insurance Products Trust is an open-end managed investment company which was organized as a Massachusetts business trust on April 26, 1988. Franklin Templeton Variable Insurance Products Trust currently offers Class 1 and Class 2 shares. Class 2 shares of each Fund are available in this Annuity, except that Class 1 shares of Franklin Strategic Income Securities Fund and Templeton Developing Markets Securities Fund are available. The investment manager of Franklin Small Cap Fund and Franklin Strategic Income Securities Fund is Franklin Advisers, Inc. located at 777 Mariners Island Blvd. P.O. Box 7777, San Mateo, California 94403-7777. The investment manager of Mutual Shares Securities Fund is Franklin Mutual Advisers, LLC, located at 51 John F. Kennedy Parkway, Short Hills, New Jersey, 07078. The investment manager of Templeton Growth Securities Fund is Templeton Global Advisers Limited, located at Lyford Cay, Nassau, N.P. Bahamas. The investment manager of Templeton Developing Markets Securities Fund is Templeton Asset Management Ltd., located at 7 Temasek Blvd. #38-03, Suntec Tower One, Singapore, 038987.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the prospectuses for the Funds.

VOTING RIGHTS -- For Sub-Accounts in which you have invested, we will notify you of shareholder's meetings of the Funds purchased by those Sub-Accounts. We will send you proxy materials and instructions for you to vote the shares held for your benefit by those Sub-Accounts. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions.

ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.

16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

THE FIXED ACCOUNT

You may allocate amounts to the Fixed Account. The Fixed Account is not a part of the Separate Account, but is a part of our general assets. As such, the Fixed Account (and this description of the Fixed Account) is not subject to the same securities laws as the Separate Account.

The Fixed Account credits at least 3.5% per year. We are not obligated to, but may, credit more than 3.5% per year. If we do, such rates are determined at our sole discretion. You assume the risk that, at any time, the Fixed Account may credit no more than 3.5%.

The Fixed Account is not available in New Jersey or Texas.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

DEDUCTIONS FROM PREMIUM

Before your premium is allocated to the Sub-Accounts and/or the Fixed Account, we deduct a percentage from your premium for a sales load and a premium tax charge. The amount allocated after the deductions is called your Net Premium.

FRONT-END SALES LOAD -- We deduct a sales load from each premium you pay. The current sales load is 4% of premium. The maximum sales load under the policy is 6% of premium.

PREMIUM TAX CHARGE -- We deduct a premium tax charge from each premium you pay. The premium tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of such charge generally is between 0% and 4%.

DEDUCTIONS FROM ACCOUNT VALUE

MONTHLY DEDUCTION AMOUNTS -- Each month we will deduct an amount from your Account Value to pay for the benefits provided by your policy. This amount is called the Monthly Deduction Amount and equals the sum of:

- the charge for the cost of insurance;

- the monthly administrative charge;

- the mortality and expense risk charge;

- any Face Amount increase fee;

- any charges for additional benefits provided by rider;

Each Monthly Deduction Amount will be deducted pro rata from the Fixed Account and each of the Sub-Accounts. The Monthly Deduction Amount will vary from month to month.

COST OF INSURANCE CHARGE -- The charge for the cost of insurance equals:

- the cost of insurance rate per $1,000, multiplied by

- the amount at risk, divided by

- $1,000.

On any Monthly Activity Date, the amount at risk equals the Death Benefit less the Account Value on that date, prior to assessing the Monthly Deduction Amount.

Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. The cost of insurance rates will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. Substandard risks will be charged higher cost of insurance rates that will not exceed rates based on a multiple of 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.

Any changes in the cost of insurance rates will be made uniformly for all insureds of the same issue ages, sexes, risk classes and whose coverage has been in-force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the insureds' health.

Because your Account Value and death benefit may vary from month to month, the cost of insurance may also vary on each Monthly Activity Date. The cost of insurance depends on your policy's amount at risk. Items which may affect the amount at risk include the amount and timing of premium payments, investment performance, fees and charges assessed, rider charges, policy loans and changes to the Face Amount.

MONTHLY ADMINISTRATIVE CHARGE -- We deduct a monthly administrative charge from your Account Value to compensate us for issue and administrative costs of the policy. During the first 5 years of the policy, the charge is $30 per month. After 5 years, the charge is $10 per month. In New Jersey, this charge is $30 per month for all years.

MORTALITY AND EXPENSE RISK CHARGE -- We deduct a mortality and expense risk charge each month from your Account Value. There are two components to the mortality and expense risk charge. Part of the charge is assessed according to your Account Value attributable to the Sub-Accounts, and the other part is assessed based on the initial Face Amount of your policy. The mortality and expense risk charge each month is equal to the sum of (a) and (b) where

(a) equals:

- the monthly accumulated value mortality and expense risk rate; multiplied by
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
--------------------------------------------------------------------------------

- the sum of your accumulated values in the Sub-Accounts on the Monthly Activity Date, prior to assessing the Monthly Deduction Amount.

and

(b) equals:

- the monthly mortality and expense risk rate per $1,000; multiplied by

- the initial Face Amount; divided by

- $1,000.

During the first 10 years, the current and maximum accumulated value mortality and expense risk rate is 1/12 of 0.75% per month. During policy years 11-20, the maximum is 1/12 of 0.60% per month and the current accumulated value mortality and expense risk rate is 1/12 of 0.50% per month on the first $1,000,000 of accumulated value in the Sub-Accounts plus 1/12 of 0.25% per month on the accumulated value in the Sub-Accounts that exceeds $1,000,000. After the 20th policy year the current and maximum charge is 0.00% per month.

During the first 10 years, the Face Amount mortality and expense risk rate per $1,000 of initial Face Amount is individualized based on issue ages and death benefit guarantee, and is provided in the policy. In Maryland and New Jersey this charge is individualized based on issue ages and initial Face Amount and is provided in the policy. Thereafter, there is no charge.

The mortality and expense risk charge compensates us for mortality and expense risks assumed under the policies. The mortality risk assumed is that the cost of insurance charges are insufficient to meet actual claims. The expense risk assumed is that the expense incurred in issuing, distributing and administering the policies exceed the administrative charges and sales loads collected. Hartford may keep any difference between the cost it incurs and the charges it collects.

FACE AMOUNT INCREASE FEE -- We deduct a dollar amount from your Account Value for an unscheduled increase of the Face Amount on your policy. We deduct the fee each month for twelve months after the increase. The fee is 1/12 of $1.00 per month per $1,000 of unscheduled increase in the Face Amount. The fee will not be less than 1/12 of $500 per month, but will not exceed 1/12 of $3,000 per month. This fee compensates us for underwriting and processing costs for such increases.

RIDER CHARGE -- If your policy includes riders, a charge applicable to the riders is made from the Account Value each month. The charge applicable to these riders is to compensate Hartford for the anticipated cost of providing these benefits and is specified on the applicable rider. For a description of the riders available, see "Your Policy-Optional Supplemental Benefits."

SURRENDER CHARGE -- During the first 9 policy years, surrender charges will be deducted from your Account Value if:

- you surrender your policy;

- you decrease the Face Amount to an amount lower than it has ever been; or

- you take a withdrawal that causes the Face Amount to fall below the lowest previous Face Amount.

The amount of surrender charge is individualized based on your issue ages, sexes, insurance classes, duration, Face Amount and Death Benefit Guarantee Amount. In Maryland and New Jersey the Death Benefit Guarantee amount is not taken into account in the determination of the Surrender Charge. The charge compensates us for expenses incurred in issuing the policy and the recovery of acquisition costs. Hartford may keep any difference between the cost it incurs and the charges it collects. For partial surrender charges applicable to a decrease in the Face Amount or withdrawal, see "Unscheduled Increases and Decreases in the Face Amount." The amount of surrender charge varies by policy year and equals a percentage times the sum of two components: the sales surrender charge and the underwriting surrender charge. The sales surrender charge equals the Death Benefit Guarantee Premium. In Maryland and New Jersey the sales Surrender Charge is based on the initial Face Amount. The underwriting surrender charge equals $1 per $1000 of initial face amount, but is at least $500 and no more than $3000.

The percentage by policy years is as follows:

POLICY YEAR     RATE
--------------------------
 1              70%
--------------------------
 2              70%
--------------------------
 3              70%
--------------------------
 4              60%
--------------------------
 5              50%
--------------------------
 6              40%
--------------------------
 7              30%
--------------------------
 8              20%
--------------------------
 9              10%
--------------------------
 10 and
 after           0%
--------------------------

CHARGES FOR THE FUNDS

The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

YOUR POLICY

CONTRACT RIGHTS

POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while either of the insureds is alive and no beneficiary has been irrevocably named.

BENEFICIARY -- You name the beneficiary in your application for the policy. You may change the beneficiary (unless irrevocably named) while either of the insureds is alive by notifying us in writing. If no beneficiary is living when the last surviving insured dies, the death benefit will be paid to you, if living; otherwise, it will be paid to your estate.

ASSIGNMENT -- You may assign your policy. Until you notify us in writing, no assignment will be effective against us. We are not responsible for the validity of any assignment.

STATEMENTS -- We will send you a statement at least once each year, showing:

- the current Account Value, Cash Surrender Value and Face Amount;

- the premiums paid, monthly deduction amounts and any loans since your last statement;

- the amount of any Indebtedness;

- any notifications required by the provisions of your policy; and

- any other information required by the Insurance Department of the state where your policy was delivered.

CONTRACT LIMITATIONS

ALLOCATIONS TO SUB-ACCOUNTS AND THE FIXED ACCOUNT -- You may allocate amounts to a maximum of nine (9) Sub-Accounts, or eight (8) Sub-Accounts and the Fixed Account.

TRANSFERS OF ACCOUNT VALUE -- You may transfer amounts among the Fixed Account and the Sub-Accounts subject to a charge described below. You may request transfers in writing or by calling us at 1-800-231-5453. Transfers by telephone may be made by your agent of record or by your attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. We will not be responsible for losses that result from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requiring callers to provide certain identifying information. All transfer instructions communicated to us by telephone are tape recorded.

You may make one transfer per calendar month free of charge, excluding any transfers made pursuant to your enrollment in the Dollar Cost Averaging Program. Each subsequent transfer in excess of one per calendar month will be subject to a transfer charge of up to $25. We reserve the right to limit at a future date the size of transfers and remaining balances and to limit the number and frequency of transfers.

LIMITATIONS ON TRANSFER OF ACCOUNT VALUES -- This policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in Fund pricing should not purchase this policy. These abusive or disruptive transfers can have an adverse impact on management of a Fund, increase Fund expenses and affect Fund performance.

Effective November 15, 2001, Hartford introduced a new procedure for transfers between Sub-Accounts, which is designed to protect Policy Owners from abusive or disruptive trading activity:

- You may submit 20 Sub-Account transfers each policy year for each policy by U.S. Mail, telephone, or facsimile.

- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

We will apply the new procedure to your policy during the period starting November 15, 2001 through the anniversary of your next policy date, and then during each policy year thereafter.

ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges until the anniversary of your next policy date if we determine that you are engaging in a pattern of transfers that is disadvantageous or potentially harmful to other Policy Owners. We will consider the following factors:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers designed to take advantage of short-term market fluctuations or market inefficiencies.

After your 20th transfer, or after any time we determine that you are engaging in a pattern of abusive transfers, we will send you a letter notifying you that your transfer privileges have been restricted or terminated, as applicable, until the anniversary of your next policy date.

None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
--------------------------------------------------------------------------------

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

TRANSFERS FROM THE FIXED ACCOUNT -- Except for transfers made under the Dollar Cost Averaging Program, any transfers from the Fixed Account must occur during the 30-day period following each policy anniversary, and, if your accumulated value in the Fixed Account exceeds $1,000, the amount transferred from the Fixed Account in any policy year may not exceed 25% of the accumulated value in the Fixed Account on the transfer date.

DEFERRAL OF PAYMENTS -- We may defer payment of any Cash Surrender Values, withdrawals and loan amounts which are not attributable to the Sub-Accounts for up to six months from the date of the request. If we defer payment for more than 30 days, we will pay you interest.

CHANGES TO CONTRACT OR SEPARATE ACCOUNT

MODIFICATION OF POLICY -- The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS -- We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE SEPARATE ACCOUNT -- The operation of the Separate Account may be modified to the extent permitted by law, including deregistration under the securities laws.

SEPARATE ACCOUNT TAXES -- Currently, no charge is made to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. A change in the applicable federal, state or local tax laws which impose tax on Hartford and/ or the Separate Account may result in a charge against the policy in the future. Charges for other taxes, if any, allocable to the Separate Account may also be made.

OTHER BENEFITS

DOLLAR COST AVERAGING PROGRAM -- You may elect to allocate your Net Premiums among the Sub-Accounts and the Fixed Account pursuant to the Dollar Cost Averaging (DCA) program. If you choose the DCA program, your Net Premiums will be deposited into the Hartford Money Market Sub-Account or the Fixed Account. Amounts will be transferred monthly to the other investment choices in accordance with your premium allocation instructions. The dollar amount will be allocated to the investment choices that you specify, in the proportions that you specify. If, on any transfer date, your Account Value allocated to the Dollar Cost Averaging program is less than the amount you have elected to transfer, your DCA program will terminate.

You may cancel your DCA election by notice in writing or by calling us at 1-800-231-5453. We reserve the right to change or discontinue the DCA program.

The main objective of a DCA program is to minimize the impact of short-term price fluctuations. The DCA program allows you to take advantage of market fluctuations. Since the same dollar amount is transferred to your selected investment choices at set intervals, the DCA program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, a lower average cost per accumulation unit may be achieved over the long term. However, it is important to understand that the DCA program does not assure a profit or protect against loss in a declining market.

OPTIONAL SUPPLEMENTAL BENEFITS -- The optional supplemental benefits discussed below are among the options that may be included in a policy by rider, subject to the restrictions and limitations set forth in the rider. The cost for any optional rider you select depends on the issue age, sex, and risk class of the person insured under the policy and the amount of benefit provided by the rider. The maximum cost for the rider will be stated in your policy on the policy specifications pages.

- ESTATE TAX REPEAL BENEFIT RIDER -- This rider allows you to terminate the policy and receive the policy's Account Value without paying applicable Surrender Charges, if there is no federal Estate Tax law in effect during 2011 and we receive your surrender request during the month of January 2011. The amount you receive under this rider is reduced by any outstanding Indebtedness. There is no additional charge for this rider.

- LAST SURVIVOR YEARLY RENEWABLE TERM INSURANCE RIDER -- We will pay the term life insurance benefit upon receipt of proof of death of the last surviving insured. You can add the Last Survivor Yearly Renewable Term Insurance Rider to your policy to increase its Face Amount. Your current charges for your policy with the Last Survivor Yearly Renewable Term Insurance Rider will be lower than the current charges that you would pay for a single policy with an equal Face Amount. However, the Last Survivor Yearly Renewable Term Insurance Rider is not covered by your policy's No-Lapse Guarantee.

- LAST SURVIVOR EXCHANGE OPTION RIDER -- We will exchange your policy for two individual policies on the life of each of the persons insured under the policy. This benefit is subject to the conditions stated in the rider and may be exercised only in the event of divorce or certain changes in the federal tax laws. There is no charge for this rider.

- ESTATE PROTECTION RIDER -- We will pay a term insurance benefit on proof of the death of the last surviving insured.

- SINGLE LIFE YEARLY RENEWABLE TERM LIFE INSURANCE RIDER -- We will pay the term life insurance benefit upon proof of death of the insured.

Riders may not be available in all states.

20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

SETTLEMENT OPTIONS -- Proceeds under your policy may be paid in a lump sum or may be applied to one of our four settlement options. The minimum amount that may be placed under a settlement option is $5,000 (unless we consent to a lesser amount), subject to our then-current rules. Once payments under the Second Option, the Third Option or the Fourth Option begin, no surrender may be made for a lump sum settlement in lieu of the life insurance payments. The following payment options are available to you or your beneficiary. If a payment option is not selected, proceeds will be paid in a lump sum. Your beneficiary may choose a settlement.

FIRST OPTION -- INTEREST INCOME

 - Payments of interest at the rate we declare (but not less than 3.5% per year) on the amount applied under this option.

SECOND OPTION -- INCOME OF FIXED AMOUNT

 - Equal payments of the amount chosen until the amount applied under this option (with interest of not less than 3.5% per year) is exhausted. The final payment will be for the balance remaining.

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

 - An amount payable monthly for the number of years selected, which may be from one to 30 years.

FOURTH OPTION -- LIFE INCOME

 - >LIFE ANNUITY -- An annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant.

 - LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- An annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

The policy provides for guaranteed dollar amounts of monthly payments for each $1,000 applied under the four payment options. Under the Fourth Option, the amount of each payment will depend upon the age of the Annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, we may make payments less often.

The table for the Fourth Option is based on the 1983a Individual Annuity Mortality Table, set back one year and with a net investment rate of 3.5% per annum. The tables for the First, Second and Third Options are based on a net investment rate of 3.5% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables which will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

Other arrangements for income payments may be agreed upon.

BENEFITS AT MATURITY -- The scheduled maturity date is the last date on which you may elect to make premium payments. Unless you elect to continue the policy beyond this date, the policy will terminate and any Cash Surrender Value will be paid to you.

If elected, the policy may continue in force after the scheduled maturity date if (a) the policy was in force on the scheduled maturity date; and (b) the owner of the policy (including any assignee of record) agrees in writing to this continuation.

At the scheduled maturity date:

- the death benefit will be reduced to the Account Value;

- the Account Value, if any, will continue to fluctuate with investment performance

- any loans will continue to accrue interest and become part of Indebtedness

- no future Monthly Deduction Amounts will be deducted

- no further premium payments will be accepted.

All additional benefits provided by rider will deem to have terminated at the scheduled maturity date.

Otherwise, the policy will terminate on the scheduled maturity date.

CLASS OF PURCHASERS

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, group, or program ("Eligible Group") in accordance with our rules in effect as of the date the application for a policy is approved. An Eligible Group must satisfy certain criteria such as size, expected number of policy holders, or present or anticipated levels of aggregate premiums, administrative expenses or commissions. We may modify, from time to time on a uniform basis, both the amount of the reductions and the criteria for eligibility. Reductions in charges will not be unfairly discriminatory against any person, including the affected policy holders invested in the Separate Account.

PREMIUMS
--------------------------------------------------------------------------------

APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds between the ages of 20 and 85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent. The minimum

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
--------------------------------------------------------------------------------
initial premium is the amount required to keep the policy in force for one month, but not less than $50.

Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. The policy date is the date used to determine all future cyclical transactions on the policy, such as Monthly Activity Date and policy years.

PREMIUM PAYMENT FLEXIBILITY -- You have considerable flexibility as to when and in what amounts you pay premiums under your policy.

Prior to policy issue, you choose a planned premium, within a range determined by us. We will send you premium notices for planned premiums. Such notices may be sent on an annual, semi-annual or quarterly basis. You may also have premiums automatically deducted monthly from your checking account. The planned premiums and payment mode you select are shown on your policy's specifications page. You may change the planned premiums, subject to our minimum amount rules then in effect.

After the first premium has been paid, your subsequent premium payments are flexible. The actual amount and frequency of payment will affect the Account Value and could affect the amount and duration of insurance provided by the policy. Your policy may lapse if the value of your policy becomes insufficient to cover the Monthly Deduction Amounts. In such case you may be required to pay additional premiums in order to prevent the policy from terminating. For details see, "Lapse and Reinstatement."

You may pay additional premiums at any time prior to the scheduled maturity date, subject to the following limitations:

- The minimum premium that we will accept is $50 or the amount required to keep the policy in force.

- We reserve the right to refund any excess premiums that would cause the policy to fail to meet the definition of life insurance under the Internal Revenue Code.

- We reserve the right to require evidence of insurability for any premium payment that results in an increase in the death benefit greater than the amount of the premium.

- Any premium payment in excess of $1,000,000 is subject to our approval.

ALLOCATION OF PREMIUM PAYMENTS -- The initial Net Premium (and any additional Net Premiums received by us before the end of the right to examine period) will be allocated to the Hartford Money Market Sub-Account on the later of the policy date or the date we receive your premium payment.

We will then allocate the Account Value in the Hartford Money Market Sub-Account to the Fixed Account and the Sub-Accounts according to the premium allocation specified in your policy application upon the expiration of the right to examine policy period, or the date we receive the final requirement to put the policy in force, whichever is later.

You may change your premium allocation upon request in writing. Subsequent Net Premiums will be allocated to the Fixed Account and the Sub-Accounts according to your most recent written instructions as long as the number of investment choices does not exceed nine (9), and the percentage you allocate to each Sub-Account and/or the Fixed Account is in whole percentages. If we receive a premium payment with a premium allocation instruction that does not comply with the above rules, we will allocate the Net Premium pro rata based on the values of your existing investment choices.

You will receive several different types of notifications as to what your current premium allocation is. Each transaction confirmation received after we receive a premium payment will show how a Net Premium has been allocated. Additionally, each quarterly statement summarizes the current premium allocation in effect for your policy.

ACCUMULATION UNITS -- Net Premiums allocated to the Sub-Accounts are used to credit accumulation units to such Sub-Accounts.

The number of accumulation units in each Sub-Account to be credited to a policy (including the initial allocation to the Hartford Money Market Sub-Account) and the amount to be credited to the Fixed Account will be determined, first, by multiplying the Net Premium by the appropriate allocation percentage in order to determine the portion of Net Premiums or transferred Account Value to be invested in the Fixed Account or the Sub-Account. Each portion of the Net Premium or transferred Account Value to be invested in a Sub-Account is then divided by the accumulation unit value in a particular Sub-Account next computed following its receipt. The resulting figure is the number of accumulation units to be credited to each Sub-Account.

ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the accumulation unit value of the particular Sub-Account on the preceding Valuation Day by the net investment factor for that Sub-Account for the Valuation Period then ended. The net investment factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Fund in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period.

All valuations in connection with a policy, (i.e. with respect to determining Account Value, in connection with policy loans, or in calculation of death benefits, or with respect to determining the number of accumulation units to be credited to a policy with each premium payment other than the initial premium payment) will be made on the date the request or payment is received by us at the National Service Center, provided such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day.

22                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

ACCOUNT VALUES -- Each policy will have an Account Value. There is no minimum guaranteed Account Value.

The Account Value of a policy changes on a daily basis and will be computed on each Valuation Day. The Account Value will vary to reflect the investment experience of the Sub-Accounts, the interest credited to the Fixed Account and the Loan Account, and the Monthly Deduction Amounts, Net Premiums paid, and any withdrawals taken.

A policy's Account Value is related to the net asset value of the Funds associated with the Sub-Accounts, if any, to which Net Premiums on the policy have been allocated. The Account Value in the Sub-Accounts on any Valuation Day is calculated by, first, multiplying the number of accumulation units in each Sub-Account as of the Valuation Day by the then current value of the accumulation units in that Sub-Account and then totaling the result for all of the Sub-Accounts. A policy's Account Value equals the policy's value in all of the Sub-Accounts, the Fixed Account, and the Loan Account. A policy's Cash Value is equal to the Account Value less any applicable surrender charges. A policy's Cash Surrender Value, which is the net amount available upon surrender of the policy, is the Cash Value less any Indebtedness. See "Accumulation Unit Values," above.

We will pay death proceeds, Cash Surrender Values, partial withdrawals, and loan amounts allocable to the Sub-Accounts within seven days after we receive all the information needed to process the payment, unless the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Commission or the Commission declares that an emergency exists.

DEATH BENEFITS AND POLICY VALUES
--------------------------------------------------------------------------------

DEATH BENEFIT -- Your policy provides for the payment of the death proceeds to the named beneficiary upon receipt of due proof of the death of the last surviving insured. Your policy will be effective on the policy Date only after we receive all outstanding delivery requirements and the initial premium payment. You must notify us in writing as soon as possible after the death of either insured. The death proceeds payable to the beneficiary equal the death benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a grace period. The death benefit depends on the death benefit option you select, the minimum death benefit provision, and whether or not the Death Benefit Guarantee is in effect.

DEATH BENEFIT OPTIONS -- There are three death benefit options: the Level Death Benefit Option ("Option A"), the Return of Account Value Death Benefit Option ("Option B") and the Return of Premium Death Benefit Option ("Option C"). Subject to the minimum death benefit described below, the death benefit under each option is as follows:

- Under Option A, the current Face Amount.

- Under Option B, the current Face Amount plus the Account Value on the date we receive due proof of the last surviving insured's death.

- Under Option C, the current Face Amount plus the lesser of: (a) the sum of the premiums paid; or (b) $5 million.

DEATH BENEFIT OPTION CHANGES -- You may change your death benefit option. You must notify us of the change in writing. You may change Option C or Option B to Option A. If you do, the Face Amount will become that amount available as a death benefit immediately prior to the option change. You may change Option A to Option B. If you do, the Face Amount will become that amount available as a death benefit immediately prior to the option change, reduced by the then-current Account Value. Any resulting decrease in the Face Amount may be subject to a partial surrender charge.

MINIMUM DEATH BENEFIT -- Your policy has a minimum death benefit. We will automatically increase the death benefit so that it will never be less than the Account Value multiplied by the minimum death benefit percentage for the then current year. This percentage varies according to the policy year and each insured's issue age, sex (where unisex rates are not used) and insurance class.

EXAMPLES OF MINIMUM DEATH BENEFIT:

                                    A          B
--------------------------------------------------------
 Face Amount                     $100,000   $100,000
--------------------------------------------------------
 Account Value                     46,500     34,000
--------------------------------------------------------
 Specified Percentage                250%       250%
--------------------------------------------------------
 Death Benefit Option               Level      Level
--------------------------------------------------------

In Example A, the death benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the date of death of $46,500, multiplied by the specified percentage of 250%). This amount, less any outstanding Indebtedness, constitutes the death proceeds payable to the beneficiary.

In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

UNSCHEDULED INCREASES AND DECREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased or decreased is based on our rules then in effect.

We reserve the right to limit the number of increases or decreases made under a policy to no more than one in any 12 month period.

All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of the increase is made. Each unscheduled increase in Face Amount is subject to an increase fee of 1/12 of $1 per $1,000 of each increase per month for the first twelve months from the effective date of each increase. This amount will not be less than 1/12 of $500 but not greater than 1/12 of $3,000.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
--------------------------------------------------------------------------------

A decrease in the Face Amount will be effective on the Monthly Activity Date following the date we receive your request in writing. The remaining Face Amount must not be less than that specified in our minimum rules then in effect. If during the surrender charge period, you decrease your Face Amount to an amount lower than it has ever been, a partial surrender charge will be assessed.

The surrender charge assessed will be:

- the surrender charge applicable to the then current policy year, if any; multiplied by

- the percentage described below.

The percentage will be determined by:

- subtracting the new Face Amount from the lowest previous Face Amount; and

- dividing that difference by the lowest previous Face Amount.

The surrender charge assessed will be deducted from your Account Value on the Monthly Activity Date on which the decrease becomes effective. We will also reduce the surrender charges applicable to future policy years and provide you a revised schedule of surrender charges.

CHARGES AND POLICY VALUES -- Your policy values decrease due to the deduction of policy charges. Policy values may increase or decrease depending on investment performance; investment expenses and fees reduce the investment performance of the Sub-Accounts. Fluctuations in your account value may have an effect on your death benefit. If your policy lapses, the policy terminates and no death benefit will be paid.

MAKING WITHDRAWALS FROM YOUR POLICY
--------------------------------------------------------------------------------

SURRENDER -- Provided your policy has a Cash Surrender Value, you may surrender your policy to us. In such case you may be subject to a surrender charge, see "Surrender Charge." We will pay you the Cash Surrender Value. Our liability under the policy will cease as of the date of your request for surrender,or the date you request to have your policy surrendered, if later.

WITHDRAWALS -- One withdrawal is allowed per calendar month. Withdrawals may be subject to a surrender charge, see "Surrender Charge." You may request a withdrawal in writing. The minimum withdrawal allowed is $500. The maximum partial withdrawal is the Cash Surrender Value, minus $1000. If the death benefit option then in effect is Option A or Option C, the Face Amount will be reduced by the amount of any partial withdrawal. Unless specified, the withdrawal will be deducted on a pro rata basis from the Fixed Account and the Sub-Accounts. You may be assessed a charge of up to $10 for each partial withdrawal.

RIGHT TO EXAMINE A POLICY -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your free look period. Your free look period begins on the day you get your policy and ends ten days after you get it (or longer in some states). In such event, the policy will be rescinded and we will pay an amount equal to the greater of the premiums paid for the policy less any Indebtedness or the sum of: i) the Account Value less any Indebtedness, on the date the returned policy is received by us or the agent from whom it was purchased; and, ii) any deductions under the policy or charges associated with the Separate Account. If your policy is replacing another policy, your free look period and the amount paid to you upon the return of your policy vary by state.

LOANS
--------------------------------------------------------------------------------

AVAILABILITY OF LOANS -- At any time while the policy is in force, you may borrow against the policy by assigning it as sole security to us. Any new loan taken together with any existing Indebtedness may not exceed the Cash Surrender Value on the date we grant a loan. The minimum loan amount that we will allow is $500.

Unless you specify otherwise, all loan amounts will be transferred on a pro rata basis from the Fixed Account and each of the Sub-Accounts to the Loan Account.

If total Indebtedness equals or exceeds the Cash Value on any Monthly Activity Date, the policy will then go into default. See "Lapse and Reinstatement."

PREFERRED INDEBTEDNESS -- If, at any time after the tenth (10th) policy anniversary, your Account Value exceeds the total of all premiums paid since issue, a portion of your Indebtedness may qualify as preferred. Preferred Indebtedness is charged a lower interest rate than non-preferred Indebtedness, if any. The maximum amount of preferred Indebtedness is the amount by which the Account Value exceeds the total premiums paid and is determined on each Monthly Activity Date.

LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force and either of the insureds' is alive. The amount of your policy loan repayment will be deducted from the Loan Account. It will be allocated among the Fixed Account and Sub-Accounts in the same percentage as premiums are allocated.

EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, will have a permanent effect on your Account Value. This effect occurs because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. In addition, the rate of interest credited to the Fixed Account will usually be different than the rate credited to the Loan Account.
The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. Such effect could be favorable or unfavorable. If the Fixed Account and the Sub-Accounts earn more than the annual interest rate for funds held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Fixed Account and the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. Additionally, if not repaid, the aggregate
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24                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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amount of the outstanding Indebtedness will reduce the death proceeds and the
Cash Surrender Value otherwise payable.

CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 3.5%.

INTEREST CHARGED ON INDEBTEDNESS -- Interest will accrue daily on the Indebtedness at the policy loan rate. Because the interest charged on Indebtedness may exceed the rate credited to the Loan Account, the Indebtedness may grow faster than the Loan Account. If this happens, any difference between the value of the Loan Account and the Indebtedness will be transferred on each Monthly Activity Date from the Fixed Account and Sub-Accounts to the Loan Account on a pro rata basis.

POLICY LOAN RATES -- The table below shows the interest rates we will charge on your Indebtedness.

                                           INTEREST RATE
                          PORTION OF          CHARGED
 DURING POLICY YEARS     INDEBTEDNESS    EQUALS 3.5% PLUS:
----------------------------------------------------------
        1-10                 All                2%
----------------------------------------------------------
    11 and later          Preferred             0%
                        Non-Preferred           1%
----------------------------------------------------------

LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------

During the first policy year, the policy will go into default on any Monthly Activity Date on which the Account Value less Indebtedness is not sufficient to cover the Monthly Deduction Amount.

During the second policy year, the policy will go into default on any Monthly Activity Date on which the Account Value less Indebtedness less 1/2 of the surrender charge for the second policy year is not sufficient to cover the Monthly Deduction Amount.

During the third policy year and thereafter, the policy will go into default on any Monthly Activity Date if the Cash Surrender Value is not sufficient to cover the Monthly Deduction Amount.

If the policy goes into default, we will send you a lapse notice warning you that the policy is in danger of terminating. That lapse notice will tell you the minimum premium required to keep the policy from terminating. This minimum premium equals the amount to pay three Monthly Deduction Amounts as of the day the policy grace period began. That notice will be mailed both to you on the first day the policy goes into default, at your last know address, and to any assignee of record.

GRACE PERIOD -- We will keep your policy in force for the 61 day period following the date your policy goes into default. We call that period the policy Grace Period. However, if we have not received the required premiums (specified in your lapse notice) by the end of the policy Grace Period, the policy will terminate unless the Death Benefit Guarantee is in effect. If the last surviving insured dies during the Grace Period, we will pay the death benefit.

DEATH BENEFIT GUARANTEE -- The policy will remain in force at the end of the policy Grace Period as long as the Death Benefit Guarantee is available, as described below.

The Death Benefit Guarantee is available as long as:

- the policy is in the Death Benefit Guarantee Period; and

- on each Monthly Activity Date during that period, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals from the policy, equal or exceed an amount known as the Cumulative Death Benefit Guarantee Premium.

The Death Benefit Guarantee Period is determined at issue, based on each insured's age, sex and risk classification. Some states may limit the maximum length of the Death Benefit Guarantee Period. In Massachusetts, the maximum length of the Death Benefit Guarantee Period is five (5) years. The Cumulative Death Benefit Guarantee Premium is the premium required to maintain the Death Benefit Guarantee.

If the Death Benefit Guarantee is available and you fail to pay the required premium as defined in your lapse notice by the end of the policy grace period, the Death Benefit Guarantee will then go into effect. The policy will remain in force, however:

- all riders will terminate;

- the Death Benefit Option becomes Level;

- the Face Amount will be reduced to the Death Benefit Guarantee Amount; and

- any future scheduled increases in the Face Amount will be canceled.

The Death Benefit Guarantee Amount is the amount selected by you at the time you apply for the policy. It is the death benefit while the Death Benefit Guarantee is in effect.

As long as the policy remains in default and the Death Benefit Guarantee is available, the Death Benefit Guarantee will remain in effect on each subsequent Monthly Activity Dates. You may be required to make premium payments to keep the Death Benefit Guarantee available, as described above.

If during the Death Benefit Guarantee Period, the Face Amount is decreased below the current Death Benefit Guarantee Amount, the Death Benefit Guarantee Amount will become the new Face Amount. A new monthly Death Benefit Guarantee Premium will be calculated. We will send you a notice of the new Monthly Death Benefit Guarantee Premium, which will be used in calculating the Cumulative Death Benefit Guarantee Premium in subsequent months.

DEATH BENEFIT GUARANTEE GRACE PERIOD -- If, on each Monthly Activity Date during the Death Benefit Guarantee Period, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals from the policy, do not equal or exceed the Cumulative Death Benefit Guarantee Premium on that date, a Death Benefit Guarantee Grace Period of 61 days will begin. We will mail to you and any assignee a notice. That
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
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notice will warn you that you are in danger of losing the Death Benefit
Guarantee and will tell you the amount of premium you need to pay to continue the Death Benefit Guarantee.

The Death Benefit Guarantee will be removed from the policy if the required premium is not paid by the end of the Death Benefit Guarantee Grace Period. You will receive a written notification of the change and the Death Benefit Guarantee will never again be available or in effect on the policy. If the Death Benefit Guarantee was in effect, the policy will terminate at the end of the Death Benefit Guarantee Grace Period.

REINSTATEMENT -- Unless the policy has been surrendered for its Cash Surrender Value, the policy may be reinstated prior to the maturity date, provided:

- the insureds alive at the end of the grace period are also alive on the date of reinstatement;

- You make your request in writing within five years from the date the policy lapsed;

- You submit to us satisfactory evidence of insurability;

- any policy Indebtedness is repaid or carried over to the reinstated policy;
  and

- You pay sufficient premium to (1) cover all Monthly Deduction Amounts that are due and unpaid during the Grace Period and (2) keep your policy in force for three months after the date of reinstatement.

The Account Value on the reinstatement date will reflect:

- the Cash Value at the time of termination; plus

- Net Premiums derived from premiums paid at the time of reinstatement; minus

- the Monthly Deduction Amounts that were due and unpaid during the policy Grace Period; plus

- the Surrender Charge at the time of reinstatement.

The surrender charge will be based on the duration from the original policy date as though the policy had never lapsed.

TAXES
--------------------------------------------------------------------------------

GENERAL

Since federal tax law is complex, the tax consequences of purchasing this Policy will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this Policy is right for you.

Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this policy. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Part 1 of Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units. (See "Accumulation Unit Values"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policy.

Hartford does not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for such taxes against the Separate Account.

INCOME TAXATION OF POLICY BENEFITS -- GENERALLY

For federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the Beneficiary. Also, a life insurance policy owner is generally not taxed on increments in the policy value until the policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 requirements.

Although Hartford believes that the Last Survivor Policies are in compliance with Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a last survivor life insurance policy will meet the Section 7702 definition of a life insurance contract.

Hartford also believes that any loan received under a policy will be treated as Indebtedness of the policy owner, and that no part of any loan under a policy will constitute income to the policy owner. A surrender or assignment of the policy may have tax consequences depending upon the circumstances. Policy owners should consult a qualified tax adviser concerning the effect of such changes.
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26                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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During the first fifteen policy years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the policy.

The Last Survivor Exchange Option Rider permits, under limited circumstances, a policy to be split into two individual policies on the life of each of the Insureds. A policy split may have adverse tax consequences. It is not clear whether a policy split will be treated as a nontaxable exchange or transfer under the Code. Unless a policy split is so treated, among other things, the split or transfer will result in the recognition of taxable income on the gain in the policy. In addition, it is not clear whether, in all circumstances, the individual policies that result from a policy split would be treated as life insurance policies under Section 7702 of the Code or would be classified as modified endowment contracts. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences of a policy split.

The Maturity Date Extension Rider allows a policy owner to extend the Maturity Date to the date of the death of the last surviving insured. If the Maturity Date of the policy is extended by rider, Hartford believes the policy will continue to be treated as a life insurance contract for Federal income tax purposes after the scheduled Maturity Date. However, due to the lack of specific guidance on this issue, the result is not certain. If the policy is not treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.

DIVERSIFICATION REQUIREMENTS

The Code requires that investments supporting your policy be adequately diversified. Code Section 817 provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.

OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

In order for a variable life insurance contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the policy owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the policy owner, such as the ability to select and control investments in a separate account, will cause the policy owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. We reserve the right to
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   27
--------------------------------------------------------------------------------
modify the policy, as necessary, to prevent you from being considered the owner of assets in the separate account.

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in an owner's contract value is generally not taxable to the owner unless amounts are received (or are deemed to be received) under the policy prior to the Insured's death. If there is a total withdrawal from the policy, then the surrender value will be includible in the owner's income to the extent that the amount received exceeds the "investment in the contract." (If there is any debt at the time of a total withdrawal, then such debt will be treated as an amount distributed to the owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received under the policy previously to the extent such amounts received were excludable from gross income. Whether partial withdrawals (or such other amounts deemed to be distributed) from the policy constitute income to the owner depends, in part, upon whether the policy is considered a modified endowment contract for federal income tax purposes.

MODIFIED ENDOWMENT CONTRACTS

Code Section 7702A applies an additional test, the "seven-pay" test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in Section 7702A(c). A modified endowment contract ("MEC") is a life insurance policy that either:
(i) satisfies the Section 7702 definition of life insurance, but fails the seven-pay test of Section 7702A or (ii) is exchanged for a MEC. A policy fails the seven-pay test if the accumulated amount paid into the policy at any time during the first seven policy years exceeds the sum of the net level premiums that would have been paid up to that point if the policy provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).

If the policy satisfies the seven-pay test at issuance, distributions and loans made thereafter will not be subject to the MEC rules, unless the policy is changed materially. The seven-pay test will be applied anew at any time the policy undergoes a material change, which includes an increase in the Face Amount. In addition, if there is a reduction in benefits under the policy within the first seven years, the seven-pay test is applied as if the policy had initially been issued at the reduced benefit level. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.

A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, if the policy is classified as a MEC, then withdrawals from the contract will be considered first as withdrawals of income and then as a recovery of premium payments. Thus, withdrawals will be includible in income to the extent the contract value exceeds the investment in the contract. The amount of any loan (including unpaid interest thereon) under the contract will be treated as a withdrawal from the contract for tax purposes. In addition, if the owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as a withdrawal from the contract for tax purposes. Taxable withdrawals are subject to an additional 10% tax, with certain exceptions. The owner's investment in the contract is increased by the amount includible in income with respect to such assignment, pledge, or loan, though it is not affected by any other aspect of the assignment, pledge, or loan (including its release or repayment).

Generally, only distributions and loans made in the first year in which a policy becomes a MEC, and in subsequent years, are taxable. However, distributions and loans made in the two years prior to a policy's failing the seven-pay test are deemed to be in anticipation of failure and are subject to tax.

Before assigning, pledging, or requesting a loan under a policy that is a MEC, an owner should consult a qualified tax adviser.

All MEC policies that are issued within any calendar year to the same policy owner by one company or its affiliates are treated as one MEC policy for the purpose of determining the taxable portion of any loan or distribution.

Hartford has instituted procedures to monitor whether a policy may become classified as a MEC after issue.

ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES

ESTATE TAX -- GENERALLY

When the last surviving Insured dies, the Death Proceeds will generally be includible in the policy owner's estate for purposes of federal estate tax if the last surviving Insured owned the policy. If the policy owner was not the last surviving Insured, the fair market value of the policy would be included in the policy owner's estate upon the policy owner's death. The policy would not be includible in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.

GENERATION SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the
IRS.
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28                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the Federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the Federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2002, the maximum estate tax rate is 50% and the unified credit exemption amount is $1,000,000.

The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

LIFE INSURANCE PURCHASED FOR USE IN SPLIT DOLLAR ARRANGEMENTS

In January 2002, the IRS issued Notice 2002-8 concerning guidance on the Federal tax treatment of split-dollar arrangements funded with life insurance contracts. Notice 2002-8 revoked Notice 2001-10, and announced that the IRS intends to provide comprehensive guidance on such arrangements in the form of proposed regulations that would be effective only for arrangements entered into after the date such regulations are published in final form. Notice 2002-8 outlines the rules expected in such proposed regulations, and provides revised interim guidance for determining the value of current life insurance protection that is provided in such arrangements, or in certain tax-qualified retirement arrangements, pending further guidance and consideration of public comments requested by the IRS on Notice 2002-8.

Notice 2002-8 indicates that the proposed regulations are expected to require that the parties to a split-dollar arrangement be taxed under one of two mutually exclusive regimes. Under one regime, the economic benefits of such an arrangement generally would be treated as transfers to the benefited party, which could be subject to taxation under the rules of Code Section 61 or 83. Under the second regime, payments under the arrangement by its sponsor (e.g., an employer) generally would be treated as a series of loans to the benefited party, which could be subject to the rules, where applicable, of Code Section 7872 (relating to below-market-interest-rate loans) or Code Sections 1271-1275 (relating to original issue discount). In an employment-related arrangement, the proposed regulations are expected to provide that which regime applies is determined by which party is formally designated as the owner of the life insurance contract (i.e., the first regime applies if the employer is designated as such owner, and the second regime applies if the employee is designated as such owner). The same principles are expected to govern the tax treatment of split-dollar arrangements in other contexts, e.g., gift or corporate-shareholder contexts.

For arrangements entered into before the publication of final regulations, Notice 2002-8 provides some limited safe harbors from certain types of adverse tax treatment under certain circumstances, and states that taxpayers may rely on the Notice (including a reasonable application of its outlined proposed rules) or on Notice 2001-10. Otherwise, Notice 2002-8 is unclear as to how current rules apply to such arrangements, and states that no inference should be drawn from the Notice regarding the appropriate tax treatment of such arrangements.

Consequently, if you are currently a party to such an arrangement or are considering participating in such an arrangement, it would be advisable for you to consult with a qualified tax advisor concerning the tax treatment of such an arrangement.

FEDERAL INCOME TAX WITHHOLDING

If any amounts are (or are deemed to be) current taxable income to the policy owner, such amounts will generally be subject to federal income tax withholding and reporting, pursuant to the Code.

NON-INDIVIDUAL OWNERSHIP OF POLICIES

In certain circumstances, the Code limits the application of specific tax advantages to individual owners of life insurance contracts. Prospective non-individual policy owners should consult a qualified tax adviser to determine the potential impact on the purchaser.

LIFE INSURANCE PURCHASES BY NON-RESIDENT
ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to a life insurance policy purchase.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

There are no pending material legal proceedings to which the Separate Account is a party.
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   29
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GLOSSARY OF SPECIAL TERMS

ACCOUNT VALUE: the total of all amounts in the Fixed Account, Loan Account and Sub-Accounts.

CASH SURRENDER VALUE: the Cash Value less all Indebtedness.

CASH VALUE: the Account Value less any applicable Surrender Charges.

DEATH BENEFIT GUARANTEE AMOUNT: a benefit amount selected by you at the time you apply for the policy. This is the death benefit that will apply to your policy while the Death Benefit Guarantee is in effect.

FACE AMOUNT: an amount we use to determine the Death Benefit. On the policy date, the Face Amount equals the initial Face Amount shown in your policy. Thereafter, it may change under the terms of the policy.

FIXED ACCOUNT: part of our general account to which all or a portion of the Account Value may be allocated.

FUNDS: the registered open-end management companies in which assets of the Separate Account may be invested.

INDEBTEDNESS: all loans taken on the policy, plus any interest due or accrued minus any loan repayments.

LOAN ACCOUNT: an account established for any amounts transferred from the Fixed Account and Sub-Accounts as a result of loans. The amounts in the Loan Account are credited with interest and are not subject to the investment experience of any Sub-Accounts.

MONTHLY ACTIVITY DATE: the policy date and the same date in each succeeding month as the policy date. However, whenever the Monthly Activity Date falls on a date other than a Valuation Day, the Monthly Activity Date will be deemed to be the next Valuation Day.

NET PREMIUM: the amount of premium credited to Account Value. It is premium paid minus the sales load and premium tax charge.

SEPARATE ACCOUNT: an account which has been established by us to separate the assets funding the variable benefits for the class of contracts to which the policy belongs from our other assets.

SUB-ACCOUNT: a subdivision of the Separate Account.

SURRENDER CHARGE: a charge that may be assessed if you surrender your policy or the Face Amount is decreased.

VALUATION DAY: the date on which a Sub-Account is valued. This occurs every day the New York Stock Exchange is open for trading.

WE, US, OUR: Hartford Life and Annuity Insurance Company, sometimes referred to as "Hartford."

YOU, YOUR: the owner of the policy.

30                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

WHERE YOU CAN FIND MORE INFORMATION

You can call us at 1-800-231-5453 to ask us questions. The Statement of Additional Information contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room in Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for further information. Our SEC filings are also available to the public at the SEC's web site at http://www.sec.gov.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION
SEPARATE ACCOUNT VL II

DATE OF PROSPECTUS: MAY 1, 2002
DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 1, 2002

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                         PAGE
                                                                         -----
 GENERAL INFORMATION AND HISTORY                                           3
 -----------------------------------------------------------------------------
 SERVICES                                                                  5
 -----------------------------------------------------------------------------
 EXPERTS                                                                   5
 -----------------------------------------------------------------------------
 DISTRIBUTION OF THE POLICIES                                              5
 -----------------------------------------------------------------------------
 ADDITIONAL INFORMATION ABOUT CHARGES                                      6
 -----------------------------------------------------------------------------
 ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES AND CASH SURRENDER
   VALUES                                                                  7
 -----------------------------------------------------------------------------
 FINANCIAL STATEMENTS                                                    SA-1
 -----------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION                                            3
--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY ("HARTFORD") -- Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

Hartford Life and Annuity Insurance Company is controlled by Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

The following table shows a brief description of the business experience of officers and directors of Hartford Life and Annuity Insurance Company:

                        EXECUTIVE OFFICERS AND DIRECTORS

NAME                            BUSINESS EXPERIENCE DURING LAST FIVE YEARS
-----------------------------------------------------------------------------------

David A. Carlson       Vice President (1999-present), Assistant Vice President
                       (1998-1999), Hartford Life and Annuity Insurance Company;
                       Vice President (1999-present), Assistant Vice President
                       (1998-1999), Hartford Life Insurance Company; Vice President
                       (1999-present), Assistant Vice President (1999); Servus Life
                       Insurance Company; Vice President (1999-present), Assistant
                       Vice President (1999), Hart Life Insurance Company; CIGNA
                       Corporation (1975-1998)

Michael B. Cefole      Vice President (2001-present), Assistant Vice President
                       (1999-2001), Hartford Life Insurance Company; Vice President
                       (2001-present), Assistant Vice President (1999-2001),
                       Hartford Life and Annuity Insurance Company

Patrice Kelly-Ellis    Senior Vice President (2001-present), Vice President
                       (1999-2001), Assistant Vice President (1995-1999), Hartford
                       Life Insurance Company; Senior Vice President
                       (2001-present), Vice President (1999-2001), Assistant Vice
                       President (1995-2000), Hartford Life and Annuity Insurance
                       Company

Timothy M. Fitch       Senior Vice President & Actuary (2002-present), Vice
                       President & Actuary (1995-2001), Hartford Life Insurance
                       Company; Vice President & Actuary (1997-present), Assistant
                       Vice President & Actuary (1995-1997), Hartford Life and
                       Annuity Insurance Company

Mary Jane B. Fortin    Senior Vice President & Chief Accounting Officer
                       (2002-present), Vice President & Chief Accounting Officer
                       (1998-2001), Assistant Vice President & Chief Accounting
                       Officer (1998), Hartford Life Insurance Company; Vice
                       President & Chief Accounting Officer (1998-Present),
                       Assistant Vice President & Chief Accounting Officer (1998),
                       Hartford Life and Annuity Insurance Company, Vice
                       President & Chief Accounting Officer (1998-present), Servus
                       Life Insurance Company, Vice President & Chief Accounting
                       Officer (1998-present), Hart Life Insurance Company

David T. Foy           Senior Vice President, Chief Financial Officer & Treasurer
                       (1999-present), Senior Vice President & Treasurer
                       (1998-1999), Director (1999-present), Vice President (1998),
                       Hartford Life and Annuity Insurance Company; Senior Vice
                       President, Chief Financial Officer & Treasurer
                       (1999-present), Senior Vice President & Treasurer
                       (1998-1999), Vice President (1998), Assistant Vice
                       President & Actuary (1995-1998), Director (1999-present),
                       Hartford Life Insurance Company; Senior Vice President &
                       Treasurer (1998-present), Director (1999-present), Servus
                       Life Insurance Company; Senior Vice President & Treasurer
                       (1999-present), Hart Life Insurance Company

Lois W. Grady          Senior Vice President (1998-present), Vice President
                       (1994-1998), Hartford Life and Annuity Insurance Company;
                       Senior Vice President (1998-present), Vice President
                       (1994-1998), Hartford Life Insurance Company

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
NAME                            BUSINESS EXPERIENCE DURING LAST FIVE YEARS
Susan Hess             Vice President (2001-present), Assistant Vice President
                       (1999-2001), Hartford Life Insurance Company; Vice President
                       (2001-present), Assistant Vice President (1999-2001),
                       Hartford Life and Annuity Insurance Company

Ryan Johnson           Vice President (1999-present), Hartford Life Insurance
                       Company; Vice President (1999-present), Hartford Life and
                       Annuity Insurance Company; The Guardian (1986-1999)

Stephen T. Joyce       Senior Vice President (1999-present), Vice President
                       (1997-1999), Assistant Vice President (1995-1997), Hartford
                       Life and Annuity Insurance Company; Senior Vice President
                       (2000-present), Vice President (1997-2000), Assistant Vice
                       President (1994-1997), Hartford Life Insurance Company

Michael D. Keeler      Vice President (1998-present), Hartford Life and Annuity
                       Insurance Company; Senior Vice President (2001-2002), Vice
                       President (1998-2001, 2002-present), Hartford Life Insurance
                       Company; Vice President (1995-1997), Providian Insurance

Robert A. Kerzner      Executive Vice President (2001-present), Senior Vice
                       President (1998-2001), Director of Individual Life
                       (1998-Present), Vice President (1994-1998), Hartford Life
                       and Annuity Insurance Company; Executive Vice President
                       (2001-present), Senior Vice President (1998-2001), Director of Individual Life (1998-present), Vice President
                       (1994-1998), Hartford Life Insurance Company

David N. Levenson      Senior Vice President (2000-present), Vice President
                       (1998-2000), Assistant Vice President (1995-1998), Hartford
                       Life and Annuity Insurance Company; Senior Vice President
                       (2000-present), Vice President (1998-2000), Assistant Vice
                       President (1995-1998), Hartford Life Insurance Company

Joseph F. Mahoney      Vice President (1999-present), Hartford Life and Annuity
                       Insurance Company; Vice President (1999-present), Hartford
                       Life Insurance Company; Consultant (1999), Mahoney &
                       Associates; President (1969-1999), Prudential Preferred

Thomas M. Marra        Chief Executive Officer and Chairman of the Board
                       (2002-present), Director (1994-present), President
                       (2000-present), Executive Vice President (1997-2000), Senior
                       Vice President (1993-1997), Hartford Life and Annuity
                       Insurance Company; Chief Executive Officer and Chairman of
                       the Board (2002-present), Director (1994-Present), President
                       (2000-present), Executive Vice President (1995-2000),
                       Hartford Life Insurance Company; Chief Executive Officer and
                       Chairman of the Board (2002-present), Director
                       (1998-present), President (2000-present), Servus Life
                       Insurance Company; Chief Executive Officer and Chairman of
                       the Board (2002-present), Director (1995-present), President
                       (2000-present), Hart Life Insurance Company

Gary J. Miller         Vice President (2000-present), Hartford Life and Annuity
                       Insurance Company; Vice President (2000-present), Hartford
                       Life Insurance Company; Vice President (1998-2000),
                       Prudential; Vice President (1988-1998), Delaware Valley
                       Financial Services

Tom Nassiri            Vice President (2000-present), Hartford Life and Annuity
                       Insurance Company; Vice President (2000-present), Hartford
                       Life Insurance Company

Craig R. Raymond       Senior Vice President & Chief Actuary (1997-present), Vice
                       President & Chief Actuary (1993-1997), Hartford Life and
                       Annuity Insurance Company; Senior Vice President & Chief
                       Actuary (1997-present), Vice President & Chief Actuary
                       (1993-1997), Hartford Life Insurance Company; Senior Vice
                       President & Chief Actuary (1997-present), Actuary
                       (1995-1997), Hart Life Insurance Company; Senior Vice
                       President & Chief Actuary (1998-present), Servus Life
                       Insurance Company

Christine Hayer        Senior Vice President, General Counsel and Corporate
Repasy                 Secretary (2000-present), Director (2000-present), Vice
                       President (1999-2000), Assistant Vice President (1998-1999),
                       Hartford Life and Annuity Insurance Company; Senior Vice
                       President, General Counsel and Corporate Secretary
                       (2000-present), Director (2000-present), Vice President
                       (1999-2000), Assistant Vice President (1998-1999), Hartford
                       Life Insurance Company; Senior Vice President, General
                       Counsel and Corporate Secretary (2000-present), Servus Life
                       Insurance Company; Senior Vice President, General Counsel
                       and Corporate Secretary (2000-present), Hart Life Insurance
                       Company

Martin A. Swanson      Vice President (2001-present), Assistant Vice President
                       (1999-2001), Hartford Life Insurance Company; Vice President
                       (2000-present), Assistant Vice President (1999-2000),
                       Hartford Life and Annuity Insurance Company; Vice President
                       (1997-1998) Paine Webber

STATEMENT OF ADDITIONAL INFORMATION                                            5
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
NAME                            BUSINESS EXPERIENCE DURING LAST FIVE YEARS
Joe M. Thomson         Senior Vice President (2000-Present), Hartford Life and
                       Annuity Insurance Company; Senior Vice President
                       (2000-Present), Hartford Life Insurance Company; President
                       (1980-present), Planco Financial Services, Inc.

John C. Walters        Executive Vice President (2000-present), Director
                       (2000-present), Hartford Life and Annuity Insurance Company,
                       Executive Vice President (2000-present), Director
                       (2000-present), Hartford Life Insurance Company; Executive
                       Vice President (2000-present), Hart Life Insurance Company;
                       Executive Vice President (2000-present), Servus Life
                       Insurance Company; Wheat First Securities, Inc./First Union
                       Capital Markets Corp., (1984-1999)

David M. Znamierowski  Senior Vice President (1997-present), Chief Investment
                       Officer (1997, 2000-present), Vice President (1995-1997),
                       Director (1997-Present), Hartford Life and Annuity Insurance
                       Company; Senior Vice President (1997-present), Chief
                       Investment Officer (1997, 1999-present), Vice President
                       (1995-1997), Director (1997-present), Hartford Life
                       Insurance Company; Senior Vice President & Chief Investment
                       Officer (1997-present), Director (1997-present), Hart Life
                       Insurance Company; Director (2000-present) Servus Life
                       Insurance Company

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

SEPARATE ACCOUNT VL II was established as a separate account under Connecticut law on September 30, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES
--------------------------------------------------------------------------------

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

EXPERTS
--------------------------------------------------------------------------------

INDEPENDENT PUBLIC ACCOUNTANTS -- The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with accounting principles generally accepted in the United States. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

ACTUARIAL EXPERT -- The hypothetical Policy illustrations included in this Statement of Additional Information and the registration statement with respect to the Separate Account have been approved by Thomas P. Kalmbach, FSA, MAAA, Actuary for Hartford, and are included in reliance upon his opinion as to their reasonableness.

DISTRIBUTION OF THE POLICIES
--------------------------------------------------------------------------------

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and will offer the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The policies will be sold by salespersons who represent Hartford as insurance agents and who are registered representatives of HESCO or certain other registered broker-dealers who have entered into distribution agreements with HESCO.

During the first Policy Year, the maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers, is 45% of the premium paid up to a Target Premium, and 5% of any excess. In Policy Years 2 through 10, such sales commission will not exceed 5.5% of premiums paid. Thereafter, agent commissions will not exceed 2% of premiums paid. Additionally, expense allowances may be paid. A sales representative may be required to return all

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
or a portion of the commissions paid if the Policy terminates prior to the Policy's second Policy Anniversary.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HESCO and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments. This compensation is usually paid from the sales charges described in the Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HESCO, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or other financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for broker-dealers or financial institutions, will be made by HESCO, its affiliates or Hartford out of their assets and will not effect the amounts paid by the policy owner to purchase, hold or surrender variable insurance products.

The following table shows officers and directors of HESCO:

NAME                        POSITIONS AND OFFICES
--------------------------------------------------------------------
 David A. Carlson           Vice President
--------------------------------------------------------------------
 Timothy M. Fitch           Senior Vice President & Actuary
--------------------------------------------------------------------
 George R. Jay              Controller
--------------------------------------------------------------------
 Robert A. Kerzner          Executive Vice President, Director
--------------------------------------------------------------------
 Joseph F. Mahoney          Vice President
--------------------------------------------------------------------
 Thomas M. Marra            President, Chief Executive Officer and
                             Chairman of the Board, Director
--------------------------------------------------------------------
 Christine Hayer Repasy     Senior Vice President, General Counsel
                             and Corporate Secretary, Director
--------------------------------------------------------------------
 John C. Walters            Executive Vice President
--------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT CHARGES
--------------------------------------------------------------------------------

SALES LOAD -- The maximum sales load under the policy is 6% of premium in order to cover expenses related to the sale and distribution of the Policy.

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, group, or program ("Eligible Group") in accordance with our rules in effect as of the date the application for a policy is approved. An Eligible Group must satisfy certain criteria such as size, expected number of policy holders, or present or anticipated levels of aggregate premiums, administrative expenses or commissions. We may modify, from time to time on a uniform basis, both the amount of the reductions and the criteria for eligibility. Reductions in charges will not be unfairly discriminatory against any person, including the affected policy holders invested in the Separate Account.

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds between the ages of 20 and 85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent.

Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. For preferred and standard risks, the cost of insurance rate will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. Special risk classes are used when mortality experience in excess of the standard risk classes is expected. These substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.

INCREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased is based on our rules then in effect.

We reserve the right to limit the number of increases or decreases made under a policy to no more than one in any 12 month period.

All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of the increase is made. Each unscheduled increase in Face Amount is subject to an increase fee of 1/12 of $1 per $1,000 of each increase per month for the first twelve months from the effective date of each increase. This amount will not be less than 1/12 of $500 but not greater than 1/12 of $3,000.

STATEMENT OF ADDITIONAL INFORMATION                                            7
--------------------------------------------------------------------------------

ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES
AND CASH SURRENDER VALUES

The following tables illustrate the way in which a Policy operates. They show how the Death Benefit, Account Values and Cash Surrender Values could vary over an extended period of time assuming hypothetical gross rates of return equal to constant after tax annual rates of 0%, 6% and 12%. The illustrations assume the following: (a) a male, preferred non-nicotine, age 55, and a female, preferred non-nicotine, age 55, with $1,000,000 of Face Amount, a Death Benefit Guarantee Amount of $500,000, and a premium of $10,000.00 paid in all years; (b) a male, preferred non-nicotine, age 55, and a female, preferred non-nicotine, age 55, with $1,000,000 of Face Amount, a Death Benefit Guarantee Amount of $1,000,000, and a premium of $20,000.00 paid in all years.

The Death Benefit, Account Value and Cash Surrender Value for a Policy would be different from those shown if the rates of return averaged 0%, 6% and 12% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also differ if any Policy loan was made during the period of time illustrated.

The tables reflect the deductions of current Policy charges and guaranteed Policy charges for a single gross interest rate. The Death Benefits, Account Values and Cash Surrender Values would change if current Cost of Insurance charges change.

The amounts shown for the Death Benefits, Account Values and Cash Surrender Values as of the end of each Policy Year take into account an average daily charge equal to an annual charge of 0.97% of the average daily net assets of the Funds for investment advisory and administrative services fees. The gross annual investment return rates of 0%, 6% and 12% on the Fund's assets are equal to net annual investment return rates (net of the 0.97% average daily charge) of -0.97%, 5.03% and 11.03%, respectively.

In addition, the Death Benefits, Account Values and Cash Surrender Values as of the end of each Policy Year take into account the front-end sales load, premium tax charge (assumed to be 1.75% in these illustrations), Cost of Insurance charge, monthly administrative fee, and mortality and expense risk charge.

The hypothetical returns shown in the tables are without any tax charges that may be allocable to the Separate Account in the future. In order to produce after-tax returns of 0%, 6%, and 12%, the Separate Account would have to earn a sufficient amount in excess of 0%, 6%, 12%, respectively, to cover any tax charges.

The "Premium Paid Plus Interest" column of each table shows the amount which would accumulate if the initial premium was invested to earn interest, after taxes, of 5% per year, compounded annually.

Hartford will furnish, upon request, a comparable illustration reflecting the proposed Insured's age and risk classification, Face Amount or initial premium requested, and reflecting guaranteed Cost of Insurance rates. Hartford will also furnish an additional similar illustration reflecting current Cost of Insurance rates which may be less than, but never greater than, the guaranteed Cost of Insurance rates.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                             $1,000,000 FACE AMOUNT
                   $1,000,000 DEATH BENEFIT GUARANTEE AMOUNT
                    ISSUE AGE 55 MALE PREFERRED NON-NICOTINE
                   ISSUE AGE 55 FEMALE PREFERRED NON-NICOTINE
                            $20,000 PLANNED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.03% NET)

                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
  POLICY    AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1            21,000       16,566      2,444   1,000,000     16,126      2,003   1,000,000
     2            43,050       34,809     20,687   1,000,000     33,772     19,650   1,000,000
     3            66,203       54,904     40,782   1,000,000     53,075     38,952   1,000,000
     4            90,513       77,034     64,929   1,000,000     74,177     62,072   1,000,000
     5           116,038      101,399     91,312   1,000,000     97,236     87,149   1,000,000
     6           142,840      128,486    120,416   1,000,000    122,674    114,604   1,000,000
     7           170,982      158,301    152,249   1,000,000    150,442    144,390   1,000,000
     8           200,531      191,117    187,082   1,000,000    180,728    176,693   1,000,000
     9           231,558      227,229    225,212   1,000,000    213,734    211,716   1,000,000
    10           264,136      266,964    266,964   1,000,000    249,684    249,684   1,000,000
    11           298,343      315,478    315,478   1,000,000    293,061    293,061   1,000,000
    12           334,260      369,045    369,045   1,000,000    340,468    340,468   1,000,000
    13           371,973      428,193    428,193   1,000,000    392,336    392,336   1,000,000
    14           411,571      493,504    493,504   1,000,000    449,171    449,171   1,000,000
    15           453,150      565,631    565,631   1,000,000    511,551    511,551   1,000,000
    16           496,807      645,298    645,298   1,000,000    580,155    580,155   1,000,000
    17           542,648      733,309    733,309   1,000,000    655,799    655,799   1,000,000
    18           590,780      830,574    830,574   1,000,000    739,484    739,484   1,000,000
    19           641,319      938,110    938,110   1,022,540    832,502    832,502   1,000,000
    20           694,385    1,056,983   1,056,983  1,130,972    936,540    936,540   1,002,098

    25         1,002,269    1,911,310   1,911,310  2,006,875  1,691,969   1,691,969  1,776,567
    30         1,395,216    3,343,876   3,343,876  3,511,070  2,925,309   2,925,309  3,071,574
----------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

These values reflect Current Front-End Sales Loads of 4% and Guaranteed Front-End Sales Loads of 6% in all years. The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                            9
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                             $1,000,000 FACE AMOUNT
                   $1,000,000 DEATH BENEFIT GUARANTEE AMOUNT
                    ISSUE AGE 55 MALE PREFERRED NON-NICOTINE
                   ISSUE AGE 55 FEMALE PREFERRED NON-NICOTINE
                            $20,000 PLANNED PREMIUM

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.03% NET)

                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
  POLICY    AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1            21,000       15,570      1,448   1,000,000    15,153       1,031   1,000,000
     2            43,050       31,787     17,665   1,000,000    30,829      16,706   1,000,000
     3            66,203       48,685     34,562   1,000,000    47,029      32,906   1,000,000
     4            90,513       66,285     54,180   1,000,000    63,750      51,645   1,000,000
     5           116,038       84,610     74,523   1,000,000    80,986      70,899   1,000,000
     6           142,840      103,940     95,871   1,000,000    98,969      90,899   1,000,000
     7           170,982      124,056    118,004   1,000,000   117,442     111,389   1,000,000
     8           200,531      144,982    140,947   1,000,000   136,363     132,328   1,000,000
     9           231,558      166,740    164,723   1,000,000   155,683     153,665   1,000,000
    10           264,136      189,351    189,351   1,000,000   175,337     175,337   1,000,000
    11           298,343      217,295    217,295   1,000,000   199,230     199,230   1,000,000
    12           334,260      246,459    246,459   1,000,000   223,549     223,549   1,000,000
    13           371,973      276,890    276,890   1,000,000   248,249     248,249   1,000,000
    14           411,571      308,633    308,633   1,000,000   273,276     273,276   1,000,000
    15           453,150      341,741    341,741   1,000,000   298,556     298,556   1,000,000
    16           496,807      376,265    376,265   1,000,000   323,980     323,980   1,000,000
    17           542,648      412,252    412,252   1,000,000   349,398     349,398   1,000,000
    18           590,780      449,759    449,759   1,000,000   374,612     374,612   1,000,000
    19           641,319      488,839    488,839   1,000,000   399,399     399,399   1,000,000
    20           694,385      529,552    529,552   1,000,000   423,536     423,536   1,000,000

    25         1,002,269      778,679    778,679   1,000,000   546,046     546,046   1,000,000
    30         1,395,216    1,097,930   1,097,930  1,152,827   633,856     633,856   1,000,000
----------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

These values reflect Current Front-End Sales Loads of 4% and Guaranteed Front-End Sales Loads of 6% in all years. The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                             $1,000,000 FACE AMOUNT
                   $1,000,000 DEATH BENEFIT GUARANTEE AMOUNT
                    ISSUE AGE 55 MALE PREFERRED NON-NICOTINE
                   ISSUE AGE 55 FEMALE PREFERRED NON-NICOTINE
                            $20,000 PLANNED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.97% NET)

                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
  POLICY    AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1            21,000      14,575         453   1,000,000    14,182          60   1,000,000
     2            43,050      28,889      14,766   1,000,000    28,005      13,883   1,000,000
     3            66,203      42,949      28,826   1,000,000    41,454      27,332   1,000,000
     4            90,513      56,754      44,649   1,000,000    54,509      42,404   1,000,000
     5           116,038      70,301      60,214   1,000,000    67,148      57,061   1,000,000
     6           142,840      83,835      75,765   1,000,000    79,578      71,508   1,000,000
     7           170,982      97,102      91,050   1,000,000    91,516      85,464   1,000,000
     8           200,531     110,097     106,062   1,000,000   102,905      98,870   1,000,000
     9           231,558     122,810     120,793   1,000,000   113,674     111,657   1,000,000
    10           264,136     135,230     135,230   1,000,000   123,741     123,741   1,000,000
    11           298,343     151,534     151,534   1,000,000   136,777     136,777   1,000,000
    12           334,260     167,555     167,555   1,000,000   148,903     148,903   1,000,000
    13           371,973     183,286     183,286   1,000,000   160,030     160,030   1,000,000
    14           411,571     198,714     198,714   1,000,000   170,057     170,057   1,000,000
    15           453,150     213,832     213,832   1,000,000   178,844     178,844   1,000,000
    16           496,807     228,625     228,625   1,000,000   186,201     186,201   1,000,000
    17           542,648     243,069     243,069   1,000,000   191,870     191,870   1,000,000
    18           590,780     257,140     257,140   1,000,000   195,506     195,506   1,000,000
    19           641,319     270,805     270,805   1,000,000   196,692     196,692   1,000,000
    20           694,385     284,021     284,021   1,000,000   194,964     194,964   1,000,000

    25         1,002,269     348,911     348,911   1,000,000   128,023     128,023   1,000,000
    30         1,395,216     383,986     383,986   1,000,000        --          --          --
----------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

These values reflect Current Front-End Sales Loads of 4% and Guaranteed Front-End Sales Loads of 6% in all years. The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           11
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                             $1,000,000 FACE AMOUNT
                    $500,000 DEATH BENEFIT GUARANTEE AMOUNT
                    ISSUE AGE 55 MALE PREFERRED NON-NICOTINE
                   ISSUE AGE 55 FEMALE PREFERRED NON-NICOTINE
                            $10,000 PLANNED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.03% NET)

                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
  POLICY    AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1           10,500         8,041        552   1,000,000     7,820         332   1,000,000
     2           21,525        16,887      9,399   1,000,000    16,312       8,824   1,000,000
     3           33,101        26,627     19,138   1,000,000    25,519      18,031   1,000,000
     4           45,256        37,344     30,925   1,000,000    35,486      29,067   1,000,000
     5           58,019        49,129     43,780   1,000,000    46,257      40,908   1,000,000
     6           71,420        62,349     58,070   1,000,000    58,126      53,847   1,000,000
     7           85,491        76,879     73,669   1,000,000    70,900      67,690   1,000,000
     8          100,266        92,840     90,700   1,000,000    84,601      82,461   1,000,000
     9          115,779       110,367    109,297   1,000,000    99,241      98,171   1,000,000
    10          132,068       129,601    129,601   1,000,000   114,822     114,822   1,000,000
    11          149,171       153,280    153,280   1,000,000   133,464     133,464   1,000,000
    12          167,130       179,393    179,393   1,000,000   153,307     153,307   1,000,000
    13          185,986       208,188    208,188   1,000,000   174,391     174,391   1,000,000
    14          205,786       239,931    239,931   1,000,000   196,757     196,757   1,000,000
    15          226,575       274,922    274,922   1,000,000   220,428     220,428   1,000,000
    16          248,404       313,492    313,492   1,000,000   245,394     245,394   1,000,000
    17          271,324       355,998    355,998   1,000,000   271,609     271,609   1,000,000
    18          295,390       402,845    402,845   1,000,000   298,975     298,975   1,000,000
    19          320,660       454,477    454,477   1,000,000   327,378     327,378   1,000,000
    20          347,193       511,393    511,393   1,000,000   356,719     356,719   1,000,000

    25          501,135       920,551    920,551   1,000,000   537,047     537,047   1,000,000
    30          697,608     1,612,454   1,612,454  1,693,076   802,578     802,578   1,000,000
----------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

These values reflect Current Front-End Sales Loads of 4% and Guaranteed Front-End Sales Loads of 6% in all years. The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                             $1,000,000 FACE AMOUNT
                    $500,000 DEATH BENEFIT GUARANTEE AMOUNT
                    ISSUE AGE 55 MALE PREFERRED NON-NICOTINE
                   ISSUE AGE 55 FEMALE PREFERRED NON-NICOTINE
                            $10,000 PLANNED PREMIUM

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.03% NET)

                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
  POLICY    AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1           10,500        7,550          61   1,000,000     7,341           0   1,000,000
     2           21,525       15,406       7,918   1,000,000    14,871       7,383   1,000,000
     3           33,101       23,586      16,098   1,000,000    22,575      15,086   1,000,000
     4           45,256       32,098      25,680   1,000,000    30,429      24,011   1,000,000
     5           58,019       40,947      35,599   1,000,000    38,409      33,060   1,000,000
     6           71,420       50,397      46,118   1,000,000    46,721      42,442   1,000,000
     7           85,491       60,208      56,999   1,000,000    55,082      51,872   1,000,000
     8          100,266       70,386      68,246   1,000,000    63,418      61,279   1,000,000
     9          115,779       80,931      79,861   1,000,000    71,642      70,572   1,000,000
    10          132,068       91,840      91,840   1,000,000    79,643      79,643   1,000,000
    11          149,171      105,519     105,519   1,000,000    89,297      89,297   1,000,000
    12          167,130      119,763     119,763   1,000,000    98,586      98,586   1,000,000
    13          185,986      134,589     134,589   1,000,000   107,376     107,376   1,000,000
    14          205,786      150,002     150,002   1,000,000   115,513     115,513   1,000,000
    15          226,575      166,017     166,017   1,000,000   122,791     122,791   1,000,000
    16          248,404      182,639     182,639   1,000,000   128,936     128,936   1,000,000
    17          271,324      199,864     199,864   1,000,000   133,583     133,583   1,000,000
    18          295,390      217,692     217,692   1,000,000   136,250     136,250   1,000,000
    19          320,660      236,107     236,107   1,000,000   136,346     136,346   1,000,000
    20          347,193      255,089     255,089   1,000,000   133,186     133,186   1,000,000

    25          501,135      365,594     365,594   1,000,000    40,148      40,148   1,000,000
    30          697,608      480,653     480,653   1,000,000        --          --          --
----------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

These values reflect Current Front-End Sales Loads of 4% and Guaranteed Front-End Sales Loads of 6% in all years. The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           13
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                             $1,000,000 FACE AMOUNT
                    $500,000 DEATH BENEFIT GUARANTEE AMOUNT
                    ISSUE AGE 55 MALE PREFERRED NON-NICOTINE
                   ISSUE AGE 55 FEMALE PREFERRED NON-NICOTINE
                            $10,000 PLANNED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.97% NET)

                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
  POLICY    AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1           10,500        7,060           0   1,000,000     6,863           0   1,000,000
     2           21,525       13,985       6,497   1,000,000    13,490       6,002   1,000,000
     3           33,101       20,784      13,295   1,000,000    19,861      12,373   1,000,000
     4           45,256       27,450      21,031   1,000,000    25,952      19,534   1,000,000
     5           58,019       33,979      28,630   1,000,000    31,735      26,386   1,000,000
     6           71,420       40,613      36,334   1,000,000    37,409      33,130   1,000,000
     7           85,491       47,095      43,885   1,000,000    42,685      39,476   1,000,000
     8          100,266       53,415      51,276   1,000,000    47,495      45,355   1,000,000
     9          115,779       59,563      58,494   1,000,000    51,753      50,684   1,000,000
    10          132,068       65,522      65,522   1,000,000    55,363      55,363   1,000,000
    11          149,171       73,544      73,544   1,000,000    60,111      60,111   1,000,000
    12          167,130       81,396      81,396   1,000,000    63,973      63,973   1,000,000
    13          185,986       89,071      89,071   1,000,000    66,832      66,832   1,000,000
    14          205,786       96,548      96,548   1,000,000    68,553      68,553   1,000,000
    15          226,575      103,814     103,814   1,000,000    68,953      68,953   1,000,000
    16          248,404      110,850     110,850   1,000,000    67,786      67,786   1,000,000
    17          271,324      117,620     117,620   1,000,000    64,719      64,719   1,000,000
    18          295,390      124,092     124,092   1,000,000    59,308      59,308   1,000,000
    19          320,660      130,219     130,219   1,000,000    51,012      51,012   1,000,000
    20          347,193      135,941     135,941   1,000,000    39,214      39,214   1,000,000

    25          501,135      158,754     158,754   1,000,000        --          --     500,000
    30          697,608      142,838     142,838   1,000,000        --          --          --
----------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

These values reflect Current Front-End Sales Loads of 4% and Guaranteed Front-End Sales Loads of 6% in all years. The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT VL II AND TO THE
OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account VL II (Hartford Bond HLS Fund, Hartford Stock HLS Fund, Hartford Money Market HLS Fund, Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Growth and Income HLS Fund, Hartford Global Advisers HLS Fund, Hartford Small Company HLS Fund, Hartford MidCap HLS Fund, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP II Asset Manager Portfolio, Putnam VT Asia Pacific Growth Fund, Putnam VT Diversified Income Fund, The George Putnam Fund of Boston, Putnam VT Global Asset Allocation Fund, Putnam VT Global Growth Fund, Putnam VT Growth and Income Fund, Putnam VT Health Sciences Fund, Putnam VT High Yield Fund, Putnam VT Income Fund, Putnam VT International Growth Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund, Putnam VT Voyager Fund, American Funds Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds Growth-Income Fund, American Funds Growth Fund, Hartford Global Leaders HLS Fund and Hartford Global Technology HLS Fund sub-accounts) (collectively, the Account), as of December 31, 2001, and the related statements of operations for the periods presented in the year then ended and the statements of changes in net assets for the periods presented in the three years then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of their operations and the changes in their net assets for the periods presented in conformity with accounting principles generally accepted in the United States.

Hartford, Connecticut
February 22, 2002                                            ARTHUR ANDERSEN LLP

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES
DECEMBER 31, 2001

                            HARTFORD     HARTFORD      HARTFORD
                              BOND         STOCK     MONEY MARKET
                            HLS FUND     HLS FUND      HLS FUND
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------  ------------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. --
     Class IA
    Shares 11,769,671
    Cost $12,834,856
      Market Value.......  $13,487,513      --           --
    Hartford Stock HLS
     Fund, Inc. --
     Class IA
    Shares 8,792,540
    Cost $53,743,614
      Market Value.......      --       $41,637,119      --
    Hartford Money Market
     HLS Fund, Inc. --
     Class IA
    Shares 51,016,246
    Cost $51,016,246
      Market Value.......      --           --       $51,016,246
    Hartford Advisers HLS
     Fund, Inc. --
     Class IA
    Shares 14,166,905
    Cost $37,951,140
      Market Value.......      --           --           --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. --
     Class IA
    Shares 9,598,848
    Cost $48,882,318
      Market Value.......      --           --           --
    Hartford Mortgage
     Securities HLS
     Fund, Inc. --
     Class IA
    Shares 2,133,986
    Cost $2,373,820
      Market Value.......      --           --           --
    Hartford Index HLS
     Fund, Inc. --
     Class IA
    Shares 13,350,414
    Cost $48,360,262
      Market Value.......      --           --           --
    Hartford
     International
     Opportunities HLS
     Fund, Inc. --
     Class IA
    Shares 7,618,347
    Cost $10,093,712
      Market Value.......      --           --           --
    Hartford Dividend and
     Growth HLS
     Fund, Inc. --
     Class IA
    Shares 9,915,165
    Cost $20,127,255
      Market Value.......      --           --           --
  Due from Hartford Life
   and Annuity Insurance
   Company...............      47,500      469,454       --
  Receivable from fund
   shares sold...........      --           --           312,794
  Other assets...........      --               38         8,093
                           -----------  -----------  -----------
  Total Assets...........  13,535,013   42,106,611    51,337,133
                           -----------  -----------  -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --           --           312,794
  Payable for fund shares
   purchased.............      47,500      469,454       --
  Other liabilities......          41       --           --
                           -----------  -----------  -----------
  Total Liabilities......      47,541      469,454       312,794
                           -----------  -----------  -----------
  Net Assets (variable
   life contract
   liabilities)..........  $13,487,472  $41,637,157  $51,024,339
                           ===========  ===========  ===========
  Units Owned by
   Participants..........   7,614,409   13,578,289    33,846,856
  Unit Values............  $ 1.771309   $ 3.066451   $  1.507506

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                                          HARTFORD     HARTFORD                   HARTFORD       HARTFORD
                            HARTFORD      CAPITAL      MORTGAGE     HARTFORD    INTERNATIONAL    DIVIDEND
                            ADVISERS    APPRECIATION  SECURITIES      INDEX     OPPORTUNITIES   AND GROWTH
                            HLS FUND      HLS FUND     HLS FUND     HLS FUND      HLS FUND       HLS FUND
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  ------------  -----------  -----------  -------------  ------------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. --
     Class IA
    Shares 11,769,671
    Cost $12,834,856
      Market Value.......      --           --            --           --           --             --
    Hartford Stock HLS
     Fund, Inc. --
     Class IA
    Shares 8,792,540
    Cost $53,743,614
      Market Value.......      --           --            --           --           --             --
    Hartford Money Market
     HLS Fund, Inc. --
     Class IA
    Shares 51,016,246
    Cost $51,016,246
      Market Value.......      --           --            --           --           --             --
    Hartford Advisers HLS
     Fund, Inc. --
     Class IA
    Shares 14,166,905
    Cost $37,951,140
      Market Value.......  $33,201,998      --            --           --           --             --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. --
     Class IA
    Shares 9,598,848
    Cost $48,882,318
      Market Value.......      --       $38,153,520       --           --           --             --
    Hartford Mortgage
     Securities HLS
     Fund, Inc. --
     Class IA
    Shares 2,133,986
    Cost $2,373,820
      Market Value.......      --           --        $2,463,341       --           --             --
    Hartford Index HLS
     Fund, Inc. --
     Class IA
    Shares 13,350,414
    Cost $48,360,262
      Market Value.......      --           --            --       $42,473,034      --             --
    Hartford
     International
     Opportunities HLS
     Fund, Inc. --
     Class IA
    Shares 7,618,347
    Cost $10,093,712
      Market Value.......      --           --            --           --        $7,261,778        --
    Hartford Dividend and
     Growth HLS
     Fund, Inc. --
     Class IA
    Shares 9,915,165
    Cost $20,127,255
      Market Value.......      --           --            --           --           --         $18,638,240
  Due from Hartford Life
   and Annuity Insurance
   Company...............      56,601       101,983        1,142      277,752       108,148         67,802
  Receivable from fund
   shares sold...........      --           --            --           --           --             --
  Other assets...........          10       --            --           --           --             --
                           -----------  -----------   -----------  -----------   ----------    -----------
  Total Assets...........  33,258,609    38,255,503    2,464,483   42,750,786     7,369,926     18,706,042
                           -----------  -----------   -----------  -----------   ----------    -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --           --            --           --           --             --
  Payable for fund shares
   purchased.............      56,601       101,983        1,142      277,752       108,148         67,802
  Other liabilities......      --               105            3          496           115             47
                           -----------  -----------   -----------  -----------   ----------    -----------
  Total Liabilities......      56,601       102,088        1,145      278,248       108,263         67,849
                           -----------  -----------   -----------  -----------   ----------    -----------
  Net Assets (variable
   life contract
   liabilities)..........  $33,202,008  $38,153,415   $2,463,338   $42,472,538   $7,261,663    $18,638,193
                           ===========  ===========   ===========  ===========   ==========    ===========
  Units Owned by
   Participants..........  13,069,701    10,679,543    1,421,331   14,932,815     4,535,880      7,143,695
  Unit Values............  $ 2.540380   $  3.572570   $ 1.733120   $ 2.844242    $ 1.600938    $  2.609041

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                           HARTFORD GROWTH     HARTFORD
                             AND INCOME     GLOBAL ADVISERS
                              HLS FUND         HLS FUND
                             SUB-ACCOUNT     SUB-ACCOUNT*
                           ---------------  ---------------
ASSETS:
  Investments:
    Hartford Growth and
     Income HLS Fund --
     Class IA
    Shares 5,285,178
    Cost $6,946,811
      Market Value.......    $6,195,978          --
    Hartford Global
     Advisers HLS
     Fund, Inc. --
     Class IA
    Shares 931,736
    Cost $1,069,570
      Market Value.......       --             $ 937,993
    Hartford Small
     Company HLS
     Fund, Inc. --
     Class IA
    Shares 5,869,186
    Cost $9,257,568
      Market Value.......       --               --
    Hartford MidCap HLS
     Fund, Inc. --
     Class IA
    Shares 7,883,024
    Cost $16,866,690
      Market Value.......       --               --
    Fidelity VIP
     Equity -- Income
     Portfolio
    Shares 402,131
    Cost $9,624,199
      Market Value.......       --               --
    Fidelity VIP Overseas
     Portfolio
    Shares 233,077
    Cost $4,390,463
      Market Value.......       --               --
    Fidelity VIP II Asset
     Manager Portfolio
    Shares 233,437
    Cost $3,843,080
      Market Value.......       --               --
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --               --
  Receivable from fund
   shares sold...........       --                     7
  Other assets...........       --               --
                             ----------        ---------
  Total Assets...........     6,195,978          938,000
                             ----------        ---------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --                     7
  Payable for fund shares
   purchased.............       --               --
  Other liabilities......             5                4
                             ----------        ---------
  Total Liabilities......             5               11
                             ----------        ---------
  Net Assets (variable
   life contract
   liabilities)..........    $6,195,973        $ 937,989
                             ==========        =========
  Units Owned by
   Participants..........     5,091,257          863,598
  Unit Values............    $ 1.216983        $1.086141

  * Formerly Hartford International Advisers Fund Sub-Account. Change effective May 1, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                             HARTFORD       HARTFORD    FIDELITY VIP   FIDELITY VIP  FIDELITY VIP II
                           SMALL COMPANY     MIDCAP     EQUITY-INCOME    OVERSEAS     ASSET MANAGER
                             HLS FUND       HLS FUND      PORTFOLIO     PORTFOLIO       PORTFOLIO
                            SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  ------------  -------------  ------------  ---------------
ASSETS:
  Investments:
    Hartford Growth and
     Income HLS Fund --
     Class IA
    Shares 5,285,178
    Cost $6,946,811
      Market Value.......      --             --            --             --             --
    Hartford Global
     Advisers HLS
     Fund, Inc. --
     Class IA
    Shares 931,736
    Cost $1,069,570
      Market Value.......      --             --            --             --             --
    Hartford Small
     Company HLS
     Fund, Inc. --
     Class IA
    Shares 5,869,186
    Cost $9,257,568
      Market Value.......   $7,818,102        --            --             --             --
    Hartford MidCap HLS
     Fund, Inc. --
     Class IA
    Shares 7,883,024
    Cost $16,866,690
      Market Value.......      --         $16,500,297       --             --             --
    Fidelity VIP
     Equity -- Income
     Portfolio
    Shares 402,131
    Cost $9,624,199
      Market Value.......      --             --         $9,148,486        --             --
    Fidelity VIP Overseas
     Portfolio
    Shares 233,077
    Cost $4,390,463
      Market Value.......      --             --            --          $3,235,105        --
    Fidelity VIP II Asset
     Manager Portfolio
    Shares 233,437
    Cost $3,843,080
      Market Value.......      --             --            --             --           $3,387,168
  Due from Hartford Life
   and Annuity Insurance
   Company...............      134,544         69,085        10,117          7,490           6,336
  Receivable from fund
   shares sold...........      --             --            --             --             --
  Other assets...........            4        --            --             --                    8
                            ----------    -----------    ----------     ----------      ----------
  Total Assets...........    7,952,650     16,569,382     9,158,603      3,242,595       3,393,512
                            ----------    -----------    ----------     ----------      ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --             --            --             --             --
  Payable for fund shares
   purchased.............      134,544         69,085        10,117          7,490           6,345
  Other liabilities......      --                  56           153             18        --
                            ----------    -----------    ----------     ----------      ----------
  Total Liabilities......      134,544         69,141        10,270          7,508           6,345
                            ----------    -----------    ----------     ----------      ----------
  Net Assets (variable
   life contract
   liabilities)..........   $7,818,106    $16,500,241    $9,148,333     $3,235,087      $3,387,167
                            ==========    ===========    ==========     ==========      ==========
  Units Owned by
   Participants..........    5,925,492      8,146,939     4,261,643      2,326,070       1,889,379
  Unit Values............   $ 1.319402    $  2.025330    $ 2.146668     $ 1.390795      $ 1.792741

  * Formerly Hartford International Advisers Fund Sub-Account. Change effective May 1, 2001.

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                            PUTNAM VT     PUTNAM VT
                           ASIA PACIFIC  DIVERSIFIED
                           GROWTH FUND   INCOME FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -----------
ASSETS:
  Investments:
    Putnam VT Asia
     Pacific Growth Fund
      Shares 108,070
      Cost $1,059,026
      Market Value.......   $ 564,127        --
    Putnam VT Diversified
     Income Fund
      Shares 96,628
      Cost $937,523
      Market Value.......      --        $  851,293
    The George Putnam
     Fund of Boston
      Shares 124,280
      Cost $1,290,318
      Market Value.......      --            --
    Putnam VT Global
     Asset Allocation
     Fund
      Shares 120,384
      Cost $1,983,301
      Market Value.......      --            --
    Putnam VT Global
     Growth Fund
      Shares 589,071
      Cost $10,721,399
      Market Value.......      --            --
    Putnam VT Growth and
     Income Fund
      Shares 940,271
      Cost $24,221,994
      Market Value.......      --            --
    Putnam VT Health
     Sciences Fund
      Shares 249,780
      Cost $3,003,618
      Market Value.......      --            --
  Due from Hartford Life
   and Annuity Insurance
   Company...............       2,173         5,704
  Receivable from fund
   shares sold...........      --            --
  Other assets...........      --            --
                            ---------    ----------
  Total Assets...........     566,300       856,997
                            ---------    ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --            --
  Payable for fund shares
   purchased.............       2,173         5,704
  Other liabilities......          45        --
                            ---------    ----------
  Total Liabilities......       2,218         5,704
                            ---------    ----------
  Net Assets (variable
   life contract
   liabilities)..........   $ 564,082    $  851,293
                            =========    ==========
  Units Owned by
   Participants..........      59,820        63,007
  Unit Values............   $9.429624    $13.510984

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                                                 PUTNAM VT      PUTNAM VT    PUTNAM VT     PUTNAM VT
                           THE GEORGE PUTNAM   GLOBAL ASSET      GLOBAL     GROWTH AND      HEALTH
                            FUND OF BOSTON    ALLOCATION FUND  GROWTH FUND  INCOME FUND  SCIENCES FUND
                              SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           -----------------  ---------------  -----------  -----------  -------------
ASSETS:
  Investments:
    Putnam VT Asia
     Pacific Growth Fund
      Shares 108,070
      Cost $1,059,026
      Market Value.......       --                 --              --           --           --
    Putnam VT Diversified
     Income Fund
      Shares 96,628
      Cost $937,523
      Market Value.......       --                 --              --           --           --
    The George Putnam
     Fund of Boston
      Shares 124,280
      Cost $1,290,318
      Market Value.......     $1,333,524           --              --           --           --
    Putnam VT Global
     Asset Allocation
     Fund
      Shares 120,384
      Cost $1,983,301
      Market Value.......       --              $1,610,738         --           --           --
    Putnam VT Global
     Growth Fund
      Shares 589,071
      Cost $10,721,399
      Market Value.......       --                 --          $5,501,919       --           --
    Putnam VT Growth and
     Income Fund
      Shares 940,271
      Cost $24,221,994
      Market Value.......       --                 --              --       $22,152,784      --
    Putnam VT Health
     Sciences Fund
      Shares 249,780
      Cost $3,003,618
      Market Value.......       --                 --              --           --        $2,934,915
  Due from Hartford Life
   and Annuity Insurance
   Company...............            964             4,229         14,339       10,704         2,267
  Receivable from fund
   shares sold...........       --                 --              --           --           --
  Other assets...........       --                      13             82          188       --
                              ----------        ----------     ----------   -----------   ----------
  Total Assets...........      1,334,488         1,614,980      5,516,340   22,163,676     2,937,182
                              ----------        ----------     ----------   -----------   ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --                 --              --           --           --
  Payable for fund shares
   purchased.............            964             4,229         14,339       10,714         2,267
  Other liabilities......              1           --              --           --               318
                              ----------        ----------     ----------   -----------   ----------
  Total Liabilities......            965             4,229         14,339       10,714         2,585
                              ----------        ----------     ----------   -----------   ----------
  Net Assets (variable
   life contract
   liabilities)..........     $1,333,523        $1,610,751     $5,502,001   $22,152,962   $2,934,597
                              ==========        ==========     ==========   ===========   ==========
  Units Owned by
   Participants..........        114,102            79,483        285,789      842,402       242,676
  Unit Values............     $11.687147        $20.265402     $19.251979   $26.297364    $12.092641

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001


                              PUTNAM VT      PUTNAM VT
                           HIGH YIELD FUND  INCOME FUND
                             SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  -----------
ASSETS:
  Investments:
    Putnam VT High Yield
     Fund
    Shares 501,012
    Cost $5,239,774
      Market Value.......    $4,043,163         --
    Putnam VT Income Fund
    Shares 318,064
    Cost $4,074,097
      Market Value.......       --          $4,023,510
    Putnam VT
     International Growth
    Shares 690,888
    Cost $11,379,003
      Market Value.......       --              --
    Putnam VT
     International Growth
     and Income Fund
    Shares 327,759
    Cost $3,917,619
      Market Value.......       --              --
    Putnam VT
     International New
     Opportunities Fund
    Shares 160,593
    Cost $2,635,354
      Market Value.......       --              --
    Putnam VT Investors
     Fund
    Shares 497,042
    Cost $6,509,543
      Market Value.......       --              --
    Putnam VT Money
     Market Fund
    Shares 1,347,692
    Cost $1,347,692
      Market Value.......       --              --
  Due from Hartford Life
   and Annuity Insurance
   Company...............       206,347          4,358
  Receivable from fund
   shares sold...........       --              --
  Other assets...........       --                   5
                             ----------     ----------
  Total Assets...........     4,249,510      4,027,873
                             ----------     ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --              --
  Payable for fund shares
   purchased.............       206,347          4,358
  Other liabilities......       --              --
                             ----------     ----------
  Total Liabilities......       206,347          4,358
                             ----------     ----------
  Net Assets (variable
   life contract
   liabilities)..........    $4,043,163     $4,023,515
                             ==========     ==========
  Units Owned by
   Participants..........       257,689        240,559
  Unit Values............    $15.690083     $16.725709

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                                            PUTNAM VT
                             PUTNAM VT    INTERNATIONAL      PUTNAM VT                        PUTNAM VT
                           INTERNATIONAL   GROWTH AND    INTERNATIONAL NEW     PUTNAM VT        MONEY
                            GROWTH FUND    INCOME FUND   OPPORTUNITIES FUND  INVESTORS FUND  MARKET FUND
                            SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  ------------------  --------------  -----------
ASSETS:
  Investments:
    Putnam VT High Yield
     Fund
    Shares 501,012
    Cost $5,239,774
      Market Value.......       --             --              --                 --             --
    Putnam VT Income Fund
    Shares 318,064
    Cost $4,074,097
      Market Value.......       --             --              --                 --             --
    Putnam VT
     International Growth
    Shares 690,888
    Cost $11,379,003
      Market Value.......    $8,580,830        --              --                 --             --
    Putnam VT
     International Growth
     and Income Fund
    Shares 327,759
    Cost $3,917,619
      Market Value.......       --          $3,198,926         --                 --             --
    Putnam VT
     International New
     Opportunities Fund
    Shares 160,593
    Cost $2,635,354
      Market Value.......       --             --            $1,573,813           --             --
    Putnam VT Investors
     Fund
    Shares 497,042
    Cost $6,509,543
      Market Value.......       --             --              --              $4,627,463        --
    Putnam VT Money
     Market Fund
    Shares 1,347,692
    Cost $1,347,692
      Market Value.......       --             --              --                 --         $1,347,692
  Due from Hartford Life
   and Annuity Insurance
   Company...............       213,701        --                 1,379            25,251         3,072
  Receivable from fund
   shares sold...........       --             --              --                 --             --
  Other assets...........           435             71         --                      33           494
                             ----------     ----------       ----------        ----------    ----------
  Total Assets...........     8,794,966      3,198,997        1,575,192         4,652,747     1,351,258
                             ----------     ----------       ----------        ----------    ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --             --              --                 --             --
  Payable for fund shares
   purchased.............       213,701        --                 1,379            25,251         3,071
  Other liabilities......       --             --                    43           --             --
                             ----------     ----------       ----------        ----------    ----------
  Total Liabilities......       213,701        --                 1,422            25,251         3,071
                             ----------     ----------       ----------        ----------    ----------
  Net Assets (variable
   life contract
   liabilities)..........    $8,581,265     $3,198,997       $1,573,770        $4,627,496    $1,348,187
                             ==========     ==========       ==========        ==========    ==========
  Units Owned by
   Participants..........       759,789        326,924          181,034           517,240       899,771
  Unit Values............    $11.294275     $ 9.785153       $ 8.693232        $ 8.946510    $ 1.498367

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                             PUTNAM VT NEW
                           OPPORTUNITIES FUND
                              SUB-ACCOUNT
                           ------------------
ASSETS:
  Investments:
    Putnam VT New
     Opportunities Fund
    Shares 540,019
    Cost $14,921,165
      Market Value.......      $9,002,116
    Putnam VT New Value
     Fund
    Shares 436,825
    Cost $5,582,993
      Market Value.......        --
    Putnam VT OTC &
     Emerging Growth Fund
    Shares 349,132
    Cost $4,113,050
      Market Value.......        --
    Putnam VT Utilities
     Growth-Income Fund
    Shares 200,292
    Cost $3,221,122
      Market Value.......        --
    Putnam VT Vista Fund
    Shares 368,609
    Cost $5,656,081
      Market Value.......        --
    Putnam VT Voyager
     Fund
    Shares 787,535
    Cost $34,604,397
      Market Value.......        --
  Due from Hartford Life
   and Annuity Insurance
   Company...............          35,982
  Receivable from fund
   shares sold...........        --
  Other assets...........             563
                               ----------
  Total Assets...........       9,038,661
                               ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        --
  Payable for fund shares
   purchased.............          35,996
  Other liabilities......        --
                               ----------
  Total Liabilities......          35,996
                               ----------
  Net Assets (variable
   life contract
   liabilities)..........      $9,002,665
                               ==========
  Units owned by
   Participants..........         451,728
  Unit Values............      $19.929373

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                                               PUTNAM VT          PUTNAM VT
                             PUTNAM VT      OTC & EMERGING        UTILITIES        PUTNAM VT    PUTNAM VT
                           NEW VALUE FUND     GROWTH FUND     GROWTH-INCOME FUND  VISTA FUND   VOYAGER FUND
                            SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT  SUB-ACCOUNT
                           --------------  -----------------  ------------------  -----------  ------------
ASSETS:
  Investments:
    Putnam VT New
     Opportunities Fund
    Shares 540,019
    Cost $14,921,165
      Market Value.......       --              --                  --                --           --
    Putnam VT New Value
     Fund
    Shares 436,825
    Cost $5,582,993
      Market Value.......    $5,884,030         --                  --                --           --
    Putnam VT OTC &
     Emerging Growth Fund
    Shares 349,132
    Cost $4,113,050
      Market Value.......       --            $2,101,775            --                --           --
    Putnam VT Utilities
     Growth-Income Fund
    Shares 200,292
    Cost $3,221,122
      Market Value.......       --              --                $2,597,785          --           --
    Putnam VT Vista Fund
    Shares 368,609
    Cost $5,656,081
      Market Value.......       --              --                  --            $4,198,462       --
    Putnam VT Voyager
     Fund
    Shares 787,535
    Cost $34,604,397
      Market Value.......       --              --                  --                --       $22,618,007
  Due from Hartford Life
   and Annuity Insurance
   Company...............       185,861           15,584               5,264           2,792        40,840
  Receivable from fund
   shares sold...........       --              --                  --                --           --
  Other assets...........           161         --                  --                    99         2,161
                             ----------       ----------          ----------      ----------   -----------
  Total Assets...........     6,070,052        2,117,359           2,603,049       4,201,353    22,661,008
                             ----------       ----------          ----------      ----------   -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --              --                  --                --           --
  Payable for fund shares
   purchased.............       185,861           15,584               5,264           2,792        40,853
  Other liabilities......       --                    93                  51          --           --
                             ----------       ----------          ----------      ----------   -----------
  Total Liabilities......       185,861           15,677               5,315           2,792        40,853
                             ----------       ----------          ----------      ----------   -----------
  Net Assets (variable
   life contract
   liabilities)..........    $5,884,191       $2,101,682          $2,597,734      $4,198,561   $22,620,155
                             ==========       ==========          ==========      ==========   ===========
  Units owned by
   Participants..........       435,752          323,096             131,929         404,600       762,757
  Unit Values............    $13.503535       $ 6.504819          $19.690377      $10.377065   $ 29.655765

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                           AMERICAN FUNDS
                               GLOBAL
                            GROWTH FUND
                            SUB-ACCOUNT
                           --------------
ASSETS:
  Investments:
    American Funds Global
     Growth Fund
    Shares 58,959
    Cost $850,162
      Market Value.......    $ 788,873
    American Funds Global
     Small Capitalization
     Fund
    Shares 55,917
    Cost $626,335
      Market Value.......      --
    American Funds
     Growth-Income Fund
    Shares 210,464
    Cost $6,468,302
      Market Value.......      --
    American Funds Growth
     Fund
    Shares 89,951
    Cost $4,144,742
      Market Value.......      --
    Hartford Global
     Leaders HLS
     Fund, Inc. --
     Class IA
    Shares 514,831
    Cost $748,420
      Market Value.......      --
    Hartford Global
     Technology HLS
     Fund, Inc. --
     Class IA
    Shares 202,276
    Cost $101,696
      Market Value.......      --
  Due from Hartford Life
   and Annuity Insurance
   Company...............       28,684
  Receivable from fund
   shares sold...........      --
  Other assets...........      --
                             ---------
  Total Assets...........      817,557
                             ---------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --
  Payable for fund shares
   purchased.............       28,684
  Other liabilities......      --
                             ---------
  Total Liabilities......       28,684
                             ---------
  Net Assets (variable
   life contract
   liabilities)..........    $ 788,873
                             =========
  Units Owned by
   Participants..........      949,542
  Unit Values............    $0.830793

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                             AMERICAN FUNDS     AMERICAN FUNDS                     HARTFORD         HARTFORD
                              GLOBAL SMALL      GROWTH-INCOME   AMERICAN FUNDS  GLOBAL LEADERS  GLOBAL TECHNOLOGY
                           CAPITALIZATION FUND       FUND        GROWTH FUND       HLS FUND         HLS FUND
                               SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           -------------------  --------------  --------------  --------------  -----------------
ASSETS:
  Investments:
    American Funds Global
     Growth Fund
    Shares 58,959
    Cost $850,162
      Market Value.......        --                  --              --             --               --
    American Funds Global
     Small Capitalization
     Fund
    Shares 55,917
    Cost $626,335
      Market Value.......       $ 641,926            --              --             --               --
    American Funds
     Growth-Income Fund
    Shares 210,464
    Cost $6,468,302
      Market Value.......        --               $6,646,456         --             --               --
    American Funds Growth
     Fund
    Shares 89,951
    Cost $4,144,742
      Market Value.......        --                  --           $3,965,028        --               --
    Hartford Global
     Leaders HLS
     Fund, Inc. --
     Class IA
    Shares 514,831
    Cost $748,420
      Market Value.......        --                  --              --           $ 742,887          --
    Hartford Global
     Technology HLS
     Fund, Inc. --
     Class IA
    Shares 202,276
    Cost $101,696
      Market Value.......        --                  --              --             --              $  99,466
  Due from Hartford Life
   and Annuity Insurance
   Company...............          18,461             64,178          27,936          1,300          --
  Receivable from fund
   shares sold...........        --                  --              --             --               --
  Other assets...........               1            --              --             --               --
                                ---------         ----------      ----------      ---------         ---------
  Total Assets...........         660,388          6,710,634       3,992,964        744,187            99,466
                                ---------         ----------      ----------      ---------         ---------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        --                  --              --             --               --
  Payable for fund shares
   purchased.............          18,461             64,178          27,936          1,300          --
  Other liabilities......        --                       19               2        --               --
                                ---------         ----------      ----------      ---------         ---------
  Total Liabilities......          18,461             64,197          27,938          1,300          --
                                ---------         ----------      ----------      ---------         ---------
  Net Assets (variable
   life contract
   liabilities)..........       $ 641,927         $6,646,437      $3,965,026      $ 742,887         $  99,466
                                =========         ==========      ==========      =========         =========
  Units Owned by
   Participants..........         737,617          6,626,425       5,005,581        875,661           134,931
  Unit Values............       $0.870271         $ 1.003020      $ 0.792121      $0.848373         $0.737165

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

                            HARTFORD      HARTFORD      HARTFORD
                              BOND         STOCK      MONEY MARKET
                            HLS FUND      HLS FUND      HLS FUND
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  ------------  ------------
INVESTMENT INCOME:
  Dividends..............   $448,541    $   331,416    $1,568,860
                            --------    -----------    ----------
CAPITAL GAINS INCOME.....     --          3,034,077           502
                            --------    -----------    ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     97,321       (218,565)      --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    241,342     (8,412,492)      --
                            --------    -----------    ----------
    Net gain (loss) on
     investments.........    338,663     (8,631,057)      --
                            --------    -----------    ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $787,204    $(5,265,564)   $1,569,362
                            ========    ===========    ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                                          HARTFORD     HARTFORD                    HARTFORD      HARTFORD
                            HARTFORD      CAPITAL      MORTGAGE      HARTFORD    INTERNATIONAL   DIVIDEND
                            ADVISERS    APPRECIATION  SECURITIES      INDEX      OPPORTUNITIES  AND GROWTH
                            HLS FUND      HLS FUND     HLS FUND      HLS FUND      HLS FUND      HLS FUND
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  ------------  -----------  ------------  -------------  -----------
INVESTMENT INCOME:
  Dividends..............  $   831,163  $    253,646   $ 75,754    $   376,677    $     8,030   $   285,110
                           -----------  ------------   --------    -----------    -----------   -----------
CAPITAL GAINS INCOME.....    1,355,052     9,312,557     --            727,021        895,896       927,971
                           -----------  ------------   --------    -----------    -----------   -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          414       (25,281)      (214)       (28,035)       (47,167)      (46,393)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (3,254,089)  (11,943,271)    28,970     (6,455,826)    (2,193,703)   (1,725,040)
                           -----------  ------------   --------    -----------    -----------   -----------
    Net gain (loss) on
     investments.........   (3,253,675)  (11,968,552)    28,756     (6,483,861)    (2,240,870)   (1,771,433)
                           -----------  ------------   --------    -----------    -----------   -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $(1,067,460) $ (2,402,349)  $104,510    $(5,380,163)   $(1,336,944)  $  (558,352)
                           ===========  ============   ========    ===========    ===========   ===========

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                           HARTFORD GROWTH     HARTFORD
                             AND INCOME     GLOBAL ADVISERS
                              HLS FUND         HLS FUND
                             SUB-ACCOUNT     SUB-ACCOUNT*
                           ---------------  ---------------
INVESTMENT INCOME:
  Dividends..............     $ --             $  6,863
                              ---------        --------
CAPITAL GAINS INCOME.....       212,233          42,403
                              ---------        --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         5,875            (309)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (619,748)        (86,120)
                              ---------        --------
    Net gain (loss) on
     investments.........      (613,873)        (86,429)
                              ---------        --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $(401,640)       $(37,163)
                              =========        ========

  * Formerly Hartford International Advisers Fund Sub-Acocunt. Change effective May 1, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                             HARTFORD       HARTFORD    FIDELITY VIP   FIDELITY VIP  FIDELITY VIP II
                           SMALL COMPANY     MIDCAP     EQUITY-INCOME    OVERSEAS     ASSET MANAGER
                             HLS FUND       HLS FUND      PORTFOLIO     PORTFOLIO       PORTFOLIO
                            SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  ------------  -------------  ------------  ---------------
INVESTMENT INCOME:
  Dividends..............    $ --         $   --          $ 127,229    $   136,229      $ 116,531
                             ---------    -----------     ---------    -----------      ---------
CAPITAL GAINS INCOME.....      395,902      1,399,851       357,454        215,330         43,699
                             ---------    -----------     ---------    -----------      ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (2,210)       (37,243)      (26,465)      (107,736)          (492)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (917,333)    (1,343,002)     (850,946)      (965,832)      (274,903)
                             ---------    -----------     ---------    -----------      ---------
    Net gain (loss) on
     investments.........     (919,543)    (1,380,245)     (877,411)    (1,073,568)      (275,395)
                             ---------    -----------     ---------    -----------      ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(523,641)   $    19,606     $(392,728)   $  (722,009)     $(115,165)
                             =========    ===========     =========    ===========      =========

  * Formerly Hartford International Advisers Fund Sub-Acocunt. Change effective May 1, 2001.

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                            PUTNAM VT     PUTNAM VT
                           ASIA PACIFIC  DIVERSIFIED
                           GROWTH FUND   INCOME FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -----------
INVESTMENT INCOME:
  Dividends..............   $  --         $ 54,732
                            ---------     --------
CAPITAL GAINS INCOME.....     154,673       --
                            ---------     --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     166,986        4,864
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (307,288)     (27,920)
                            ---------     --------
    Net gain (loss) on
     investments.........    (140,302)     (23,056)
                            ---------     --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $  14,371     $ 31,676
                            =========     ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                                                 PUTNAM VT       PUTNAM VT      PUTNAM VT      PUTNAM VT
                           THE GEORGE PUTNAM   GLOBAL ASSET       GLOBAL       GROWTH AND       HEALTH
                            FUND OF BOSTON    ALLOCATION FUND   GROWTH FUND    INCOME FUND   SCIENCES FUND
                              SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -----------------  ---------------  -------------  -------------  -------------
INVESTMENT INCOME:
  Dividends..............      $ 30,603          $  15,756      $   --         $   340,932     $   1,160
                               --------          ---------      -----------    -----------     ---------
CAPITAL GAINS INCOME.....       --                 148,409        1,644,071        237,993       --
                               --------          ---------      -----------    -----------     ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (4,898)             5,429         (191,944)         5,319       (30,626)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (18,573)          (283,510)      (3,906,866)    (1,900,611)     (482,619)
                               --------          ---------      -----------    -----------     ---------
    Net gain (loss) on
     investments.........       (23,471)          (278,081)      (4,098,810)    (1,895,292)     (513,245)
                               --------          ---------      -----------    -----------     ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $  7,132          $(113,916)     $(2,454,739)   $(1,316,367)    $(512,085)
                               ========          =========      ===========    ===========     =========

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001


                              PUTNAM VT      PUTNAM VT
                           HIGH YIELD FUND  INCOME FUND
                             SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  -----------
INVESTMENT INCOME:
  Dividends..............     $ 478,029      $320,383
                              ---------      --------
CAPITAL GAINS INCOME.....       --             --
                              ---------      --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         6,504       (70,340)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (343,597)       (4,417)
                              ---------      --------
    Net gain (loss) on
     investments.........      (337,093)      (74,757)
                              ---------      --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $ 140,936      $245,626
                              =========      ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                                            PUTNAM VT
                             PUTNAM VT    INTERNATIONAL      PUTNAM VT                        PUTNAM VT
                           INTERNATIONAL   GROWTH AND    INTERNATIONAL NEW     PUTNAM VT        MONEY
                            GROWTH FUND    INCOME FUND   OPPORTUNITIES FUND  INVESTORS FUND  MARKET FUND
                            SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  ------------------  --------------  -----------
INVESTMENT INCOME:
  Dividends..............   $    26,238     $  38,473        $--              $     4,076      $70,194
                            -----------     ---------        ---------        -----------      -------
CAPITAL GAINS INCOME.....       821,337       210,572         --                  --            --
                            -----------     ---------        ---------        -----------      -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        39,722       (85,700)         (64,894)             4,224       --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (2,559,524)     (722,076)        (513,581)        (1,336,454)      --
                            -----------     ---------        ---------        -----------      -------
    Net gain (loss) on
     investments.........    (2,519,802)     (807,776)        (578,475)        (1,332,230)      --
                            -----------     ---------        ---------        -----------      -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(1,672,227)    $(558,731)       $(578,475)       $(1,328,154)     $70,194
                            ===========     =========        =========        ===========      =======

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                             PUTNAM VT NEW
                           OPPORTUNITIES FUND
                              SUB-ACCOUNT
                           ------------------
INVESTMENT INCOME:
  Dividends..............     $  --
                              -----------
CAPITAL GAINS INCOME.....       1,507,938
                              -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           1,207
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (4,520,485)
                              -----------
    Net gain (loss) on
     investments.........      (4,519,278)
                              -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $(3,011,340)
                              ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                                               PUTNAM VT          PUTNAM VT
                             PUTNAM VT      OTC & EMERGING        UTILITIES          PUTNAM VT        PUTNAM VT
                           NEW VALUE FUND     GROWTH FUND     GROWTH-INCOME FUND    VISTA FUND       VOYAGER FUND
                            SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  -----------------  ------------------  ---------------  ----------------
INVESTMENT INCOME:
  Dividends..............     $ 38,146         $--                $  70,922         $  --            $     23,677
                              --------         ---------          ---------         -----------      ------------
CAPITAL GAINS INCOME.....      102,638          --                  119,990             296,866         4,833,607
                              --------         ---------          ---------         -----------      ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (27,649)          (50,382)           (45,949)             (5,828)           (5,677)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        3,872          (900,367)          (809,724)         (1,303,955)      (10,124,085)
                              --------         ---------          ---------         -----------      ------------
    Net gain (loss) on
     investments.........      (23,777)         (950,749)          (855,673)         (1,309,783)      (10,129,762)
                              --------         ---------          ---------         -----------      ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $117,007         $(950,749)         $(664,761)        $(1,012,917)     $ (5,272,478)
                              ========         =========          =========         ===========      ============

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                           AMERICAN FUNDS
                               GLOBAL
                            GROWTH FUND
                           SUB-ACCOUNT**
                           --------------
INVESTMENT INCOME:
  Dividends..............     $  2,786
                              --------
CAPITAL GAINS INCOME.....       34,159
                              --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       16,936
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (61,289)
                              --------
    Net gain (loss) on
     investments.........      (44,353)
                              --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $ (7,408)
                              ========

 **  Amounts represent from inception, January 16, 2001 to December 31, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                             AMERICAN FUNDS     AMERICAN FUNDS                     HARTFORD         HARTFORD
                              GLOBAL SMALL      GROWTH-INCOME   AMERICAN FUNDS  GLOBAL LEADERS  GLOBAL TECHNOLOGY
                           CAPITALIZATION FUND       FUND        GROWTH FUND       HLS FUND         HLS FUND
                              SUB-ACCOUNT**     SUB-ACCOUNT**   SUB-ACCOUNT**   SUB-ACCOUNT**     SUB-ACCOUNT**
                           -------------------  --------------  --------------  --------------  -----------------
INVESTMENT INCOME:
  Dividends..............        $ 1,490           $ 23,192       $   4,359        $ 4,258           --
                                 -------           --------       ---------        -------           -------
CAPITAL GAINS INCOME.....         11,825            130,073         249,310          2,262           --
                                 -------           --------       ---------        -------           -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........            (41)             2,030           2,148          4,123            (3,461)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         15,592            178,154        (179,714)        (5,533)           (2,230)
                                 -------           --------       ---------        -------           -------
    Net gain (loss) on
     investments.........         15,551            180,184        (177,566)        (1,410)           (5,691)
                                 -------           --------       ---------        -------           -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....        $28,866           $333,449       $  76,103        $ 5,110           $(5,691)
                                 =======           ========       =========        =======           =======

 **  Amounts represent from inception, January 16, 2001 to December 31, 2001.

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001

                            HARTFORD     HARTFORD      HARTFORD
                              BOND         STOCK     MONEY MARKET
                            HLS FUND     HLS FUND      HLS FUND
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------  ------------
OPERATIONS:
  Net investment
   income................  $   448,541  $   331,416  $  1,568,860
  Capital gains income...      --         3,034,077           502
  Net realized gain
   (loss) on security
   transactions..........       97,321     (218,565)      --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      241,342   (8,412,492)      --
                           -----------  -----------  ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      787,204   (5,265,564)    1,569,362
                           -----------  -----------  ------------
UNIT TRANSACTIONS:
  Purchases..............    1,783,714   11,577,626    92,197,494
  Net transfers..........    3,420,302    4,127,374   (67,114,244)
  Surrenders for benefit
   payments and fees.....     (134,210)  (1,036,941)   (1,173,801)
  Net loan activity......      (43,151)     (70,319)     (996,064)
  Cost of insurance......     (921,423)  (4,324,685)   (5,996,606)
                           -----------  -----------  ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    4,105,232   10,273,055    16,916,779
                           -----------  -----------  ------------
  Net increase (decrease)
   in net assets.........    4,892,436    5,007,491    18,486,141
NET ASSETS:
  Beginning of period....    8,595,036   36,629,666    32,538,198
                           -----------  -----------  ------------
  End of period..........  $13,487,472  $41,637,157  $ 51,024,339
                           ===========  ===========  ============

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 2000

                            HARTFORD     HARTFORD      HARTFORD
                              BOND         STOCK     MONEY MARKET
                            HLS FUND     HLS FUND      HLS FUND
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------  ------------
OPERATIONS:
  Net investment
   income................  $    38,669  $   247,942  $  1,786,670
  Capital gains income...      --         3,164,325          (739)
  Net realized gain
   (loss) on security
   transactions..........       30,943      (14,879)      --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      820,754   (5,724,830)      --
                           -----------  -----------  ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      890,366   (2,327,442)    1,785,931
                           -----------  -----------  ------------
UNIT TRANSACTIONS:
  Purchases..............    1,733,066    7,539,295   118,527,555
  Net transfers..........      829,225   15,099,071  (117,117,240)
  Surrenders for benefit
   payments and fees.....     (489,391)    (965,252)     (430,931)
  Net loan activity......      (33,146)     (53,854)     (256,109)
  Cost of insurance......     (443,370)  (2,406,139)   (5,134,976)
                           -----------  -----------  ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    1,596,384   19,213,121    (4,411,701)
                           -----------  -----------  ------------
  Net increase (decrease)
   in net assets.........    2,486,750   16,885,679    (2,625,770)
NET ASSETS:
  Beginning of period....    6,108,286   19,743,987    35,163,968
                           -----------  -----------  ------------
  End of period..........  $ 8,595,036  $36,629,666  $ 32,538,198
                           ===========  ===========  ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                                          HARTFORD     HARTFORD                   HARTFORD       HARTFORD
                            HARTFORD      CAPITAL      MORTGAGE     HARTFORD    INTERNATIONAL    DIVIDEND
                            ADVISERS    APPRECIATION  SECURITIES      INDEX     OPPORTUNITIES   AND GROWTH
                            HLS FUND      HLS FUND     HLS FUND     HLS FUND      HLS FUND       HLS FUND
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  ------------  -----------  -----------  -------------  ------------
OPERATIONS:
  Net investment
   income................  $   831,163  $   253,646   $   75,754   $   376,677   $    8,030    $   285,110
  Capital gains income...    1,355,052    9,312,557       --           727,021      895,896        927,971
  Net realized gain
   (loss) on security
   transactions..........          414      (25,281)        (214)      (28,035)     (47,167)       (46,393)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (3,254,089) (11,943,271)      28,970    (6,455,826)  (2,193,703)    (1,725,040)
                           -----------  -----------   ----------   -----------   ----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   (1,067,460)  (2,402,349)     104,510    (5,380,163)  (1,336,944)      (558,352)
                           -----------  -----------   ----------   -----------   ----------    -----------
UNIT TRANSACTIONS:
  Purchases..............    7,378,260    9,135,295      526,298     8,966,461    1,712,371      3,572,684
  Net transfers..........    7,008,606    9,636,152      783,818     3,648,524     (200,975)     4,021,483
  Surrenders for benefit
   payments and fees.....     (484,869)    (780,118)     (14,776)     (548,769)     (69,975)      (224,101)
  Net loan activity......      (29,606)     (78,251)      --          (118,173)     (40,934)       (85,912)
  Cost of insurance......   (3,100,603)  (3,674,366)    (115,830)   (3,295,664)    (574,582)    (1,522,148)
                           -----------  -----------   ----------   -----------   ----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   10,771,788   14,238,712    1,179,510     8,652,379      825,905      5,762,006
                           -----------  -----------   ----------   -----------   ----------    -----------
  Net increase (decrease)
   in net assets.........    9,704,328   11,836,363    1,284,020     3,272,216     (511,039)     5,203,654
NET ASSETS:
  Beginning of period....   23,497,680   26,317,052    1,179,318    39,200,322    7,772,702     13,434,539
                           -----------  -----------   ----------   -----------   ----------    -----------
  End of period..........  $33,202,008  $38,153,415   $2,463,338   $42,472,538   $7,261,663    $18,638,193
                           ===========  ===========   ==========   ===========   ==========    ===========

                                          HARTFORD     HARTFORD                   HARTFORD       HARTFORD
                            HARTFORD      CAPITAL      MORTGAGE     HARTFORD    INTERNATIONAL    DIVIDEND
                            ADVISERS    APPRECIATION  SECURITIES      INDEX     OPPORTUNITIES   AND GROWTH
                            HLS FUND      HLS FUND     HLS FUND     HLS FUND      HLS FUND       HLS FUND
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  ------------  -----------  -----------  -------------  ------------
OPERATIONS:
  Net investment
   income................  $   181,517  $   167,285   $    6,896   $   317,645   $   91,765    $   204,631
  Capital gains income...    1,620,074    2,506,114       --           338,727      475,725        840,593
  Net realized gain
   (loss) on security
   transactions..........      (29,053)    (141,399)         234        (2,309)     142,546        (26,180)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (1,951,180)  (1,080,441)      93,255    (4,323,920)  (1,397,679)       140,622
                           -----------  -----------   ----------   -----------   ----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (178,642)   1,451,559      100,385    (3,669,857)    (687,643)     1,159,666
                           -----------  -----------   ----------   -----------   ----------    -----------
UNIT TRANSACTIONS:
  Purchases..............    4,854,089    5,020,702      138,605     6,918,651      944,147      2,244,419
  Net transfers..........    7,118,821   11,138,571      369,628    11,436,518    4,894,392      4,419,379
  Surrenders for benefit
   payments and fees.....     (736,703)    (621,366)      (8,756)     (900,959)    (125,838)      (261,428)
  Net loan activity......      (40,448)     (16,228)      --           (11,576)     (20,779)       (11,206)
  Cost of insurance......   (1,710,017)  (1,581,397)     (43,778)   (1,922,258)    (283,708)      (571,488)
                           -----------  -----------   ----------   -----------   ----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    9,485,742   13,940,282      455,699    15,520,376    5,408,214      5,819,676
                           -----------  -----------   ----------   -----------   ----------    -----------
  Net increase (decrease)
   in net assets.........    9,307,100   15,391,841      556,084    11,850,519    4,720,571      6,979,342
NET ASSETS:
  Beginning of period....   14,190,580   10,925,211      623,234    27,349,803    3,052,131      6,455,197
                           -----------  -----------   ----------   -----------   ----------    -----------
  End of period..........  $23,497,680  $26,317,052   $1,179,318   $39,200,322   $7,772,702    $13,434,539
                           ===========  ===========   ==========   ===========   ==========    ===========

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999

                            HARTFORD     HARTFORD      HARTFORD
                              BOND         STOCK     MONEY MARKET
                            HLS FUND     HLS FUND      HLS FUND
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------  ------------
OPERATIONS:
  Net investment
   income................  $  333,423   $   131,640  $    800,903
  Capital gains income...      13,422       523,019           257
  Net realized gain
   (loss) on security
   transactions..........     (10,936)       (1,322)      --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (395,236)    1,470,668       --
                           ----------   -----------  ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (59,327)    2,124,005       801,160
                           ----------   -----------  ------------
UNIT TRANSACTIONS:
  Purchases..............   1,116,710     3,539,905    97,498,245
  Net transfers..........   2,969,489     9,958,243   (72,516,882)
  Surrenders for benefit
   payments and fees.....     (65,653)     (426,813)     (587,181)
  Net loan activity......      14,226       (14,597)     (595,739)
  Cost of insurance......    (171,351)     (629,327)   (2,417,385)
                           ----------   -----------  ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   3,863,421    12,427,411    21,381,058
                           ----------   -----------  ------------
  Net increase (decrease)
   in net assets.........   3,804,094    14,551,416    22,182,218
NET ASSETS:
  Beginning of period....   2,304,192     5,192,571    12,981,750
                           ----------   -----------  ------------
  End of period..........  $6,108,286   $19,743,987  $ 35,163,968
                           ==========   ===========  ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                                          HARTFORD     HARTFORD                    HARTFORD      HARTFORD
                            HARTFORD      CAPITAL      MORTGAGE      HARTFORD    INTERNATIONAL   DIVIDEND
                            ADVISERS    APPRECIATION  SECURITIES      INDEX      OPPORTUNITIES  AND GROWTH
                            HLS FUND      HLS FUND     HLS FUND      HLS FUND      HLS FUND      HLS FUND
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  ------------  -----------  ------------  -------------  -----------
OPERATIONS:
  Net investment
   income................  $   289,143  $    32,940    $ 34,905    $   240,349    $   33,938    $  100,615
  Capital gains income...      362,974      255,982      --            235,278       --            118,987
  Net realized gain
   (loss) on security
   transactions..........          201      (11,561)        (16)        (2,132)      110,868          (461)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      228,460    1,988,151     (31,744)     3,270,915       695,310       (25,993)
                           -----------  -----------    --------    -----------    ----------    ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      880,778    2,265,512       3,145      3,744,410       840,116       193,148
                           -----------  -----------    --------    -----------    ----------    ----------
UNIT TRANSACTIONS:
  Purchases..............    2,459,695    2,036,106      39,491      3,166,528       585,350     1,379,402
  Net transfers..........    8,314,204    3,727,669     557,329     11,023,584       324,908     2,970,543
  Surrenders for benefit
   payments and fees.....     (205,445)    (262,338)     (9,550)      (339,245)      (65,954)     (155,404)
  Net loan activity......      (32,863)          (3)     --            (48,709)        5,695        (5,150)
  Cost of insurance......     (483,197)    (313,821)    (10,668)      (624,639)     (108,222)     (207,847)
                           -----------  -----------    --------    -----------    ----------    ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   10,052,394    5,187,613     576,602     13,177,519       741,777     3,981,544
                           -----------  -----------    --------    -----------    ----------    ----------
  Net increase (decrease)
   in net assets.........   10,933,172    7,453,125     579,747     16,921,929     1,581,893     4,174,692
NET ASSETS:
  Beginning of period....    3,257,408    3,472,086      43,487     10,427,874     1,470,238     2,280,505
                           -----------  -----------    --------    -----------    ----------    ----------
  End of period..........  $14,190,580  $10,925,211    $623,234    $27,349,803    $3,052,131    $6,455,197
                           ===========  ===========    ========    ===========    ==========    ==========

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                           HARTFORD GROWTH     HARTFORD
                             AND INCOME     GLOBAL ADVISERS
                              HLS FUND         HLS FUND
                             SUB-ACCOUNT     SUB-ACCOUNT*
                           ---------------  ---------------
OPERATIONS:
  Net investment
   income................    $  --             $  6,863
  Capital gains income...       212,233          42,403
  Net realized gain
   (loss) on security
   transactions..........         5,875            (309)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (619,748)        (86,120)
                             ----------        --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (401,640)        (37,163)
                             ----------        --------
UNIT TRANSACTIONS:
  Purchases..............     1,297,835         322,753
  Net transfers..........     1,361,334         198,831
  Surrenders for benefit
   payments and fees.....       (92,364)         (3,562)
  Net loan activity......           543          (1,159)
  Cost of insurance......      (613,852)        (81,978)
                             ----------        --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     1,953,496         434,885
                             ----------        --------
  Net increase (decrease)
   in net assets.........     1,551,856         397,722
NET ASSETS:
  Beginning of period....     4,644,117         540,267
                             ----------        --------
  End of period..........    $6,195,973        $937,989
                             ==========        ========

  * Formerly Hartford International Advisers HLS Fund Sub-Account. Change effective on May 1, 2001.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 2000

                                              HARTFORD
                           HARTFORD GROWTH  INTERNATIONAL
                             AND INCOME       ADVISERS
                              HLS FUND        HLS FUND
                             SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  -------------
OPERATIONS:
  Net investment
   income................    $   16,806       $ 28,856
  Capital gains income...        59,288         22,479
  Net realized gain
   (loss) on security
   transactions..........        (2,220)         3,550
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (333,117)       (80,925)
                             ----------       --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (259,243)       (26,040)
                             ----------       --------
UNIT TRANSACTIONS:
  Purchases..............       784,944        100,835
  Net transfers..........     2,363,493        242,755
  Surrenders for benefit
   payments and fees.....       (65,097)       (11,917)
  Net loan activity......       (13,405)        --
  Cost of insurance......      (311,900)       (27,711)
                             ----------       --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     2,758,035        303,962
                             ----------       --------
  Net increase (decrease)
   in net assets.........     2,498,792        277,922
NET ASSETS:
  Beginning of period....     2,145,325        262,345
                             ----------       --------
  End of period..........    $4,644,117       $540,267
                             ==========       ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                             HARTFORD       HARTFORD    FIDELITY VIP   FIDELITY VIP  FIDELITY VIP II
                           SMALL COMPANY     MIDCAP     EQUITY-INCOME    OVERSEAS     ASSET MANAGER
                             HLS FUND       HLS FUND      PORTFOLIO     PORTFOLIO       PORTFOLIO
                            SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  ------------  -------------  ------------  ---------------
OPERATIONS:
  Net investment
   income................   $  --         $   --         $  127,229     $  136,229      $  116,531
  Capital gains income...      395,902      1,399,851       357,454        215,330          43,699
  Net realized gain
   (loss) on security
   transactions..........       (2,210)       (37,243)      (26,465)      (107,736)           (492)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (917,333)    (1,343,002)     (850,946)      (965,832)       (274,903)
                            ----------    -----------    ----------     ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (523,641)        19,606      (392,728)      (722,009)       (115,165)
                            ----------    -----------    ----------     ----------      ----------
UNIT TRANSACTIONS:
  Purchases..............    1,805,552      3,126,462     2,017,498        842,844         567,239
  Net transfers..........    3,425,158      6,135,844     1,591,764       (313,174)        396,207
  Surrenders for benefit
   payments and fees.....      (64,616)      (143,620)     (178,539)       (62,026)        (37,845)
  Net loan activity......       (5,902)        (5,376)      (22,602)           (42)           (180)
  Cost of insurance......     (596,671)    (1,368,776)     (806,438)      (296,179)       (275,055)
                            ----------    -----------    ----------     ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    4,563,521      7,744,534     2,601,683        171,423         650,366
                            ----------    -----------    ----------     ----------      ----------
  Net increase (decrease)
   in net assets.........    4,039,880      7,764,140     2,208,955       (550,586)        535,201
NET ASSETS:
  Beginning of period....    3,778,226      8,736,101     6,939,378      3,785,673       2,851,966
                            ----------    -----------    ----------     ----------      ----------
  End of period..........   $7,818,106    $16,500,241    $9,148,333     $3,235,087      $3,387,167
                            ==========    ===========    ==========     ==========      ==========

  * Formerly Hartford International Advisers HLS Fund Sub-Account. Change effective on May 1, 2001.

                             HARTFORD       HARTFORD    FIDELITY VIP   FIDELITY VIP  FIDELITY VIP II
                           SMALL COMPANY     MIDCAP     EQUITY-INCOME    OVERSEAS     ASSET MANAGER
                             HLS FUND       HLS FUND      PORTFOLIO     PORTFOLIO       PORTFOLIO
                            SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  ------------  -------------  ------------  ---------------
OPERATIONS:
  Net investment
   income................   $  --         $   --         $   62,505     $   37,000      $   59,726
  Capital gains income...      317,699        225,007       235,484        233,002         140,711
  Net realized gain
   (loss) on security
   transactions..........      (60,001)       (16,799)       22,552          1,740          (9,238)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (859,259)       595,613       269,566       (672,291)       (281,100)
                            ----------    -----------    ----------     ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (601,561)       803,821       590,107       (400,549)        (89,901)
                            ----------    -----------    ----------     ----------      ----------
UNIT TRANSACTIONS:
  Purchases..............      886,343      1,086,868     1,544,625        615,641         466,506
  Net transfers..........    2,513,616      5,262,220     1,833,634      1,846,375       1,156,705
  Surrenders for benefit
   payments and fees.....      (37,395)      (103,989)     (153,514)       (77,036)       (350,302)
  Net loan activity......       (8,894)        (9,182)      (22,442)           (63)        (23,454)
  Cost of insurance......     (267,669)      (472,113)     (395,538)      (187,713)       (118,591)
                            ----------    -----------    ----------     ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    3,086,001      5,763,804     2,806,765      2,197,204       1,130,864
                            ----------    -----------    ----------     ----------      ----------
  Net increase (decrease)
   in net assets.........    2,484,440      6,567,625     3,396,872      1,796,655       1,040,963
NET ASSETS:
  Beginning of period....    1,293,786      2,168,476     3,542,506      1,989,018       1,811,003
                            ----------    -----------    ----------     ----------      ----------
  End of period..........   $3,778,226    $ 8,736,101    $6,939,378     $3,785,673      $2,851,966

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED) -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                            ==========    ===========    ==========     ==========      ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                           HARTFORD GROWTH     HARTFORD
                             AND INCOME     GLOBAL ADVISERS
                              HLS FUND         HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  ---------------
OPERATIONS:
  Net investment
   income................    $    5,788        $  4,605
  Capital gains income...        13,333         --
  Net realized gain
   (loss) on security
   transactions..........          (274)              1
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       197,340          31,108
                             ----------        --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       216,187          35,714
                             ----------        --------
UNIT TRANSACTIONS:
  Purchases..............       378,405          10,899
  Net transfers..........     1,558,447         144,272
  Surrenders for benefit
   payments and fees.....       (16,145)         (4,694)
  Net loan activity......       --              --
  Cost of insurance......       (34,387)         (4,204)
                             ----------        --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     1,886,320         146,273
                             ----------        --------
  Net increase (decrease)
   in net assets.........     2,102,507         181,987
NET ASSETS:
  Beginning of period....        42,818          80,358
                             ----------        --------
  End of period..........    $2,145,325        $262,345
                             ==========        ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________

                             HARTFORD      HARTFORD    FIDELITY VIP   FIDELITY VIP  FIDELITY VIP II
                           SMALL COMPANY    MIDCAP     EQUITY-INCOME    OVERSEAS     ASSET MANAGER
                             HLS FUND      HLS FUND      PORTFOLIO     PORTFOLIO       PORTFOLIO
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  -----------  -------------  ------------  ---------------
OPERATIONS:
  Net investment
   income................   $  --         $   --        $   23,696     $   16,232      $   13,958
  Capital gains income...        1,692        82,187        52,380         26,180          17,680
  Net realized gain
   (loss) on security
   transactions..........        2,003        (2,189)       (4,629)       112,350             548
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      324,664       372,819        31,327        438,753          82,405
                            ----------    ----------    ----------     ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      328,359       452,817       102,774        593,515         114,591
                            ----------    ----------    ----------     ----------      ----------
UNIT TRANSACTIONS:
  Purchases..............       67,151       231,734       626,931        332,337         305,467
  Net transfers..........      848,771     1,448,161     1,672,590        248,522       1,086,533
  Surrenders for benefit
   payments and fees.....      (13,485)      (16,009)     (105,540)       (67,389)        (46,507)
  Net loan activity......           (4)           (4)      --             --             --
  Cost of insurance......      (21,813)      (37,372)     (126,745)       (73,427)        (37,787)
                            ----------    ----------    ----------     ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      880,620     1,626,510     2,067,236        440,043       1,307,706
                            ----------    ----------    ----------     ----------      ----------
  Net increase (decrease)
   in net assets.........    1,208,979     2,079,327     2,170,010      1,033,558       1,422,297
NET ASSETS:
  Beginning of period....       84,807        89,149     1,372,496        955,460         388,706
                            ----------    ----------    ----------     ----------      ----------
  End of period..........   $1,293,786    $2,168,476    $3,542,506     $1,989,018      $1,811,003
                            ==========    ==========    ==========     ==========      ==========

_____________________________________ SA-33 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                            PUTNAM VT     PUTNAM VT
                           ASIA PACIFIC  DIVERSIFIED
                           GROWTH FUND   INCOME FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -----------
OPERATIONS:
  Net investment
   income................   $  --         $ 54,732
  Capital gains income...     154,673       --
  Net realized gain
   (loss) on security
   transactions..........     166,986        4,864
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (307,288)     (27,920)
                            ---------     --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      14,371       31,676
                            ---------     --------
UNIT TRANSACTIONS:
  Purchases..............     161,602       88,893
  Net transfers..........    (128,987)      68,400
  Surrenders for benefit
   payments and fees.....      (6,923)     (85,147)
  Net loan activity......        (147)      --
  Cost of insurance......     (55,580)     (82,246)
                            ---------     --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (30,035)     (10,100)
                            ---------     --------
  Net increase (decrease)
   in net assets.........     (15,664)      21,576
NET ASSETS:
  Beginning of period....     579,746      829,717
                            ---------     --------
  End of period..........   $ 564,082     $851,293
                            =========     ========

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 2000

                            PUTNAM VT     PUTNAM VT
                           ASIA PACIFIC  DIVERSIFIED
                           GROWTH FUND   INCOME FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -----------
OPERATIONS:
  Net investment
   income................   $  27,228     $ 42,580
  Capital gains income...      --           --
  Net realized gain
   (loss) on security
   transactions..........      13,653        1,199
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (414,125)     (40,018)
                            ---------     --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (373,244)       3,761
                            ---------     --------
UNIT TRANSACTIONS:
  Purchases..............     174,047       86,511
  Net transfers..........      67,162      301,503
  Surrenders for benefit
   payments and fees.....     (14,117)     (92,616)
  Net loan activity......      --           --
  Cost of insurance......     (41,984)     (48,116)
                            ---------     --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (185,108)     247,282
                            ---------     --------
  Net increase (decrease)
   in net assets.........    (188,136)     251,043
NET ASSETS:
  Beginning of period....     767,882      578,674
                            ---------     --------
  End of period..........   $ 579,746     $829,717
                            =========     ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________

                                                 PUTNAM VT       PUTNAM VT      PUTNAM VT      PUTNAM VT
                           THE GEORGE PUTNAM   GLOBAL ASSET       GLOBAL       GROWTH AND       HEALTH
                            FUND OF BOSTON    ALLOCATION FUND   GROWTH FUND    INCOME FUND   SCIENCES FUND
                              SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -----------------  ---------------  -------------  -------------  -------------
OPERATIONS:
  Net investment
   income................     $   30,603        $   15,756      $   --         $   340,932    $    1,160
  Capital gains income...       --                 148,409        1,644,071        237,993       --
  Net realized gain
   (loss) on security
   transactions..........         (4,898)            5,429         (191,944)         5,319       (30,626)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (18,573)         (283,510)      (3,906,866)    (1,900,611)     (482,619)
                              ----------        ----------      -----------    -----------    ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          7,132          (113,916)      (2,454,739)    (1,316,367)     (512,085)
                              ----------        ----------      -----------    -----------    ----------
UNIT TRANSACTIONS:
  Purchases..............        376,940           287,527        2,339,526      5,025,840       895,050
  Net transfers..........       (274,491)          172,519         (656,567)     1,624,598       578,591
  Surrenders for benefit
   payments and fees.....        (21,193)          (12,789)        (196,914)      (668,526)      (55,671)
  Net loan activity......        (21,776)             (805)            (588)       (86,476)       (8,313)
  Cost of insurance......       (161,108)         (134,814)        (555,138)    (1,968,657)     (372,542)
                              ----------        ----------      -----------    -----------    ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (101,628)          311,638          930,319      3,926,779     1,037,115
                              ----------        ----------      -----------    -----------    ----------
  Net increase (decrease)
   in net assets.........        (94,496)          197,722       (1,524,420)     2,610,412       525,030
NET ASSETS:
  Beginning of period....      1,428,019         1,413,029        7,026,421     19,542,550     2,409,567
                              ----------        ----------      -----------    -----------    ----------
  End of period..........     $1,333,523        $1,610,751      $ 5,502,001    $22,152,962    $2,934,597
                              ==========        ==========      ===========    ===========    ==========

                                                 PUTNAM VT       PUTNAM VT      PUTNAM VT      PUTNAM VT
                           THE GEORGE PUTNAM   GLOBAL ASSET       GLOBAL       GROWTH AND       HEALTH
                            FUND OF BOSTON    ALLOCATION FUND   GROWTH FUND    INCOME FUND   SCIENCES FUND
                              SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -----------------  ---------------  -------------  -------------  -------------
OPERATIONS:
  Net investment
   income................     $ --              $   12,034      $    52,321    $   219,766    $  --
  Capital gains income...       --                  62,848        1,303,909      1,034,713       --
  Net realized gain
   (loss) on security
   transactions..........            (16)              109         (208,700)       (15,277)       (4,776)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         69,323          (134,994)      (4,012,763)       226,948       385,223
                              ----------        ----------      -----------    -----------    ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         69,307           (60,003)      (2,865,233)     1,466,150       380,447
                              ----------        ----------      -----------    -----------    ----------
UNIT TRANSACTIONS:
  Purchases..............        133,352           244,423        2,345,574      3,839,796       430,653
  Net transfers..........      1,025,897           690,810          654,003      6,132,606     1,230,784
  Surrenders for benefit
   payments and fees.....        (14,608)          (20,766)        (513,490)      (453,575)      (74,525)
  Net loan activity......       --                 --               (19,258)       (27,536)          (37)
  Cost of insurance......        (44,221)          (68,495)        (414,060)    (1,088,790)     (166,648)
                              ----------        ----------      -----------    -----------    ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      1,100,420           845,972        2,052,769      8,402,501     1,420,227
                              ----------        ----------      -----------    -----------    ----------
  Net increase (decrease)
   in net assets.........      1,169,727           785,969         (812,464)     9,868,651     1,800,674
NET ASSETS:
  Beginning of period....        258,292           627,060        7,838,885      9,673,899       608,893
                              ----------        ----------      -----------    -----------    ----------
  End of period..........     $1,428,019        $1,413,029      $ 7,026,421    $19,542,550    $2,409,567
                              ==========        ==========      ===========    ===========    ==========

_____________________________________ SA-35 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                            PUTNAM VT     PUTNAM VT
                           ASIA PACIFIC  DIVERSIFIED
                           GROWTH FUND   INCOME FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -----------
OPERATIONS:
  Net investment
   income................    $ --         $ 23,061
  Capital gains income...      --           --
  Net realized gain
   (loss) on security
   transactions..........         677         (296)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     226,183      (11,756)
                             --------     --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     226,860       11,009
                             --------     --------
UNIT TRANSACTIONS:
  Purchases..............      11,544       51,671
  Net transfers..........     534,285      325,503
  Surrenders for benefit
   payments and fees.....      (8,845)     (13,076)
  Net loan activity......      --           --
  Cost of insurance......      (4,531)     (20,872)
                             --------     --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     532,453      343,226
                             --------     --------
  Net increase (decrease)
   in net assets.........     759,313      354,235
NET ASSETS:
  Beginning of period....       8,569      224,439
                             --------     --------
  End of period..........    $767,882     $578,674
                             ========     ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-36 ____________________________________

                                                 PUTNAM VT      PUTNAM VT    PUTNAM VT     PUTNAM VT
                           THE GEORGE PUTNAM   GLOBAL ASSET      GLOBAL     GROWTH AND      HEALTH
                            FUND OF BOSTON    ALLOCATION FUND  GROWTH FUND  INCOME FUND  SCIENCES FUND
                              SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           -----------------  ---------------  -----------  -----------  -------------
OPERATIONS:
  Net investment
   income................      $  5,950          $  6,496      $   10,324   $   82,679     $    519
  Capital gains income...           319            18,235         214,984      412,587       --
  Net realized gain
   (loss) on security
   transactions..........            27               273          (8,555)     (19,393)         849
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (9,563)           29,249       2,479,211     (561,127)      23,736
                               --------          --------      ----------   ----------     --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (3,267)           54,253       2,695,964      (85,254)      25,104
                               --------          --------      ----------   ----------     --------
UNIT TRANSACTIONS:
  Purchases..............        61,898           127,321         927,414    1,931,571       45,376
  Net transfers..........       121,681           154,876       2,582,332    5,598,828      530,101
  Surrenders for benefit
   payments and fees.....        (7,613)          (20,284)       (113,107)    (186,185)     (16,861)
  Net loan activity......       --                --              (42,601)       4,745           (3)
  Cost of insurance......       (13,604)          (21,379)       (139,949)    (391,660)     (19,700)
                               --------          --------      ----------   ----------     --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       162,362           240,534       3,214,089    6,957,299      538,913
                               --------          --------      ----------   ----------     --------
  Net increase (decrease)
   in net assets.........       159,095           294,787       5,910,053    6,872,045      564,017
NET ASSETS:
  Beginning of period....        99,197           332,273       1,928,832    2,801,854       44,876
                               --------          --------      ----------   ----------     --------
  End of period..........      $258,292          $627,060      $7,838,885   $9,673,899     $608,893
                               ========          ========      ==========   ==========     ========

_____________________________________ SA-37 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001


                              PUTNAM VT      PUTNAM VT
                           HIGH YIELD FUND  INCOME FUND
                             SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  -----------
OPERATIONS:
  Dividends..............    $  478,029     $  320,383
  Capital gains income...       --              --
  Net realized gain
   (loss) on security
   transactions..........         6,504        (70,340)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (343,597)        (4,417)
                             ----------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       140,936        245,626
                             ----------     ----------
UNIT TRANSACTIONS:
  Purchases..............       941,421        564,800
  Net transfers..........        89,615        640,953
  Surrenders for benefit
   payments and fees.....       (36,340)       (40,262)
  Net loan activity......        (3,395)        (1,364)
  Cost of insurance......      (368,457)      (301,162)
                             ----------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       622,844        862,965
                             ----------     ----------
  Net increase (decrease)
   in net assets.........       763,780      1,108,591
NET ASSETS:
  Beginning of period....     3,279,383      2,914,924
                             ----------     ----------
  End of period..........    $4,043,163     $4,023,515
                             ==========     ==========

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 2000


                              PUTNAM VT      PUTNAM VT
                           HIGH YIELD FUND  INCOME FUND
                             SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  -----------
OPERATIONS:
  Net investment
   income................    $  466,428     $  183,713
  Capital gains income...       --              --
  Net realized gain
   (loss) on security
   transactions..........       (78,076)        (8,601)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (744,670)        41,960
                             ----------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (356,318)       217,072
                             ----------     ----------
UNIT TRANSACTIONS:
  Purchases..............       880,843        557,296
  Net transfers..........      (614,647)        27,048
  Surrenders for benefit
   payments and fees.....      (117,296)      (123,802)
  Net loan activity......        (4,059)        (8,151)
  Cost of insurance......      (239,081)      (129,125)
                             ----------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (94,240)       323,266
                             ----------     ----------
  Net increase (decrease)
   in net assets.........      (450,558)       540,338
NET ASSETS:
  Beginning of period....     3,729,941      2,374,586
                             ----------     ----------
  End of period..........    $3,279,383     $2,914,924
                             ==========     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-38 ____________________________________

                                            PUTNAM VT
                             PUTNAM VT    INTERNATIONAL      PUTNAM VT                        PUTNAM VT
                           INTERNATIONAL   GROWTH AND    INTERNATIONAL NEW     PUTNAM VT        MONEY
                            GROWTH FUND    INCOME FUND   OPPORTUNITIES FUND  INVESTORS FUND  MARKET FUND
                            SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  ------------------  --------------  -----------
OPERATIONS:
  Dividends..............    $   26,238     $   38,473       $ --              $    4,076    $   70,194
  Capital gains income...       821,337        210,572         --                 --             --
  Net realized gain
   (loss) on security
   transactions..........        39,722        (85,700)         (64,894)            4,224        --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (2,559,524)      (722,076)        (513,581)       (1,336,454)       --
                             ----------     ----------       ----------        ----------    ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (1,672,227)      (558,731)        (578,475)       (1,328,154)       70,194
                             ----------     ----------       ----------        ----------    ----------
UNIT TRANSACTIONS:
  Purchases..............     2,674,827        988,006          719,752         2,033,255       144,181
  Net transfers..........     2,221,571        (36,506)      (1,193,487)         (261,991)     (470,771)
  Surrenders for benefit
   payments and fees.....       (80,963)       (14,161)          (7,180)          (78,103)      (10,443)
  Net loan activity......       (43,054)           (23)            (184)          --               (200)
  Cost of insurance......      (923,015)      (309,144)        (283,237)         (569,777)     (174,647)
                             ----------     ----------       ----------        ----------    ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     3,849,366        628,172         (764,336)        1,123,384      (511,880)
                             ----------     ----------       ----------        ----------    ----------
  Net increase (decrease)
   in net assets.........     2,177,139         69,441       (1,342,811)         (204,770)     (441,686)
NET ASSETS:
  Beginning of period....     6,404,126      3,129,556        2,916,581         4,832,266     1,789,873
                             ----------     ----------       ----------        ----------    ----------
  End of period..........    $8,581,265     $3,198,997       $1,573,770        $4,627,496    $1,348,187
                             ==========     ==========       ==========        ==========    ==========

                                            PUTNAM VT
                             PUTNAM VT    INTERNATIONAL      PUTNAM VT                        PUTNAM VT
                           INTERNATIONAL   GROWTH AND    INTERNATIONAL NEW     PUTNAM VT        MONEY
                            GROWTH FUND    INCOME FUND   OPPORTUNITIES FUND  INVESTORS FUND  MARKET FUND
                            SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  ------------------  --------------  -----------
OPERATIONS:
  Net investment
   income................    $   40,512     $   32,920       $      471        $  --         $  127,826
  Capital gains income...       175,715         72,162           44,254           --             --
  Net realized gain
   (loss) on security
   transactions..........        14,975         83,652          151,261            (9,894)       --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (509,350)       (36,072)        (739,401)         (860,748)       --
                             ----------     ----------       ----------        ----------    ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (278,148)       152,662         (543,415)         (870,642)      127,826
                             ----------     ----------       ----------        ----------    ----------
UNIT TRANSACTIONS:
  Purchases..............       839,431        391,631          290,290         1,185,442       253,801
  Net transfers..........     5,286,877      2,276,251        2,803,314         3,032,061       216,261
  Surrenders for benefit
   payments and fees.....       (28,169)       (25,401)         (31,535)         (101,770)      (51,675)
  Net loan activity......        (7,692)       --                   (56)          --            (24,445)
  Cost of insurance......      (383,097)      (121,523)        (168,167)         (343,816)     (110,264)
                             ----------     ----------       ----------        ----------    ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     5,707,350      2,520,958        2,893,846         3,771,917       283,678
                             ----------     ----------       ----------        ----------    ----------
  Net increase (decrease)
   in net assets.........     5,429,202      2,673,620        2,350,431         2,901,275       411,504
NET ASSETS:
  Beginning of period....       974,924        455,936          566,150         1,930,991     1,378,369
                             ----------     ----------       ----------        ----------    ----------
  End of period..........    $6,404,126     $3,129,556       $2,916,581        $4,832,266    $1,789,873
                             ==========     ==========       ==========        ==========    ==========

_____________________________________ SA-39 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999


                              PUTNAM VT      PUTNAM VT
                           HIGH YIELD FUND  INCOME FUND
                             SUB-ACCOUNT    SUB-ACCOUNT*
                           ---------------  ------------
OPERATIONS:
  Net investment
   income................    $  188,019      $   57,563
  Capital gains income...       --               17,173
  Net realized gain
   (loss) on security
   transactions..........        (4,621)         (1,612)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (56,566)       (103,792)
                             ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       126,832         (30,668)
                             ----------      ----------
UNIT TRANSACTIONS:
  Purchases..............       757,124         368,161
  Net transfers..........     2,282,146       1,315,129
  Surrenders for benefit
   payments and fees.....       (63,031)        (40,709)
  Net loan activity......       (31,040)        --
  Cost of insurance......       (93,855)        (50,346)
                             ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     2,851,344       1,592,235
                             ----------      ----------
  Net increase (decrease)
   in net assets.........     2,978,176       1,561,567
NET ASSETS:
  Beginning of period....       751,765         813,019
                             ----------      ----------
  End of period..........    $3,729,941      $2,374,586
                             ==========      ==========

  * Formerly Putham U.S. Government and High Quality Bond Sub-Account. Change effective on April 9, 1999.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-40 ____________________________________

                                            PUTNAM VT
                             PUTNAM VT    INTERNATIONAL      PUTNAM VT                        PUTNAM VT
                           INTERNATIONAL   GROWTH AND    INTERNATIONAL NEW     PUTNAM VT        MONEY
                            GROWTH FUND    INCOME FUND   OPPORTUNITIES FUND  INVESTORS FUND  MARKET FUND
                            SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  ------------------  --------------  -----------
OPERATIONS:
  Net investment
   income................     $--            $--              $     13         $  --         $   36,485
  Capital gains income...      --             --              --                  --             --
  Net realized gain
   (loss) on security
   transactions..........       55,875         14,000          167,282                285        --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      268,792         38,658          191,201            305,881        --
                              --------       --------         --------         ----------    ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      324,667         52,658          358,496            306,166        36,485
                              --------       --------         --------         ----------    ----------
UNIT TRANSACTIONS:
  Purchases..............       97,192         52,504           14,025            172,801       185,196
  Net transfers..........      588,502        357,272          209,334          1,432,571     1,058,352
  Surrenders for benefit
   payments and fees.....      (13,235)       (12,129)          (7,540)           (30,687)      (18,664)
  Net loan activity......           (4)       --              --                  --             --
  Cost of insurance......      (42,836)       (16,228)         (11,827)           (44,912)      (24,680)
                              --------       --------         --------         ----------    ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      629,619        381,419          203,992          1,529,773     1,200,204
                              --------       --------         --------         ----------    ----------
  Net increase (decrease)
   in net assets.........      954,286        434,077          562,488          1,835,939     1,236,689
NET ASSETS:
  Beginning of period....       20,638         21,859            3,662             95,052       141,680
                              --------       --------         --------         ----------    ----------
  End of period..........     $974,924       $455,936         $566,150         $1,930,991    $1,378,369
                              ========       ========         ========         ==========    ==========

  * Formerly Putham U.S. Government and High Quality Bond Sub-Account. Change effective on April 9, 1999.

_____________________________________ SA-41 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                             PUTNAM VT NEW
                           OPPORTUNITIES FUND
                              SUB-ACCOUNT
                           ------------------
OPERATIONS:
  Net investment
   income................     $  --
  Capital gains income...       1,507,938
  Net realized gain
   (loss) on security
   transactions..........           1,207
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (4,520,485)
                              -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (3,011,340)
                              -----------
UNIT TRANSACTIONS:
  Purchases..............       3,740,593
  Net transfers..........         697,495
  Surrenders for benefit
   payments and fees.....        (244,939)
  Net loan activity......           8,003
  Cost of insurance......      (1,127,144)
                              -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       3,074,008
                              -----------
  Net increase (decrease)
   in net assets.........          62,668
NET ASSETS:
  Beginning of period....       8,939,997
                              -----------
  End of period..........     $ 9,002,665
                              ===========

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 2000

                             PUTNAM VT NEW
                           OPPORTUNITIES FUND
                              SUB-ACCOUNT
                           ------------------
OPERATIONS:
  Net investment
   income................     $  --
  Capital gains income...         585,307
  Net realized gain
   (loss) on security
   transactions..........        (121,004)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (3,497,271)
                              -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (3,032,968)
                              -----------
UNIT TRANSACTIONS:
  Purchases..............       2,344,743
  Net transfers..........       5,163,633
  Surrenders for benefit
   payments and fees.....        (523,740)
  Net loan activity......         (41,610)
  Cost of insurance......        (746,749)
                              -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       6,196,277
                              -----------
  Net increase (decrease)
   in net assets.........       3,163,309
NET ASSETS:
  Beginning of period....       5,776,688
                              -----------
  End of period..........     $ 8,939,997
                              ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-42 ____________________________________

                                               PUTNAM VT          PUTNAM VT
                             PUTNAM VT      OTC & EMERGING        UTILITIES        PUTNAM VT    PUTNAM VT
                           NEW VALUE FUND     GROWTH FUND     GROWTH-INCOME FUND  VISTA FUND   VOYAGER FUND
                            SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT  SUB-ACCOUNT
                           --------------  -----------------  ------------------  -----------  ------------
OPERATIONS:
  Net investment
   income................    $   38,146       $ --                $   70,922      $   --       $    23,677
  Capital gains income...       102,638         --                   119,990         296,866     4,833,607
  Net realized gain
   (loss) on security
   transactions..........       (27,649)         (50,382)            (45,949)         (5,828)       (5,677)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         3,872         (900,367)           (809,724)     (1,303,955)  (10,124,085)
                             ----------       ----------          ----------      ----------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       117,007         (950,749)           (664,761)     (1,012,917)   (5,272,478)
                             ----------       ----------          ----------      ----------   -----------
UNIT TRANSACTIONS:
  Purchases..............     1,626,512        1,069,901             591,903       1,010,708     6,896,404
  Net transfers..........     1,574,798          553,347             (85,231)      2,157,288     2,812,557
  Surrenders for benefit
   payments and fees.....       (19,534)         (35,086)            (30,572)        (34,888)     (543,150)
  Net loan activity......           (67)          (4,608)            (50,632)           (127)       (6,149)
  Cost of insurance......      (491,785)        (251,395)           (259,874)       (390,038)   (2,317,235)
                             ----------       ----------          ----------      ----------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     2,689,924        1,332,159             165,594       2,742,943     6,842,427
                             ----------       ----------          ----------      ----------   -----------
  Net increase (decrease)
   in net assets.........     2,806,931          381,410            (499,167)      1,730,026     1,569,949
NET ASSETS:
  Beginning of period....     3,077,260        1,720,272           3,096,901       2,468,535    21,050,206
                             ----------       ----------          ----------      ----------   -----------
  End of period..........    $5,884,191       $2,101,682          $2,597,734      $4,198,561   $22,620,155
                             ==========       ==========          ==========      ==========   ===========

                                               PUTNAM VT          PUTNAM VT
                             PUTNAM VT      OTC & EMERGING        UTILITIES        PUTNAM VT    PUTNAM VT
                           NEW VALUE FUND     GROWTH FUND     GROWTH-INCOME FUND  VISTA FUND   VOYAGER FUND
                            SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT  SUB-ACCOUNT
                           --------------  -----------------  ------------------  -----------  ------------
OPERATIONS:
  Net investment
   income................    $   13,729       $ --                $   44,777      $   --       $     4,464
  Capital gains income...        48,619           12,177              79,045          15,030     1,894,262
  Net realized gain
   (loss) on security
   transactions..........       (26,711)         (52,390)            (15,833)        (76,797)          914
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       313,529       (1,320,060)            179,284        (295,859)   (5,619,888)
                             ----------       ----------          ----------      ----------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       349,166       (1,360,273)            287,273        (357,626)   (3,720,248)
                             ----------       ----------          ----------      ----------   -----------
UNIT TRANSACTIONS:
  Purchases..............       406,282          484,841             617,331         309,501     3,922,116
  Net transfers..........     1,766,569        2,311,070           1,175,517       2,006,844    11,059,905
  Surrenders for benefit
   payments and fees.....       (27,873)         (92,741)            (67,862)        (97,771)     (760,729)
  Net loan activity......           (12)          (6,874)            (41,534)        (10,119)      (88,351)
  Cost of insurance......      (142,401)        (174,194)           (110,206)       (143,457)   (1,321,113)
                             ----------       ----------          ----------      ----------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     2,002,565        2,522,102           1,573,246       2,064,998    12,811,828
                             ----------       ----------          ----------      ----------   -----------
  Net increase (decrease)
   in net assets.........     2,351,731        1,161,829           1,860,519       1,707,372     9,091,580
NET ASSETS:
  Beginning of period....       725,529          558,443           1,236,382         761,163    11,958,626
                             ----------       ----------          ----------      ----------   -----------
  End of period..........    $3,077,260       $1,720,272          $3,096,901      $2,468,535   $21,050,206
                             ==========       ==========          ==========      ==========   ===========

_____________________________________ SA-43 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                             PUTNAM VT NEW
                           OPPORTUNITIES FUND
                              SUB-ACCOUNT
                           ------------------
OPERATIONS:
  Net investment
   income................      $ --
  Capital gains income...          21,300
  Net realized gain
   (loss) on security
   transactions..........         (74,118)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       1,903,919
                               ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       1,851,101
                               ----------
UNIT TRANSACTIONS:
  Purchases..............       1,084,027
  Net transfers..........       1,897,800
  Surrenders for benefit
   payments and fees.....        (129,321)
  Net loan activity......          (5,580)
  Cost of insurance......        (145,610)
                               ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       2,701,316
                               ----------
  Net increase (decrease)
   in net assets.........       4,552,417
NET ASSETS:
  Beginning of period....       1,224,271
                               ----------
  End of period..........      $5,776,688
                               ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-44 ____________________________________

                                               PUTNAM VT          PUTNAM VT
                             PUTNAM VT      OTC & EMERGING        UTILITIES        PUTNAM VT    PUTNAM VT
                           NEW VALUE FUND     GROWTH FUND     GROWTH-INCOME FUND  VISTA FUND   VOYAGER FUND
                            SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT  SUB-ACCOUNT
                           --------------  -----------------  ------------------  -----------  ------------
OPERATIONS:
  Net investment
   income................     $      2         $--                $   17,021       $ --        $     3,744
  Capital gains income...          410            1,285               17,875         53,041        300,222
  Net realized gain
   (loss) on security
   transactions..........          (42)             194               (5,144)           340          3,384
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (17,299)         201,676              (28,195)       141,175      3,398,379
                              --------         --------           ----------       --------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (16,929)         203,155                1,557        194,556      3,705,729
                              --------         --------           ----------       --------    -----------
UNIT TRANSACTIONS:
  Purchases..............       55,882           35,239              211,762         45,420      1,775,053
  Net transfers..........      705,264          314,874              658,887        532,694      4,254,791
  Surrenders for benefit
   payments and fees.....      (10,254)          (8,673)             (34,570)       (11,139)      (237,711)
  Net loan activity......           (3)              (9)            --                   (4)        (8,610)
  Cost of insurance......      (17,973)         (13,596)             (43,706)        (7,815)      (244,692)
                              --------         --------           ----------       --------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      732,916          327,835              792,373        559,156      5,538,831
                              --------         --------           ----------       --------    -----------
  Net increase (decrease)
   in net assets.........      715,987          530,990              793,930        753,712      9,244,560
NET ASSETS:
  Beginning of period....        9,542           27,453              442,452          7,451      2,714,066
                              --------         --------           ----------       --------    -----------
  End of period..........     $725,529         $558,443           $1,236,382       $761,163    $11,958,626
                              ========         ========           ==========       ========    ===========

_____________________________________ SA-45 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                           AMERICAN FUNDS
                               GLOBAL
                            GROWTH FUND
                           SUB-ACCOUNT**
                           --------------
OPERATIONS:
  Net investment
   income................     $  2,786
  Capital gains income...       34,159
  Net realized gain
   (loss) on security
   transactions..........       16,936
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (61,289)
                              --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (7,408)
                              --------
UNIT TRANSACTIONS:
  Purchases..............       62,480
  Net transfers..........      782,861
  Surrenders for benefit
   payments and fees.....         (191)
  Net loan activity......           (9)
  Cost of insurance......      (48,860)
                              --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      796,281
                              --------
  Net increase (decrease)
   in net assets.........      788,873
NET ASSETS:
  Beginning of period....      --
                              --------
  End of period..........     $788,873
                              ========

 **  Amounts represent from inception, January 16, 2001 to December 31, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-46 ____________________________________

                             AMERICAN FUNDS     AMERICAN FUNDS                     HARTFORD         HARTFORD
                              GLOBAL SMALL      GROWTH-INCOME   AMERICAN FUNDS  GLOBAL LEADERS  GLOBAL TECHNOLOGY
                           CAPITALIZATION FUND       FUND        GROWTH FUND       HLS FUND         HLS FUND
                              SUB-ACCOUNT**     SUB-ACCOUNT**   SUB-ACCOUNT**   SUB-ACCOUNT**     SUB-ACCOUNT**
                           -------------------  --------------  --------------  --------------  -----------------
OPERATIONS:
  Net investment
   income................       $  1,490          $   23,192      $    4,359       $  4,258         $--
  Capital gains income...         11,825             130,073         249,310          2,262          --
  Net realized gain
   (loss) on security
   transactions..........            (41)              2,030           2,148          4,123           (3,461)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         15,592             178,154        (179,714)        (5,533)          (2,230)
                                --------          ----------      ----------       --------         --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         28,866             333,449          76,103          5,110           (5,691)
                                --------          ----------      ----------       --------         --------
UNIT TRANSACTIONS:
  Purchases..............        121,633             676,479         361,481         41,108            7,414
  Net transfers..........        513,222           5,903,280       3,714,828        725,355          105,489
  Surrenders for benefit
   payments and fees.....           (559)             (6,149)         (9,015)          (727)            (332)
  Net loan activity......       --                   --                   (8)       --               --
  Cost of insurance......        (21,235)           (260,622)       (178,363)       (27,959)          (7,414)
                                --------          ----------      ----------       --------         --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        613,061           6,312,988       3,888,923        737,777          105,157
                                --------          ----------      ----------       --------         --------
  Net increase (decrease)
   in net assets.........        641,927           6,646,437       3,965,026        742,887           99,466
NET ASSETS:
  Beginning of period....       --                   --              --             --               --
                                --------          ----------      ----------       --------         --------
  End of period..........       $641,927          $6,646,437      $3,965,026       $742,887         $ 99,466
                                ========          ==========      ==========       ========         ========

 **  Amounts represent from inception, January 16, 2001 to December 31, 2001.

_____________________________________ SA-47 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001

 1.  ORGANIZATION:

    Separate Account VL II (the Account) is a separate investment account within Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life policyholders of the Company in various mutual funds (the Funds) as directed by the policyholders.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2001.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    DEDUCTIONS AND CHARGES FROM THE ACCOUNT VALUE--On the policy date and on each subsequent monthly activity date, the Company will deduct from the Account an amount to cover mortality and expense risk charges, cost of insurance, administrative charges and any other benefits provided by the rider. These charges, which may vary from month to month in accordance with the terms of the contracts, are deducted through termination of units of interest from applicable policyholders' accounts.

_____________________________________ SA-48 ____________________________________

 4.  FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios and total return showing the minimum and maximum contract charges for which a series of each subaccount had units issued or outstanding during the reporting period.

                                                                             INVESTMENT
                                           UNIT        CONTRACT     EXPENSE    INCOME      TOTAL
                              UNITS     FAIR VALUE  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                           -----------  ----------  --------------  -------  ----------  ---------
HLA Separate Account VL
 II
  Hartford Bond HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............    7,614,409    1.771309    13,487,472      --        4.47%        8.68%
        Highest contract
         charges.........      --           --           --           --       --           --
        Remaining
         contract
         charges.........      --           --           --           --       --           --
  Hartford Stock HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............   13,578,289    3.066451    41,637,157      --        0.84%      (12.23)%
        Highest contract
         charges.........      --           --           --           --       --           --
        Remaining
         contract
         charges.........      --           --           --           --       --           --
  Hartford Money Market
   HLS Fund, Inc.
    2001 Lowest contract
     charges.............   33,846,856    1.507506    51,024,339      --        3.58%        3.87%
        Highest contract
         charges.........      --           --           --           --       --           --
        Remaining
         contract
         charges.........      --           --           --           --       --           --
  Hartford Advisers HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............   13,069,701    2.540380    33,202,008      --        2.96%       (4.64)%
        Highest contract
         charges.........      --           --           --           --       --           --
        Remaining
         contract
         charges.........      --           --           --           --       --           --
  Hartford Capital
   Appreciation HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............   10,679,543    3.572570    38,153,415      --        0.75%       (6.94)%
        Highest contract
         charges.........      --           --           --           --       --           --
        Remaining
         contract
         charges.........      --           --           --           --       --           --
  Hartford Mortgage
   Securities HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............    1,421,331    1.733120     2,463,338      --        4.58%        7.50%
        Highest contract
         charges.........      --           --           --           --       --           --
        Remaining
         contract
         charges.........      --           --           --           --       --           --
  Hartford Index HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............   14,932,815    2.844242    42,472,538      --        0.91%      (12.31)%
        Highest contract
         charges.........      --           --           --           --       --           --
        Remaining
         contract
         charges.........      --           --           --           --       --           --
  Hartford International
   Opportunities HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............    4,535,880    1.600938     7,261,663      --        0.12%      (18.73)%
        Highest contract
         charges.........      --           --           --           --       --           --
        Remaining
         contract
         charges.........      --           --           --           --       --           --
  Hartford Dividend and
   Growth HLS Fund, Inc.
    2001 Lowest contract
     charges.............    7,143,695    2.609041    18,638,193      --        1.90%       (4.04)%
        Highest contract
         charges.........      --           --           --           --       --           --
        Remaining
         contract
         charges.........      --           --           --           --       --           --
  Hartford Growth and
   Income HLS Fund
    2001 Lowest contract
     charges.............    5,091,257    1.216983     6,195,973      --       --           (8.02)%
        Highest contract
         charges.........      --           --           --           --       --           --
        Remaining
         contract
         charges.........      --           --           --           --       --           --
  Hartford Global
   Advisers HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............      863,598    1.086141       937,989      --        0.96%       (6.25)%
        Highest contract
         charges.........      --           --           --           --       --           --
        Remaining
         contract
         charges.........      --           --           --           --       --           --
  Hartford Small Company
   HLS Fund, Inc.
    2001 Lowest contract
     charges.............    5,925,492    1.319402     7,818,106      --       --          (14.92)%
        Highest contract
         charges.........      --           --           --           --       --           --
        Remaining
         contract
         charges.........      --           --           --           --       --           --

_____________________________________ SA-49 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2001

                                                                             INVESTMENT
                                           UNIT        CONTRACT     EXPENSE    INCOME      TOTAL
                              UNITS     FAIR VALUE  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                           -----------  ----------  --------------  -------  ----------  ---------
  Hartford MidCap HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............    8,146,939    2.025330    16,500,241      --       --           (3.62)%
        Highest contract
         charges.........      --           --           --           --       --           --
        Remaining
         contract
         charges.........      --           --           --           --       --           --
  Fidelity VIP
   Equity-Income
   Portfolio
    2001 Lowest contract
     charges.............    4,261,643    2.146668     9,148,333      --        1.59%       (4.96)%
        Highest contract
         charges.........      --           --           --           --       --           --
        Remaining
         contract
         charges.........      --           --           --           --       --           --
  Fidelity VIP Overseas
   Portfolio
    2001 Lowest contract
     charges.............    2,326,070    1.390795     3,235,087      --        4.29%      (21.17)%
        Highest contract
         charges.........      --           --           --           --       --           --
        Remaining
         contract
         charges.........      --           --           --           --       --           --
  Fidelity VIP II Asset
   Manager Portfolio
    2001 Lowest contract
     charges.............    1,889,379    1.792741     3,387,167      --        3.73%       (4.09)%
        Highest contract
         charges.........      --           --           --           --       --           --
        Remaining
         contract
         charges.........      --           --           --           --       --           --
  Putnam VT Asia Pacific
   Growth Fund
    2001 Lowest contract
     charges.............       59,820    9.429624       564,082      --       --          (23.76)%
        Highest contract
         charges.........      --           --           --           --       --           --
        Remaining
         contract
         charges.........      --           --           --           --       --           --
  Putnam VT Diversified
   Income Fund
    2001 Lowest contract
     charges.............       63,007   13.510984       851,293      --        6.78%        3.82%
        Highest contract
         charges.........      --           --           --           --       --           --
        Remaining
         contract
         charges.........      --           --           --           --       --           --
  Putnam VT The George
   Putnam Fund of Boston
    2001 Lowest contract
     charges.............      114,102   11.687147     1,333,523      --        1.92%        0.74%
        Highest contract
         charges.........      --           --           --           --       --           --
        Remaining
         contract
         charges.........      --           --           --           --       --           --
  Putnam VT Global Asset
   Allocation Fund
    2001 Lowest contract
     charges.............       79,483   20.265402     1,610,751      --        1.06%       (8.35)%
        Highest contract
         charges.........      --           --           --           --       --           --
        Remaining
         contract
         charges.........      --           --           --           --       --           --
  Putnam VT Global Growth
   Fund
    2001 Lowest contract
     charges.............      285,789   19.251979     5,502,001      --       --          (29.66)%
        Highest contract
         charges.........      --           --           --           --       --           --
        Remaining
         contract
         charges.........      --           --           --           --       --           --
  Putnam VT Growth and
   Income Fund
    2001 Lowest contract
     charges.............      842,402   26.297364    22,152,962      --        1.60%       (6.16)%
        Highest contract
         charges.........      --           --           --           --       --           --
        Remaining
         contract
         charges.........      --           --           --           --       --           --
  Putnam VT Health
   Sciences Fund
    2001 Lowest contract
     charges.............      242,676   12.092641     2,934,597      --        0.04%      (19.53)%
        Highest contract
         charges.........      --           --           --           --       --           --
        Remaining
         contract
         charges.........      --           --           --           --       --           --
  Putnam VT High Yield
   Fund
    2001 Lowest contract
     charges.............      257,689   15.690083     4,043,163      --       12.92%        3.87%
        Highest contract
         charges.........      --           --           --           --       --           --
        Remaining
         contract
         charges.........      --           --           --           --       --           --
  Putnam VT Income Fund
    2001 Lowest contract
     charges.............      240,559   16.725709     4,023,515      --        8.24%        7.53%
        Highest contract
         charges.........      --           --           --           --       --           --
        Remaining
         contract
         charges.........      --           --           --           --       --           --

_____________________________________ SA-50 ____________________________________

                                                                             INVESTMENT
                                           UNIT        CONTRACT     EXPENSE    INCOME      TOTAL
                              UNITS     FAIR VALUE  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                           -----------  ----------  --------------  -------  ----------  ---------
  Putnam VT International
   Growth Fund
    2001 Lowest contract
     charges.............      759,789   11.294275     8,581,265      --        0.33%      (20.41)%
        Highest contract
         charges.........      --           --           --           --       --           --
        Remaining
         contract
         charges.........      --           --           --           --       --           --
  Putnam VT International
   Growth and Income Fund
    2001 Lowest contract
     charges.............      326,924    9.785153     3,198,997      --        1.37%      (20.67)%
        Highest contract
         charges.........      --           --           --           --       --           --
        Remaining
         contract
         charges.........      --           --           --           --       --           --
  Putnam VT International
   New Opportunities Fund
    2001 Lowest contract
     charges.............      181,034    8.693232     1,573,770      --       --          (28.52)%
        Highest contract
         charges.........      --           --           --           --       --           --
        Remaining
         contract
         charges.........      --           --           --           --       --           --
  Putnam VT Investors
   Fund
    2001 Lowest contract
     charges.............      517,240    8.946510     4,627,496      --        0.09%      (24.61)%
        Highest contract
         charges.........      --           --           --           --       --           --
        Remaining
         contract
         charges.........      --           --           --           --       --           --
  Putnam VT Money Market
   Fund
    2001 Lowest contract
     charges.............      899,771    1.498367     1,348,187      --        3.94%        4.00%
        Highest contract
         charges.........      --           --           --           --       --           --
        Remaining
         contract
         charges.........      --           --           --           --       --           --
  Putnam VT New
   Opportunities Fund
    2001 Lowest contract
     charges.............      451,728   19.929373     9,002,665      --       --          (29.99)%
        Highest contract
         charges.........      --           --           --           --       --           --
        Remaining
         contract
         charges.........      --           --           --           --       --           --
  Putnam VT New Value
   Fund
    2001 Lowest contract
     charges.............      435,752   13.503535     5,884,191      --        0.87%        3.61%
        Highest contract
         charges.........      --           --           --           --       --           --
        Remaining
         contract
         charges.........      --           --           --           --       --           --
  Putnam VT OTC &
   Emerging Growth Fund
    2001 Lowest contract
     charges.............      323,096    6.504819     2,101,682      --       --          (45.57)%
        Highest contract
         charges.........      --           --           --           --       --           --
        Remaining
         contract
         charges.........      --           --           --           --       --           --
  Putnam VT Utilities
   Growth & Income Fund
    2001 Lowest contract
     charges.............      131,929   19.690377     2,597,734      --        2.83%      (22.15)%
        Highest contract
         charges.........      --           --           --           --       --           --
        Remaining
         contract
         charges.........      --           --           --           --       --           --
  Putnam VT Vista Fund
    2001 Lowest contract
     charges.............      404,600   10.377065     4,198,561      --       --          (33.40)%
        Highest contract
         charges.........      --           --           --           --       --           --
        Remaining
         contract
         charges.........      --           --           --           --       --           --
  Putnam VT Voyager Fund
    2001 Lowest contract
     charges.............      762,757   29.655765    22,620,155      --        0.11%      (22.24)%
        Highest contract
         charges.........      --           --           --           --       --           --
        Remaining
         contract
         charges.........      --           --           --           --       --           --
  American Funds Global
   Growth Fund
    2001 Lowest contract
     charges.............      949,542    0.830793       788,873      --        0.65%      (16.92)%
        Highest contract
         charges.........      --           --           --           --       --           --
        Remaining
         contract
         charges.........      --           --           --           --       --           --
  American Funds Global
   Small Capitalization
   Fund
    2001 Lowest contract
     charges.............      737,617    0.870271       641,927      --        0.59%      (12.97)%
        Highest contract
         charges.........      --           --           --           --       --           --
        Remaining
         contract
         charges.........      --           --           --           --       --           --

_____________________________________ SA-51 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2001

                                                                             INVESTMENT
                                           UNIT        CONTRACT     EXPENSE    INCOME      TOTAL
                              UNITS     FAIR VALUE  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                           -----------  ----------  --------------  -------  ----------  ---------
  American Funds
   Growth-Income Fund
    2001 Lowest contract
     charges.............    6,626,425    1.003020     6,646,437      --        1.00%        0.30%
        Highest contract
         charges.........      --           --           --           --       --           --
        Remaining
         contract
         charges.........      --           --           --           --       --           --
  American Funds Growth
   Fund
    2001 Lowest contract
     charges.............    5,005,581    0.792121     3,965,026      --        0.31%      (20.79)%
        Highest contract
         charges.........      --           --           --           --       --           --
        Remaining
         contract
         charges.........      --           --           --           --       --           --
  Hartford Global Leaders
   HLS Fund
    2001 Lowest contract
     charges.............      875,661    0.848373       742,887      --        1.32%      (15.16)%
        Highest contract
         charges.........      --           --           --           --       --           --
        Remaining
         contract
         charges.........      --           --           --           --       --           --
  Hartford Global
   Technology HLS Fund
    2001 Lowest contract
     charges.............      134,931    0.737165        99,466      --       --          (26.28)%
        Highest contract
         charges.........      --           --           --           --       --           --
        Remaining
         contract
         charges.........      --           --           --           --       --           --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

_____________________________________ SA-52 ____________________________________

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To the Board of Directors of
Hartford Life and Annuity Insurance Company:

We have audited the accompanying balance sheets of Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly-owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 2001 and 2000, and the related statements of operations, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 2001. These financial statements and the schedules referred to below are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2, these financial statements were prepared using the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, which practices differs from accounting principles generally accepted in the United States.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Hartford Life and Annuity Insurance Company as of December 31, 2001 and 2000, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2001. Furthermore, in our opinion, the supplemental data included in Note 2 reconciling income and capital and surplus as shown in the financial statements to income and stockholder's equity as determined in conformity with accounting principles generally accepted in the United States, present fairly, in all material respects, the information shown therein.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of Hartford Life and Annuity Insurance Company as of December 31, 2001 and 2000, and the results of its operations and the changes in its capital and surplus for each of the three years in the period ended December 31, 2001 in conformity with accounting practices prescribed or permitted by the Insurance Department in the State of Connecticut.

As explained in Note 2 to the financial statements, effective January 1, 2001, the Company changed its method of accounting to that prescribed in the codified National Association of Insurance Commissioners' Statements of Statutory Accounting Principles and related interpretations prescribed by the Insurance Department of the State of Connecticut.

Hartford, Connecticut
January 28, 2002

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                                         AS OF DECEMBER 31,
 ------------------------------------------------------------------------------
                                                         2001          2000
 ------------------------------------------------------------------------------
 ASSETS
   Bonds                                              $ 2,639,950   $ 1,181,509
   Common Stocks                                           16,753        38,064
   Mortgage Loans                                         180,043        34,639
   Real Estate                                             24,614            --
   Policy Loans                                           250,220        80,795
   Cash and Short-Term Investments                        421,764        65,526
   Other Invested Assets                                   39,622         1,150
 ------------------------------------------------------------------------------
                     TOTAL CASH AND INVESTED ASSETS     3,572,966     1,401,683
 ------------------------------------------------------------------------------
   Investment Income Due and Accrued                       48,172        21,605
   Federal Income Taxes Recoverable                       157,532        54,908
   Deferred Tax Asset                                      54,720            --
   Other Assets                                            98,497        71,125
   Separate Account Assets                             41,945,545    45,343,327
 ------------------------------------------------------------------------------
                                       TOTAL ASSETS   $45,877,432   $46,892,648
 ------------------------------------------------------------------------------
 LIABILITIES
   Aggregate Reserves for Life and Accident and
    Health Policies                                   $ 4,346,336   $ 2,188,746
   Liability for Deposit Type Contracts                    42,394        21,063
   Policy and Contract Claim Liabilities                   30,507        10,733
   Asset Valuation Reserve                                     --         2,743
   Payable to Affiliates                                   32,072        20,917
   Accrued Expense Allowances and Other Amounts Due
    From Separate Accounts                             (1,485,727)   (1,461,556)
   Remittances and Items Not Allocated                    139,993       120,810
   Other Liabilities                                      155,097       106,602
   Separate Account Liabilities                        41,945,545    45,343,327
 ------------------------------------------------------------------------------
                                  TOTAL LIABILITIES    45,206,217    46,353,385
 ------------------------------------------------------------------------------
 CAPITAL AND SURPLUS
   Common Stock -- 3,000 Shares Authorized, 2,000
    Shares Issued and Outstanding                           2,500         2,500
   Gross Paid-In and Contributed Surplus                  986,883       226,043
   Unassigned Funds                                      (318,168)      310,720
 ------------------------------------------------------------------------------
                          TOTAL CAPITAL AND SURPLUS       671,215       539,263
 ------------------------------------------------------------------------------
             TOTAL LIABILITIES, CAPITAL AND SURPLUS   $45,877,432   $46,892,648
 ------------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                                        FOR THE YEARS ENDED DECEMBER 31,
 ------------------------------------------------------------------------------------------
                                                         2001          2000         1999
 ------------------------------------------------------------------------------------------
 REVENUES
   Premiums and Annuity Considerations                $12,741,782   $  772,847   $  621,789
   Considerations for Supplementary Contracts with
    Life Contingencies                                     33,695           31           --
   Annuity and Other Fund Deposits                             --    4,201,953    2,991,363
   Net Investment Income                                  188,799      107,937      122,322
   Commissions and Expense Allowances on
    Reinsurance Ceded                                      78,607      121,671      379,905
   Reserve Adjustment on Reinsurance Ceded                600,569    1,287,942    1,411,342
   Fee Income                                             817,436      827,674      647,565
   Other Revenues                                           6,435        2,751          842
 ------------------------------------------------------------------------------------------
                                     TOTAL REVENUES    14,467,323    7,322,806    6,175,128
 ------------------------------------------------------------------------------------------
 BENEFITS AND EXPENSES
   Death and Annuity Benefits                             174,288       57,001       47,372
   Disability and Other Benefits                           11,296        5,827        6,270
   Surrenders and Other Fund Withdrawals                4,142,327    3,567,723    1,250,813
   Commissions                                          1,222,698      490,630      467,338
   Increase in Aggregate Reserves for Life and
    Accident and Health Policies                        2,147,722       57,316       12,481
   Decrease in Liability for Premium and Other
    Deposit Funds                                              --     (403,594)     (47,852)
   General Insurance Expenses                             330,636      253,565      192,196
   Net Transfers to Separate Accounts                   2,613,765    3,218,126    4,160,501
   Modified Coinsurance Adjustment on Reinsurance
    Assumed                                             4,591,861           --           --
   Other Expenses                                          78,503       26,782       35,385
 ------------------------------------------------------------------------------------------
                        TOTAL BENEFITS AND EXPENSES    15,313,096    7,273,376    6,124,504
 ------------------------------------------------------------------------------------------
   Net (Loss) Gain from Operations Before Federal
    Income Tax (Benefit) Expense                         (845,773)      49,430       50,624
   Federal Income Tax (Benefit) Expense                  (196,458)      24,549      (10,231)
 ------------------------------------------------------------------------------------------
                    NET (LOSS) GAIN FROM OPERATIONS      (649,315)      24,881       60,855
 ------------------------------------------------------------------------------------------
   Net Realized Capital Losses, after tax                 (10,238)      (2,922)     (36,428)
 ------------------------------------------------------------------------------------------
                                  NET (LOSS) INCOME   $  (659,553)  $   21,959   $   24,427
 ------------------------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                                       FOR THE YEARS ENDED DECEMBER 31,
 ---------------------------------------------------------------------------------------
                                                         2001        2000        1999
 ---------------------------------------------------------------------------------------
 COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000
  SHARES ISSUED AND OUTSTANDING
 ---------------------------------------------------------------------------------------
   Balance, Beginning and End of Year                 $   2,500    $  2,500    $  2,500
 ---------------------------------------------------------------------------------------
 GROSS PAID-IN AND CONTRIBUTED SURPLUS,
 ---------------------------------------------------------------------------------------
   Beginning of Year                                    226,043     226,043     226,043
   Capital Contribution                                 760,840          --          --
 ---------------------------------------------------------------------------------------
                               BALANCE, END OF YEAR     986,883     226,043     226,043
 ---------------------------------------------------------------------------------------
 UNASSIGNED FUNDS
   Balance, Beginning of Year                           310,720     294,333     247,969

   Net Income                                          (659,553)     21,959      24,427
   Change in Net Unrealized Capital (Losses) Gains
    on Common Stocks and Other Invested Assets          (22,085)     (4,653)      2,258
   Change in Net Deferred Income Tax                    209,019          --          --
   Change in Reserve Valuation Basis                    (11,721)      5,711          --
   Change in Asset Valuation Reserve                      2,743       2,192      16,847
   Change in Non-Admitted Assets                       (154,455)     (3,646)      6,557
   Change in Liability for Reinsurance in
    Unauthorized Companies                                   (2)         --          --
   Cummulative Effect of Changes in Accounting
    Principles                                            7,166          --          --
   Credit on Reinsurance Ceded                               --      (5,176)     (3,725)
 ---------------------------------------------------------------------------------------
                               BALANCE, END OF YEAR    (318,168)    310,720     294,333
 ---------------------------------------------------------------------------------------
 CAPITAL AND SURPLUS,
 ---------------------------------------------------------------------------------------
   End of Year                                        $ 671,215    $539,263    $522,876
 ---------------------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                           FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------
                                             2001         2000        1999
-----------------------------------------------------------------------------
OPERATING ACTIVITIES
  Premiums and Annuity Considerations     $12,732,469  $4,969,266  $3,613,217
  Net Investment Income                       166,707     106,844     122,998
  Fee Income                                  817,436     827,674     647,565
  Commissions and Expense Allowances on
   Reinsurance Ceded                          679,177   1,403,553   1,787,523
  Other Income                                 36,949         179      11,800
                                          -----------  ----------  ----------
    Total Income                           14,432,738   7,307,516   6,183,103
                                          -----------  ----------  ----------
  Benefits Paid                             4,289,455   3,628,860   1,303,801
  Federal Income Tax (Recoveries)
   Payments                                   (58,363)     74,791      (8,815)
  Net Transfers to Separate Accounts        2,640,961   3,289,217   4,364,914
  MODCO Adjustment on Reinsurance
   Assumed                                  4,591,861          --          --
  Other Expenses                            1,637,963     789,601     669,525
                                          -----------  ----------  ----------
    Total Benefits and Expenses            13,101,877   7,782,469   6,329,425
-----------------------------------------------------------------------------
         NET CASH PROVIDED BY (USED FOR)
                    OPERATING ACTIVITIES    1,330,861    (474,953)   (146,322)
-----------------------------------------------------------------------------
INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD
  Bonds                                     1,286,296     731,046     753,358
  Common Stocks                                14,354         979         939
  Mortgage Loans                               57,353      33,304      53,704
  Other                                        12,690       1,718       1,490
                                          -----------  ----------  ----------
    Total Investment Proceeds               1,370,693     767,047     809,491
                                          -----------  ----------  ----------
  COST OF INVESTMENTS ACQUIRED
  Bonds                                     2,753,242     454,987     804,947
  Common Stocks                                14,246         484         464
  Mortgage Loans                              203,177       3,881      57,665
  Real Estate                                  25,000          --          --
  Other                                        40,467          --       1,994
                                          -----------  ----------  ----------
    Total Investments Acquired              3,036,132     459,352     865,070
                                          -----------  ----------  ----------
  Net Increase in Policy Loans                169,425      21,366      12,217
-----------------------------------------------------------------------------
         NET CASH (USED FOR) PROVIDED BY
                    INVESTING ACTIVITIES  $(1,834,864) $  286,329  $  (67,796)
-----------------------------------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
  Capital Contribution                        760,840          --          --
  Net other cash provided (used)               99,401     (13,429)     11,742
-----------------------------------------------------------------------------
         NET CASH PROVIDED BY (USED FOR)
                               FINANCING
            AND MISCELLANEOUS ACTIVITIES      860,241     (13,429)     11,742
-----------------------------------------------------------------------------
  Net increase (decrease) in cash and
   short-term investments                     356,238    (202,053)   (202,376)
  Cash and Short-Term Investments,
   Beginning of Year                           65,526     267,579     469,955
-----------------------------------------------------------------------------
  CASH AND SHORT-TERM INVESTMENTS, END
   OF YEAR                                $   421,764  $   65,526  $  267,579
-----------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
DECEMBER 31, 2001
(AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford"). Pursuant to an initial public offering on May 22, 1997, HLI sold to the public 26 million shares, representing approximately 18.6% of the equity ownership of HLI. On June 27, 2000, The Hartford acquired all of the outstanding common shares of HLI not already owned by The Hartford ("The Hartford Acquisition"). As a result of The Hartford Acquisition, HLI became a direct subsidiary of Hartford Fire Insurance Company.

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements are prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance.

Current prescribed statutory accounting practices include the adoption of the NAIC's codified ACCOUNTING PRACTICES AND PROCEDURES manual, effective
January 1, 2001, as well as current state laws and regulations. Permitted statutory accounting practices encompass accounting practices approved by the state insurance departments. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies and the liability for deposit type contracts. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

As the result of changes in accounting principles effective January 1, 2001, some of the information presented for 2000 and 1999 is not comparable to the information presented for 2001. The notable items are deposits recorded as revenue in 2000 and 1999, most of which were recorded as premiums and considerations in 2001. At the direction of the Connecticut Insurance Department, a few of the items in the 2000 balance sheet were reclassified for comparability with 2001 without any change in total assets, liabilities or capital and surplus funds.

STATUTORY ACCOUNTING VERSUS ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES ("GAAP")

Statutory accounting principles ("STAT") and GAAP differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) which are charged to expense when incurred for statutory purposes rather than on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP;

(4) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the balance sheet for statutory purposes by directly charging surplus;

(5) the calculation of post-retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(6) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) the reporting of fixed maturities at amortized cost for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity; as well as the change in the basis of the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as a change in surplus under statutory accounting;

(9) for statutory purposes separate account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis balance sheet, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities are held at fair value; and

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                                                   2001              2000              1999
                                                                -----------------------------------------------
GAAP Net Income                                                 $   214,610       $   140,954       $    75,654
Deferral and amortization of policy acquisition costs,
 net                                                               (308,546)         (218,151)         (272,171)
Change in unearned revenue reserve                                   59,132            54,255           (64,915)
Deferred taxes                                                      180,625            27,039            57,833
Separate account expense allowance                                 (110,911)           71,092           214,388
Asset impairments and write-downs                                        --                --           (17,250)
Benefit reserve adjustment                                          (13,199)          (70,248)           11,491
Prepaid reinsurance premium                                          (6,944)           (3,007)           (3,524)
Ceding commission on reinsurance assumed                           (670,507)               --                --
Statutory voluntary reserve                                              --                --            (6,286)
Other, net                                                           (3,813)           20,025            29,207
                                                                -----------------------------------------------
                            STATUTORY NET (LOSS) INCOME         $  (659,553)      $    21,959       $    24,427
                                                                -----------------------------------------------

GAAP Stockholder's Equity                                       $ 1,794,936       $   826,049       $   676,428
Deferred policy acquisition costs                                (3,033,841)       (2,105,975)       (1,887,824)
Unearned revenue reserve                                            229,194           150,220            95,965
Deferred taxes                                                      366,265           181,027           122,105
Separate account expense allowance                                1,521,026         1,469,122         1,398,030
Unrealized (gains) losses on investments                            (31,612)          (13,933)           26,292
Benefit reserve adjustment                                           24,334            16,574            81,111
Asset valuation reserve                                                  --            (2,743)           (4,935)
Interest maintenance reserve                                        (25,448)               --                --
Prepaid reinsurance premium                                         (17,679)          (10,735)           (7,728)
Goodwill                                                           (173,704)               --                --
Statutory voluntary reserve                                              --            (6,286)           (6,286)
Other, net                                                           17,744            35,943            29,718
                                                                -----------------------------------------------
                          STATUTORY CAPITAL AND SURPLUS         $   671,215       $   539,263       $   522,876
                                                                -----------------------------------------------

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.5% to 8.75% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM").

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2001 (including general and separate account liabilities) are as follows:

                                                                                       % of
Subject to discretionary withdrawal:                                   Amount          Total
                                                                     -----------------------
With market value adjustment                                         $     2,965         0.0%
At book value, less current surrender charge of 5% or more             1,369,405         3.3%
At market value                                                       38,967,202        93.3%
                                                                     -----------------------
                    TOTAL WITH ADJUSTMENT OR AT MARKET VALUE          40,339,572        96.6%
                                                                     -----------------------
At book value without adjustment (minimal or no charge or
 adjustment):                                                          1,187,215         2.8%
Not subject to discretionary withdrawal:                                 251,419         0.6%
                                                                     -----------------------
                                                TOTAL, GROSS          41,778,206       100.0%
Reinsurance ceded                                                             --         0.0%
                                                                     -----------
                                                  TOTAL, NET         $41,778,206       100.0%
                                                                     -----------

INVESTMENTS

Investments in bonds are carried at amortized cost and are amortized using the interest method, in accordance with Statements of Statutory Accounting Principles ("SSAP") No. 26 -- BONDS, EXCLUDING LOANED-BACKED AND STRUCTURED SECURITIES. Bonds that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") are carried at the appropriate SVO published value. When a reduction in the value of a security is deemed to be unrecoverable, the decline in value is reported as a realized loss and the carrying value is adjusted accordingly. Short-term investments consist of money market funds and are stated at cost, which approximates fair value. Preferred stocks are carried at amortized cost in accordance with NAIC designations. Common stocks are carried at fair value with the current year change in the difference from their cost reflected in surplus. Mortgage loans, which are carried at cost and approximate fair value, include investments in assets backed by mortgage loan pools. Policy loans are carried at their outstanding balance, which approximates fair value. Other invested assets are generally recorded at fair value.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $0 and $2,743 as of December 31, 2001 and 2000, respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage loan sold. The IMR balances as of December 31, 2001 and 2000 were $25,448 and $(3,582), respectively. The 2000 asset balance was reflected as a component of non-admitted assets in Unassigned Funds, in accordance with statutory accounting principles. The net capital gains (losses) captured in the IMR in 2001, 2000 and 1999 were $1,965, $(3,096) and $(1,255), respectively. The amount of expense amortized from the IMR in 2001, 2000, 1999 included in the Company's Statements of Operations, was $3,472, $(495) and $178, respectively. Realized capital gains and losses, net of taxes not included in the IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

CODIFICATION

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Connecticut Department of Insurance. Effective January 1, 2001, the State of Connecticut required that insurance companies domiciled in the State of Connecticut prepare their statutory basis financial statements in accordance with the NAIC codified ACCOUNTING PRACTICES AND PROCEDURES manual, effective January 1, 2001, subject to any deviations prescribed or permitted by the State of Connecticut Insurance Commissioner.

Accounting changes adopted to conform to the provisions of the NAIC codified ACCOUNTING PRACTICES AND PROCEDURES manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date, if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change in accounting principles, as an adjustment that increased unassigned funds of approximately $7,166.

3. BUSINESS COMBINATIONS:

On April 2, 2001, The Hartford, through Hartford Life, Inc. and its affiliates, acquired the U.S. individual life insurance, annuity and mutual fund businesses of Fortis Inc., ("Fortis") for $1.12 billion in cash. The Hartford effected the acquisition through several reinsurance agreements with subsidiaries of Fortis and the purchase of 100% of the stock of Fortis Advisors, Inc. and Fortis Investors, Inc., wholly-owned subsidiaries of Fortis. The purchase of Fortis Advisors, Inc. and Fortis Investors, Inc. was accounted for as a statutory purchase.

4. INVESTMENTS:

(a) COMPONENTS OF NET INVESTMENT INCOME

                                                                      For the years ended December 31,
                                                                   --------------------------------------
                                                                     2001           2000           1999
                                                                   --------------------------------------
Interest income from bonds and short-term investments              $148,038       $ 95,980       $113,646
Interest income from policy loans                                    14,160          4,923          3,494
Interest and dividends from other investments                        28,751          8,568          6,371
                                                                   --------------------------------------
Gross investment income                                             190,949        109,471        123,511
Less: investment expenses                                             2,150          1,534          1,189
                                                                   --------------------------------------
                                       NET INVESTMENT INCOME       $188,799       $107,937       $122,322
                                                                   --------------------------------------

(b) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT-TERM INVESTMENTS

                                                                     2001           2000           1999
                                                                   --------------------------------------
Gross unrealized capital gains                                     $ 17,132       $  2,401       $    561
Gross unrealized capital losses                                     (17,210)        (3,319)        (6,441)
                                                                   --------------------------------------
Net unrealized capital losses                                           (78)          (918)        (5,880)
Balance, beginning of year                                             (918)        (5,880)        10,072
                                                                   --------------------------------------
    CHANGE IN NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS
                                  AND SHORT-TERM INVESTMENTS       $    840       $  4,962       $(15,952)
                                                                   --------------------------------------

(c) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON COMMON STOCKS

                                                                     2001           2000           1999
                                                                   --------------------------------------
Gross unrealized capital gains                                     $    120       $    509       $  2,508
Gross unrealized capital losses                                     (22,913)        (2,113)           (24)
                                                                   --------------------------------------
Net unrealized capital (losses) gains                               (22,793)        (1,604)         2,484
Balance, beginning of year                                           (1,604)         2,484            333
                                                                   --------------------------------------
   CHANGE IN NET UNREALIZED CAPITAL (LOSSES) GAINS ON COMMON
                                                      STOCKS       $(21,189)      $ (4,088)      $  2,151
                                                                   --------------------------------------

(d) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                                                     2001           2000           1999
                                                                   --------------------------------------
Bonds and short-term investments                                   $ (7,491)      $ (8,128)      $(37,959)
Common stocks                                                           (13)           217            104
Other invested assets                                                    33             10            172
                                                                   --------------------------------------
Realized capital losses                                              (7,471)        (7,901)       (37,683)
Capital gains tax (benefit)                                             802         (1,883)            --
                                                                   --------------------------------------
Net realized capital losses, after tax                               (8,273)        (6,018)       (37,683)
Less: amounts transferred to IMR                                      1,965         (3,096)        (1,255)
                                                                   --------------------------------------
                      NET REALIZED CAPITAL LOSSES, AFTER TAX       $(10,238)      $ (2,922)      $(36,428)
                                                                   --------------------------------------

Sales and maturities of investments in bonds and short-term investments for the years ended December 31, 2001, 2000 and 1999 resulted in proceeds of $669,820, $740,995, and $1,367,027, respectively, gross realized capital gains of $8,169, $710 and $1,106, respectively, and gross realized capital losses of $6,273, $8,838 and $39,065, respectively, before transfers to the IMR. Sale of common stocks for the years ended
December 31, 2001, 2000 and 1999 resulted in proceeds of $14,354, $979 and $939, gross realized capital gains of $358, $218 and $115, respectively, and gross realized losses of $371, $1 and $11, respectively.

(e) DERIVATIVE INVESTMENTS

     SUMMARY OF DERIVATIVE INSTRUMENTS -- (MARKET VALUE & NOTIONAL AMOUNTS)
                            AS OF DECEMBER 31, 2001
                                 (IN MILLIONS)

                                      Total   Issued Caps,   Purchased                              Foreign     Total
                                     Market     Floors &    Caps, Floors             Interest Rate  Currency  Notional
                                      Value     Options      & Options     Futures       Swaps       Swaps     Amount
                                     ----------------------------------------------------------------------------------
Total asset-backed securities        $  992      $   --        $  --       $   --        $   7        $--      $    7
Other bonds and notes                 1,648           7            7           --           13         --          27
Short-term investments                   59          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
Total bonds and notes                 2,699           7            7           --           20         --          34
Other investments                       248          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
                   TOTAL INVESTMENT  $2,947      $    7        $   7       $   --        $  20        $--      $   34
                                     ----------------------------------------------------------------------------------
   DEPOSIT FUNDS AND OTHER BENEFITS  $2,873      $   --        $  66       $   --        $  --        $--      $   66
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                     NOTIONAL VALUE              $    7        $  73       $   --        $  20        $--      $  100
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                         FAIR VALUE              $   --        $   2       $   --        $   1        $--      $    3
                                     ----------------------------------------------------------------------------------

     SUMMARY OF DERIVATIVE INSTRUMENTS -- (MARKET VALUE & NOTIONAL AMOUNTS)
                            AS OF DECEMBER 31, 2000
                                 (IN MILLIONS)

                                      Total   Issued Caps,   Purchased                              Foreign     Total
                                     Market     Floors &    Caps, Floors             Interest Rate  Currency  Notional
                                      Value     Options      & Options     Futures       Swaps       Swaps     Amount
                                     ----------------------------------------------------------------------------------
Total asset-backed securities        $  668      $   --        $  --       $   --        $  10        $--      $   10
Other bonds and notes                   513           7            7           --           20         --          34
Short-term investments                   39          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
Total bonds and notes                 1,220           7            7           --           30         --          44
Other investments                        40          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
                  TOTAL INVESTMENTS  $1,260      $    7        $   7       $   --        $  30        $--      $   44
                                     ----------------------------------------------------------------------------------
   DEPOSIT FUNDS AND OTHER BENEFITS  $1,642      $   --        $  50       $   --        $  --        $--      $   50
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                     NOTIONAL VALUE              $    7        $  57       $   --        $  30        $--      $   94
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                         FAIR VALUE              $   --        $   1       $   --        $  --        $--      $    1
                                     ----------------------------------------------------------------------------------

(f) CONCENTRATION OF CREDIT RISK

Excluding U.S. government and government agency investments, the Company is not exposed to any significant concentration of credit risk in fixed maturities of a single issuer greater than 10% of capital and surplus as of December 31, 2001.

(g) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                                 December 31, 2001
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                   Amortized   Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
U.S government and government agencies and authorities:
  --Guaranteed and sponsored                                       $   41,637   $   132     $     --   $   41,769
  --Guaranteed and sponsored -- asset-backed                          270,969        --           --      270,969
States, municipalities and political subdivisions                         398        15           --          413
International governments                                              35,086       880           (4)      35,962
Public utilities                                                      163,678       557         (757)     163,478
All other corporate                                                 1,220,569    15,376       (9,716)   1,226,229
All other corporate -- asset-backed                                   728,058        61       (6,733)     721,386
Short-term investments                                                 58,741        --           --       58,741
Certificates of deposit                                                52,877       111           --       52,988
Parents, subsidiaries and affiliates                                  126,735        --           --      126,735
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $2,698,748   $17,132     $(17,210)  $2,698,670
                                                                   ----------------------------------------------

                                                                                 December 31, 2001
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                               Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
Common stock -- unaffiliated                                       $    4,162    $  120     $   (211)  $    4,071
Common stock -- affiliated                                             35,384        --      (22,702)      12,682
                                                                   ----------------------------------------------
                                              TOTAL COMMON STOCKS  $   39,546    $  120     $(22,913)  $   16,753
                                                                   ----------------------------------------------

                                                                                 December 31, 2000
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                   Amortized   Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
U.S government and government agencies and authorities:
  --Guaranteed and sponsored                                       $    6,164    $   62     $     (7)  $    6,219
  --Guaranteed and sponsored -- asset-backed                          123,714        --           --      123,714
States, municipalities and political subdivisions                         401         6           --          407
International governments                                               7,289       271           --        7,560
Public utilities                                                       17,797        --           --       17,797
All other corporate                                                   360,599     2,062       (3,312)     359,349
All other corporate -- asset-backed                                   544,620        --           --      544,620
Short-term investments                                                 38,813        --           --       38,813
Certificates of deposit                                                    --        --           --           --
Parents, subsidiaries and affiliates                                  121,420        --           --      121,420
                                                                   ----------------------------------------------
    TOTAL BONDS AND SHORT-TERM INVESTMENTS                         $1,220,817    $2,401     $ (3,319)  $1,219,899
                                                                   ----------------------------------------------

                                                                                 December 31, 2000
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                               Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
Common stock -- unaffiliated                                       $    4,284    $  509     $    (61)  $    4,732
Common stock -- affiliated                                             35,384        --       (2,052)      33,332
                                                                   ----------------------------------------------
                                              TOTAL COMMON STOCKS  $   39,668    $  509     $ (2,113)  $   38,064
                                                                   ----------------------------------------------

The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 2001 by estimated maturity year are shown below. Asset-backed securities, including mortgage backed securities and collaterialized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or repayment provisions.

                                                  Amortized          Estimated
                                                     Cost            Fair Value
                                                  -----------------------------
MATURITY
One year or less                                  $  325,531         $  325,522
Over one year through five years                   1,220,070          1,220,034
Over five years through ten years                    807,775            807,752
Over ten years                                       345,372            345,362
                                                  -----------------------------
                                           TOTAL  $2,698,748         $2,698,670
                                                  -----------------------------

Bonds with a carrying value of $3,495 were on deposit as of December 31, 2001 with various regulatory authorities as required.

(h) FAIR VALUE OF FINANCIAL INSTRUMENTS BALANCE SHEET ITEMS (IN MILLIONS):

                                                                2001                 2000
                                                         ----------------------------------------
                                                                   Estimated            Estimated
                                                         Carrying    Fair     Carrying    Fair
                                                          Amount     Value     Amount     Value
                                                         ----------------------------------------
ASSETS
  Bonds and short-term investments                       $ 2,699      2,699     1,221      1,220
  Common stocks                                               17         17        38         38
  Policy loans                                               250        250        81         81
  Mortgage loans                                             180        180        35         35
  Other invested assets                                       64         64         1          1
LIABILITIES
  Deposit funds and other benefits                       $ 2,873    $ 2,089   $ 1,642    $ 1,592
                                                         ----------------------------------------

The following methods and assumptions were used to estimate the fair value of each class of financial instruments: fair value of bonds, short-term investments, common stocks and other invested assets approximates those quotations published by the NAIC; policy loans and mortgage loans carrying amounts approximates fair value; and fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

5. INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member of the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company was filing a separate Federal income tax return.

(a) The components of the net deferred tax asset/(liability) are as follows:

                                                                      December 31,          January 1,
                                                                          2001                 2001
                                                                     -----------------------------------
Total of all deferred tax assets (admitted and non-admitted)            $ 329,950            $ 200,291
Total of all deferred tax liabilities                                   $(114,519)           $(193,879)
Total deferred tax assets non-admitted in accordance with
 SSAP No. 10, INCOME TAXES                                              $(160,711)           $      --
Increase in deferred taxes non-admitted                                 $(160,711)                 N/A
                                                                     -----------------------------------

(b) Deferred tax liabilities are not recognized for the following amounts:

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided for in this account.

(c) The components of incurred income tax expense and the change in deferred tax assets and deferred tax liabilities are as follows:

                                                                       2001           2001
                                                                     -----------------------
Current income taxes incurred                                        $(195,656)      $21,260
                                                                     -----------------------

                                                                      STAT/Tax         2001 Tax
Deferred tax assets:                                                 Difference         Effect
                                                                     ---------------------------
Reserves                                                             $ 194,867        $   68,203
Tax Deferred Acquisition Costs ("DAC")                                 551,268           192,943
Accrued deferred compensation                                            8,447             2,957
Capital loss carryforward                                                9,429             3,300
AMT credit utilization                                                 168,098            58,834
Other                                                                   10,608             3,713
                                                                     ---------------------------
                                   TOTAL DEFERRED TAX ASSETS         $ 942,717        $  329,950
                                                                     ---------------------------
                            DEFERRED TAX ASSETS NON-ADMITTED         $(459,176)       $(160,711)
                                                                     ---------------------------

                                                                      STAT/Tax         2001 Tax
Deferred tax liabilities:                                            Difference         Effect
                                                                     ---------------------------
Tax preferred investments                                            $(299,066)       $(104,673)
Deferred and uncollected                                               (19,934)          (6,977)
Other                                                                   (8,197)          (2,869)
                                                                     ---------------------------
                              TOTAL DEFERRED TAX LIABILITIES         $(327,197)       $(114,519)
                                                                     ---------------------------

The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

Deferred tax assets resulting from book/tax difference:

                                                                 December 31,          January 1,
                                                                     2001                 2001             Change
                                                                ---------------------------------------------------
Reserves                                                           $  68,203            $  23,802         $  44,401
Tax DAC                                                              192,943              160,409            32,534
Accrued deferred compensation                                          2,957                2,048               909
Capital loss carryforward                                              3,300               13,227            (9,927)
AMT credit utilization                                                58,834                   --            58,834
Other                                                                  3,713                  805             2,908
                                                                ---------------------------------------------------
                              TOTAL DEFERRED TAX ASSETS            $ 329,950            $ 200,291         $ 129,659
                                                                ---------------------------------------------------
                       DEFERRED TAX ASSETS NON-ADMITTED            $(160,711)           $      --         $(160,711)
                                                                ---------------------------------------------------

Deferred tax liabilities resulting from book/tax difference:

                                                                 December 31,          January 1,
                                                                     2001                 2001             Change
                                                                ---------------------------------------------------
Bonds                                                              $      --            $  (1,238)        $   1,238
Tax preferred investments                                           (104,673)            (189,568)           84,895
Deferred and uncollected                                              (6,977)              (1,808)           (5,169)
Other                                                                 (2,869)              (1,265)           (1,604)
                                                                ---------------------------------------------------
                         TOTAL DEFERRED TAX LIABILITIES            $(114,519)           $(193,879)        $  79,360
                                                                ---------------------------------------------------

                                                                 December 31,          January 1,
                                                                     2001                 2001             Change
                                                                ---------------------------------------------------
Total deferred tax assets                                          $ 329,950            $ 200,291         $ 129,659
Total deferred tax liabilities                                     $(114,519)           $(193,879)        $  79,360
                                                                ---------------------------------------------------
                                 NET DEFERRED TAX ASSET            $ 215,431            $   6,412         $ 209,019
                                                                ---------------------------------------------------

(d) The Company's income tax expense and change in deferred tax assets and deferred tax liabilities differs from the amount obtained by applying the Federal statutory rate of 35% to the Net (Loss) Gain from Operations Before Federal Income Tax (Benefit) Expense for the following reasons:

                                                                                           Effective
                                                                      December 31,            Tax
                                                                          2001               Rate
                                                                     -------------------------------
Tax provision at statutory rate                                         $(299,317)           35.0%
Tax preferred investments                                                 (33,724)            3.9%
Other                                                                         751             0.0%
                                                                     -------------------------------
  Total before SSAP No. 10 implementation                                (332,290)           38.9%
  SSAP No. 10 implementation adjustments                                  (72,385)            8.4%
                                                                     -------------------------------
                                                       TOTAL            $(404,675)           47.3%
                                                                     -------------------------------

                                                                                           Effective
                                                                      December 31,            Tax
                                                                          2001               Rate
                                                                     -------------------------------
Federal and foreign income tax incurred                                 $(195,656)           22.9%
Change in net deferred income taxes                                      (209,019)           24.4%
                                                                     -------------------------------
                                TOTAL STATUTORY INCOME TAXES            $(404,675)           47.3%
                                                                     -------------------------------

(e) As of December 31, the Company had an operating loss carry forward of $(718,165). If not utilized, it will expire for tax purposes in 2016.

The following are year to date income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2001                  $    --
2000                  $21,260
1999                  $    --

(f) The Company's Federal income tax return is consolidated within The Hartford Financial Services Group, Inc. consolidated Federal income tax return. Please refer to Schedule Y of the Company's most recent Annual Statement for a list of the entities within the consolidated group.

The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses, to the extent available for use by the group. Intercompany tax balances are settled quarterly.

6. REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company cedes significant portions of its variable annuity business written since 1994 to RGA Reinsurance Company ("RGA"). Certain core annuity products were excluded from this reinsurance arrangement beginning in the second quarter of 1999 and, as such, the amounts ceded to RGA have declined significantly.

There were no material reinsurance recoverables from reinsurers outstanding as of, and for the years ended, December 31, 2001, 2000 and 1999.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                           Direct     Assumed       Ceded        Net
                                                         -----------------------------------------------
2001
Aggregate Reserves for Life and
  Accident and Health Policies                           $3,085,682  $1,578,470  $  (317,816) $4,346,336
Policy and Contract Claim Liabilities                    $   23,510  $   16,288  $    (9,291) $   30,507
Premium and Annuity Considerations                       $6,890,184  $6,794,425  $  (942,827) $12,741,782
Death, Annuity, Disability and Other Benefits            $  115,649  $   94,069  $   (24,134) $  185,584
Surrenders and Other Fund Withdrawals                    $3,893,425  $  491,474  $  (242,572) $4,142,327

                                                           Direct     Assumed       Ceded        Net
                                                         -----------------------------------------------
2000
Aggregate Reserves for Life and
  Accident and Health Policies                           $  900,216  $       --  $  (256,989) $  643,227
Policy and Contract Claim Liabilities                    $   16,084  $       --  $    (5,351) $   10,733
Premium and Annuity Considerations                       $  839,447  $      986  $   (67,586) $  772,847
Annuity and Other Fund Deposits                          $5,730,269  $       --  $(1,528,316) $4,201,953
Death, Annuity, Disability and Other Benefits            $   77,524  $    1,542  $   (16,238) $   62,828
Surrenders and Other Fund Withdrawals                    $3,684,103  $       --  $  (116,380) $3,567,723

                                                           Direct     Assumed       Ceded        Net
                                                         -----------------------------------------------
1999
Aggregate Reserves for Life and
  Accident and Health Policies                           $  784,502  $       53  $  (192,934) $  591,621
Policy and Contract Claim Liabilities                    $    7,827  $      203  $      (353) $    7,677
Premium and Annuity Considerations                       $  674,219  $    1,261  $   (53,691) $  621,789
Annuity and Other Fund Deposits                          $6,195,917  $       --  $(3,204,554) $2,991,363
Death, Annuity, Disability and Other Benefits            $   65,251  $    1,104  $   (12,713) $   53,642
Surrenders and Other Fund Withdrawals                    $2,541,449  $       --  $(1,290,636) $1,250,813

7. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has also invested in bonds of its indirect affiliates, Hartford Financial Services Corporation, and HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, Ltd.

For additional information, see Notes 5, 6, and 8.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees that work for The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $3,764, $648 and $762 for 2001, 2000 and 1999, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life

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insurance benefits expense allocated to the Company was not material to the results of operations for 2001, 2000 or 1999.

The assumed rate in the per capita cost of health care (the health care trend rate) was 8% for 2001, decreasing ratably to 5% in the year 2007. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of covered employees.

Substantially all of The Hartford's life insurance companies' employees are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in common stock of The Hartford or certain other investments, are matched to a limit of 3% of compensation. In addition, The Hartford allocates 0.5% of base salary to the plan for each eligible employee. Matching contributions are used to acquire common stock of The Hartford. The cost to the Company for the above-mentioned plan was approximately $2 million, $2 million and $1 million in 2001, 2000 and 1999, respectively.

9. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, Federal income taxes and before realized capital gains or (losses) for the previous year. Dividends are paid as determined by the Board of Directors and are not cumulative. The amount available for dividend in 2002 is approximately $66,872.

10. SEPARATE ACCOUNTS:

The Company maintains separate account assets totaling $41.9 billion and $45.3 billion as of December 31, 2001 and 2000, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account statement of operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $567 million, $622 million and $493 million for the years ended December 31, 2001, 2000 and 1999, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

11. COMMITMENTS AND CONTINGENT LIABILITIES:

(a) LITIGATION

The Company is involved in pending and threatened litigation in the normal course of its business in which claims for alleged economic and punitive damages have been asserted. Some of these cases have been filed as purported class actions and some cases have been filed in certain jurisdictions that permit punitive damage awards disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability, arising from such pending or threatened litigation, will have a material adverse effect on the statutory capital and surplus of the Company.

(b) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $289, $1,212 and $523 in 2001, 2000 and 1999, respectively, of which $297, $1,074 and
$318 in 2001, 2000 and 1999, respectively, were estimated to be creditable against premium taxes.

(c) TAX MATTERS

The Company's Federal income tax returns are routinely audited by the Internal Revenue Service. The Company's 1997 and 1996 Federal income tax returns are currently under audit by the IRS. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax related matters for all open tax years.

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12. SEPTEMBER 11 EVENTS:

As a result of the September 11 terrorist attack, the Company recorded a loss amounting to $6.9 million, before taxes and net of reinsurance in the third quarter of 2001. The Company based the loss estimate upon a review of insured exposures using a variety of assumptions and actuarial techniques, including the cost of additional reinsurance premiums. As a result of the uncertainties involved in the estimation process, final claims settlement may vary from present estimates.

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